WRL FREEDOM BELLWETHER/registered trademark/
                               VARIABLE ANNUITY

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT
                                       By
                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
PROSPECTUS
MAY 1, 2000


     This prospectus gives you important information about the WRL Freedom Bellwether/registered trademark/, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the mutual fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain group and individual retirement plans.

     You can put your money into 30 investment choices: a fixed account and 29 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

     The 29 portfolios we currently offer through the subaccounts under this Contract are:

                                              WRL SERIES FUND, INC.
 WRL VKAM Emerging Growth                                             WRL Great Companies -- America(SM)
 WRL T. Rowe Price Small Cap                                          WRL Salomon All Cap
 WRL Goldman Sachs Small Cap                                          WRL C.A.S.E. Growth
 WRL Pilgrim Baxter Mid Cap Growth                                    WRL Dreyfus Mid Cap
 WRL Alger Aggressive Growth                                          WRL NWQ Value Equity
 WRL Third Avenue Value                                               WRL T. Rowe Price Dividend Growth
 WRL Value Line Aggressive Growth                                     WRL Dean Asset Allocation
 WRL GE International Equity (formerly, WRL GE/Scottish Equitable     WRL LKCM Strategic Total Return
  International Equity)
 WRL Janus Global                                                     WRL J.P. Morgan Real Estate Securities
 WRL Great Companies -- Technology(SM)                                WRL Federated Growth & Income
 WRL Janus Growth                                                     WRL AEGON Balanced
 WRL Goldman Sachs Growth                                             WRL AEGON Bond
 WRL GE U.S. Equity                                                   WRL J.P. Morgan Money Market


                     VARIABLE INSURANCE PRODUCTS FUND (VIP)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2

                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2

                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2

     If you would like more information about the WRL Freedom Bellwether/registered trademark/, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2000. Please call us at 1-800-851-9777 or write us at: Western Reserve, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.

PLEASE NOTE THAT THE CONTRACT AND THE FUNDS:
o   ARE NOT BANK DEPOSITS
o   ARE NOT FEDERALLY INSURED
o   ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY
o   ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
o   INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS OF SPECIAL TERMS ................................................     1
SUMMARY .....................................................................     3
ANNUITY CONTRACT FEE TABLE ..................................................     9
EXAMPLE .....................................................................    10
 1.  THE ANNUITY CONTRACT ...................................................    12
       The Contracts ........................................................    12
       Other Contracts ......................................................    12
 2.  ANNUITY PAYMENTS (THE INCOME PHASE) ....................................    13
       Annuity Payment Options Under the Contract ...........................    13
       Fixed Annuity Payment Options ........................................    14
       Variable Annuity Payment Options .....................................    15
 3.  PURCHASE ...............................................................    16
       Contract Issue Requirements ..........................................    16
       Purchase Payments ....................................................    16
       Initial Purchase Requirements ........................................    16
       Additional Purchase Payments .........................................    17
       Maximum Annual Purchase Payments .....................................    17
       Allocation of Purchase Payments ......................................    17
       Right to Cancel Period ...............................................    17
       Annuity Value ........................................................    18
       Accumulation Units ...................................................    18
 4.  INVESTMENT CHOICES .....................................................    18
       The Separate Account .................................................    18
       The Fixed Account ....................................................    20
       Transfers ............................................................    20
       Dollar Cost Averaging Program ........................................    21
       Asset Rebalancing Program ............................................    22
       Telephone or Fax Transactions ........................................    22
       Third Party Investment Services ......................................    23
 5.  EXPENSES ...............................................................    23
       Partial Withdrawals and Complete Surrenders ..........................    23
       Mortality and Expense Risk Charge ....................................    24
       Administrative Charge ................................................    24
       Annual Contract Charge ...............................................    24
       Transfer Charge ......................................................    24
       Loan Processing Fee ..................................................    24
       Premium Taxes ........................................................    24
       Federal, State and Local Taxes .......................................    25
       Portfolio Management Fees ............................................    26
       Waived Charges and Expenses to Employees .............................    26
 6.  TAXES ..................................................................    26
       Annuity Contracts in General .........................................    26
       Qualified and Nonqualified Contracts .................................    27
       Partial Withdrawals and Complete Surrenders -- Nonqualified Contracts     27
       Multiple Contracts ...................................................    28

       Diversification and Distribution Requirements .......................   28
       Partial Withdrawals and Complete Surrenders -- Qualified Contracts ..   28
       Taxation of Death Benefit Proceeds ..................................   29
       Annuity Payments ....................................................   29
       Transfers, Assignments or Exchanges of Contracts ....................   30
       Possible Tax Law Changes ............................................   30
 7.  ACCESS TO YOUR MONEY ..................................................   31
       Partial Withdrawals and Complete Surrenders .........................   31
       Delay of Payment and Transfers ......................................   32
       Systematic Partial Withdrawals ......................................   32
       Contract Loans for Qualified Contracts ..............................   33
 8.  PERFORMANCE ...........................................................   35
 9.  DEATH BENEFIT .........................................................   35
       When We Pay a Death Benefit .........................................   36
       When We Do Not Pay a Death Benefit ..................................   36
       Amount of Death Benefit During the Accumulation Period ..............   37
       Alternate Payment Elections Before the Maturity Date ................   38
10.  OTHER INFORMATION .....................................................   38
       Ownership ...........................................................   38
       Annuitant ...........................................................   38
       Beneficiary .........................................................   38
       Assignment ..........................................................   39
       Western Reserve Life Assurance Co. of Ohio ..........................   39
       The Separate Account ................................................   39
       Voting Rights .......................................................   40
       Distribution of the Contracts .......................................   40
       Non-Participating Contract ..........................................   41
       Variations in Contract Provisions ...................................   41
       IMSA ................................................................   41
       Legal Proceedings ...................................................   41
       Financial Statements ................................................   41
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...............   42
APPENDIX A -- CONDENSED FINANCIAL INFORMATION ..............................   43
APPENDIX B -- HISTORICAL PERFORMANCE DATA ..................................   52

DEFINITIONS OF SPECIAL TERMS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 accumulation       The period between the Contract date and the maturity date while the
 period             Contract is in force.
                    -------------------------------------------------------------------------------
 accumulation       An accounting unit of measure we use to calculate subaccount values during
 unit value         the accumulation period.
                    -------------------------------------------------------------------------------
 administrative     Our administrative office and mailing address is P.O. Box 5068, Clearwater,
 office             Florida 33758-5068. Our street address is 570 Carillon Parkway,
                    St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
                    -------------------------------------------------------------------------------
 age                The issue age, which is annuitant's age on the birthday nearest the Contract date, plus the number of completed Contract years. When we use the term
                    "age" in this prospectus, it has the same meaning as "attained age" in the
                    Contract.
                    -------------------------------------------------------------------------------
 annuitant          The person you named in the application (or later changed), to receive annuity payments. The annuitant may be changed as provided in the
                    Contract's death benefit provisions and annuity provision.
                    -------------------------------------------------------------------------------
 annuity unit       An accounting unit of measure we use to calculate annuity payments from the
 value              subaccounts after the maturity date.
                    -------------------------------------------------------------------------------
 annuity value      The sum of the separate account value and the fixed account value.
                    -------------------------------------------------------------------------------
 beneficiary(ies)   The person(s) you elect to receive the death benefit proceeds under the
                    Contract.
                    -------------------------------------------------------------------------------
 cash value         The annuity value less any applicable premium taxes.
                    -------------------------------------------------------------------------------
 Code               The Internal Revenue Code of 1986, as amended.
                    -------------------------------------------------------------------------------
 Contract date      The later of the date on which the initial purchase payment is received or the date that the properly completed application is received at Western Reserve's administrative office. We measure Contract years, Contract months and
                    Contract anniversaries from the Contract date.
                    -------------------------------------------------------------------------------
 death report day   The valuation date on which we have received both proof of annuitant's death and your beneficiary's election regarding payment.
                    -------------------------------------------------------------------------------
 fixed account      An option to which you can direct your money under the Contract, other than the separate account. It provides a guarantee of principal and interest. The assets supporting the fixed account are held in the general account. The fixed account is not available in all states.
                    -------------------------------------------------------------------------------
 fixed account      During the accumulation period, your Contract's value allocated in the fixed
 value              account.
                    -------------------------------------------------------------------------------
 funds              Investment companies which are registered with the U.S. Securities and
                    Exchange Commission. The Contract allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Contract in the future.
                    -------------------------------------------------------------------------------

 in force           Condition under which the Contract is active and the owner is entitled to exercise all rights under the Contract.
                    --------------------------------------------------------------------------------
 maturity date      The date on which the accumulation period ends and annuity payments begin.
                    The latest maturity date is the annuitant's 90th birthday.
                    --------------------------------------------------------------------------------
 NYSE               New York Stock Exchange.
                    --------------------------------------------------------------------------------
 nonqualified       Contracts issued other than in connection with retirement plans.
 Contracts
                    --------------------------------------------------------------------------------
 owner              The person(s) entitled to exercise all rights under the Contract. The annuitant
 (you, your)        is the owner unless the application states otherwise, or unless a change of ownership is made at a later time.
                    --------------------------------------------------------------------------------
 portfolio          A separate investment portfolio of a fund.
                    --------------------------------------------------------------------------------
 purchase           Amounts paid by an owner or on the owner's behalf to Western Reserve as
 payments           consideration for the benefits provided by the Contract. When we use the term "purchase payment" in this prospectus, it has the same meaning as "net payment" in the Contract, which means the purchase payment less any applicable premium taxes.
                    --------------------------------------------------------------------------------
 qualified          Contracts issued in connection with retirement plans that qualify for special
 Contracts          federal income tax treatment under the Code.
                    --------------------------------------------------------------------------------
 separate account   WRL Series Annuity Account, a separate account composed of several subaccounts established to receive and invest purchase payments not allocated to the fixed account.
                    --------------------------------------------------------------------------------
 separate account   During the accumulation period, your Contract's value in the separate
 value              account, which equals the total value in each subaccount.
                    --------------------------------------------------------------------------------
 subaccount         A subdivision of the separate account that invests exclusively in the shares of a specified portfolio and supports the Contracts. Subaccounts corresponding to each portfolio hold assets under the Contract during the accumulation period.
                    Other subaccounts corresponding to each portfolio will hold assets after the maturity date if you select a variable annuity option.
                    --------------------------------------------------------------------------------
 surrender          The termination of a Contract at the option of the owner.
                    --------------------------------------------------------------------------------
 valuation date/    Each day on which the NYSE is open for trading, except when a
 business day       subaccount's corresponding portfolio does not value its shares. Western
                    Reserve is open for business on each day that the NYSE is open. When we use the term "business day," it has the same meaning as valuation date.
                    --------------------------------------------------------------------------------
 valuation period   The period of time over which we determine the change in the value of the subaccounts in order to price accumulation units and annuity units. Each valuation period begins at the close of normal trading on the NYSE (currently
                    4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.
                    --------------------------------------------------------------------------------
 Western Reserve    Western Reserve Life Assurance Co. of Ohio.
 (we, us, our)
                    --------------------------------------------------------------------------------


SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     THE SECTIONS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THIS PROSPECTUS, WHICH DISCUSS THE TOPICS IN MORE DETAIL. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


1. THE ANNUITY CONTRACT


     The WRL Freedom Bellwether/registered trademark/ is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.


     The Contract allows you to direct your money into any of the 29 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


     You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.


     You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.


     The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


     The Contract allows you to receive income under one of five annuity payment options. You may choose from fixed payment options or variable payment options. If you select a variable payment option, the dollar amount of the payments you receive may go up or down depending on the investment results of the portfolios you invest in at that time. You cannot annuitize until your Contract's fifth anniversary.


3. PURCHASE


     You can buy this Contract with $25,000 or more under most circumstances. You can add as little as $50 at any time during the accumulation period.

4. INVESTMENT CHOICES


     You can invest your money in any of the 29 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

                             WRL SERIES FUND, INC.


    [ ] WRL VKAM Emerging Growth              [ ] WRL Great Companies -- America(SM)
    [ ] WRL T. Rowe Price Small Cap           [ ] WRL Salomon All Cap
    [ ] WRL Goldman Sachs Small Cap           [ ] WRL C.A.S.E. Growth
    [ ] WRL Pilgrim Baxter Mid Cap Growth     [ ] WRL Dreyfus Mid Cap
    [ ] WRL Alger Aggressive Growth           [ ] WRL NWQ Value Equity
    [ ] WRL Third Avenue Value                [ ] WRL T. Rowe Price Dividend Growth
    [ ] WRL Value Line Aggressive Growth      [ ] WRL Dean Asset Allocation
    [ ] WRL GE International Equity           [ ] WRL LKCM Strategic Total Return
    [ ] WRL Janus Global                      [ ] WRL J.P. Morgan Real Estate Securities
    [ ] WRL Great Companies -- Technology(SM) [ ] WRL Federated Growth & Income
    [ ] WRL Janus Growth                      [ ] WRL AEGON Balanced
    [ ] WRL Goldman Sachs Growth              [ ] WRL AEGON Bond
    [ ] WRL GE U.S. Equity                    [ ] WRL J.P. Morgan Money Market


                         VARIABLE INSURANCE PRODUCTS FUND (VIP)
    Fidelity -- VIP Equity-Income Portfolio -- Service Class 2

                      VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
    Fidelity -- VIP II Contrafund/registered trademark/ Portfolio --
                Service Class 2

                     VARIABLE INSURANCE PRODUCTS FUND III (VIP III) Fidelity -- VIP III Growth Opportunities Portfolio -- Service Class 2

     Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.


     You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


     Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.


5. EXPENSES


     We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.


     During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.25% and an administrative charge of 0.15% each year from the money you have invested in the subaccounts.


     During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

     We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.


     We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payments, if you surrender the Contract or partially withdraw its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.


     The portfolios deduct management fees and expenses charges from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These charges currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 9 of this prospectus and the fund prospectuses.


6. TAXES


     The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.


     Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.


7. ACCESS TO YOUR MONEY


     You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $25,000. No withdrawals may be made from the fixed account without prior consent from us. For qualified Contracts issued under Code Section 403(b), certain restrictions will apply. You may also have to pay federal income tax and a penalty tax on any money you take out. No withdrawal charges apply.


     Partial withdrawals may reduce the death benefit by more than the amount withdrawn.


8. PERFORMANCE


     The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT


     If you are both the owner and the annuitant and you die before the income phase begins, your beneficiary will receive a death benefit. Death benefit provisions may vary by state.


     If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.


     The death benefit will be the greatest of:

     /bullet/ the annuity value of your Contract on the death report day; /bullet/ the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states.); or
     /bullet/ the highest annuity value of your Contract on any Contract anniversary between the Contract date (as shown on your Contract schedule page) and the earlier of:
               /bullet/ the annuitant's date of death; or /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.

     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.


     The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Annuity Payment Options on pages 14 and 15 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.


10. OTHER INFORMATION


     RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.

     WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.


     ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:


     /bullet/ SYSTEMATIC PARTIAL WITHDRAWALS -- You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your Contract is in the accumulation period. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.


     /bullet/ DOLLAR COST AVERAGING -- You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts to your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.


     /bullet/ ASSET REBALANCING -- We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.


     /bullet/ TELEPHONE OR FAX TRANSACTIONS -- You may make transfers, withdrawals and/or change the allocation of additional purchase payments by telephone or fax.


     /bullet/ CONTRACT LOANS -- If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Qualified Contracts on page 33 for details.

     These features are not available in all states and may not be suitable for your particular situation.


     Certain states place restrictions on access to the fixed account, on the death benefit calculation, on the annuity payment options and on other features of the Contract. Consult your agent and the Contract form for details.

11. INQUIRIES


     If you need additional information, please contact us at:


       Western Reserve Life
       Administrative Office
       Attention: Annuity Department
       P.O. Box 9051
       Clearwater, FL 33758-9051
       1-800-851-9777
       www.westernreserve.com

ANNUITY CONTRACT FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


      OWNER TRANSACTION EXPENSES
Sales Load On Purchase Payments ..................None
Maximum Withdrawal Charge ........................None
Transfer Charge .................$10 After 12 Per Year
Loan Processing Fee(1) ...................$30 Per Loan
=======================================================
ANNUAL CONTRACT CHARGE(2) .......$30 Per Contract Year




          SEPARATE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)
-----------------------------------------------------
Mortality and Expense Risk Charge(3) ......... 1.25%
Administrative Charge(3) ..................... 0.15%
TOTAL SEPARATE ACCOUNT
   ANNUAL EXPENSES ........................... 1.40%

--------------------------------------------------------------------------------
                          PORTFOLIO ANNUAL EXPENSES(4)

   (as a percentage of average net assets and after expense reimbursements)

                                                                                      MANAGEMENT     OTHER
  PORTFOLIO                                                                              FEES      EXPENSES
 WRL SERIES FUND, INC.(5)(6)
 WRL VKAM Emerging Growth                                                                 0.80%      0.07%
 WRL T. Rowe Price Small Cap(7)                                                           0.75%      0.25%
 WRL Goldman Sachs Small Cap(7)                                                           0.90%      0.10%
 WRL Pilgrim Baxter Mid Cap Growth(7)                                                     0.90%      0.10%
 WRL Alger Aggressive Growth                                                              0.80%      0.09%
 WRL Third Avenue Value                                                                   0.80%      0.20%
 WRL Value Line Aggressive Growth(8)                                                      0.80%      0.20%
 WRL GE International Equity(9)                                                           1.00%      0.20%
 WRL Janus Global(10)                                                                     0.80%      0.12%
 WRL Great Companies -- Technology(SM)(8)                                                 0.80%      0.20%
 WRL Janus Growth(11)                                                                     0.80%      0.05%
 WRL Goldman Sachs Growth(7)                                                              0.90%      0.10%
 WRL GE U.S. Equity                                                                       0.80%      0.13%
 WRL Great Companies -- America(SM)(8)                                                    0.80%      0.20%
 WRL Salomon All Cap(7)                                                                   0.90%      0.10%
 WRL C.A.S.E. Growth                                                                      0.80%      0.20%
 WRL Dreyfus Mid Cap(7)                                                                   0.85%      0.15%
 WRL NWQ Value Equity                                                                     0.80%      0.10%
 WRL T. Rowe Price Dividend Growth(7)                                                     0.90%      0.10%
 WRL Dean Asset Allocation                                                                0.80%      0.07%
 WRL LKCM Strategic Total Return                                                          0.80%      0.06%
 WRL J.P. Morgan Real Estate Securities                                                   0.80%      0.20%
 WRL Federated Growth & Income                                                            0.75%      0.14%
 WRL AEGON Balanced                                                                       0.80%      0.09%
 WRL AEGON Bond                                                                           0.45%      0.08%
 WRL J.P. Morgan Money Market                                                             0.40%      0.04%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(12)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(13)                              0.48%      0.10%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(12)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(13)        0.58%      0.12%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(12)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(13)                   0.58%      0.13%



                                                                                                   TOTAL PORTFOLIO
                                                                                      RULE 12B-1       ANNUAL
  PORTFOLIO                                                                              FEES         EXPENSES
 WRL SERIES FUND, INC.(5)(6)
 WRL VKAM Emerging Growth                                                                   N/A              0.87%
 WRL T. Rowe Price Small Cap(7)                                                             N/A              1.00%
 WRL Goldman Sachs Small Cap(7)                                                             N/A              1.00%
 WRL Pilgrim Baxter Mid Cap Growth(7)                                                       N/A              1.00%
 WRL Alger Aggressive Growth                                                                N/A              0.89%
 WRL Third Avenue Value                                                                     N/A              1.00%
 WRL Value Line Aggressive Growth(8)                                                        N/A              1.00%
 WRL GE International Equity(9)                                                             N/A              1.20%
 WRL Janus Global(10)                                                                       N/A              0.92%
 WRL Great Companies -- Technology(SM)(8)                                                   N/A              1.00%
 WRL Janus Growth(11)                                                                       N/A              0.85%
 WRL Goldman Sachs Growth(7)                                                                N/A              1.00%
 WRL GE U.S. Equity                                                                         N/A              0.93%
 WRL Great Companies -- America(SM)(8)                                                      N/A              1.00%
 WRL Salomon All Cap(7)                                                                     N/A              1.00%
 WRL C.A.S.E. Growth                                                                        N/A              1.00%
 WRL Dreyfus Mid Cap(7)                                                                     N/A              1.00%
 WRL NWQ Value Equity                                                                       N/A              0.90%
 WRL T. Rowe Price Dividend Growth(7)                                                       N/A              1.00%
 WRL Dean Asset Allocation                                                                  N/A              0.87%
 WRL LKCM Strategic Total Return                                                            N/A              0.86%
 WRL J.P. Morgan Real Estate Securities                                                     N/A              1.00%
 WRL Federated Growth & Income                                                              N/A              0.89%
 WRL AEGON Balanced                                                                         N/A              0.89%
 WRL AEGON Bond                                                                             N/A              0.53%
 WRL J.P. Morgan Money Market                                                               N/A              0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)(12)
 Fidelity VIP Equity-Income Portfolio -- Service Class 2(13)                              0.25%              0.83%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(12)
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2(13)        0.25%              0.95%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)(12)
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2(13)                   0.25%              0.96%

 (1) Loans are available for qualified Contracts only. This loan fee is not applicable in all states.
 (2) We may waive the annual Contract charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.
 (3) These charges apply to each subaccount. They do not apply to the fixed account. These charges apply during the accumulation period and the income phase.
 (4) The fee table information relating to the portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.
 (5) Effective January 1, 1997, the Board of the WRL Series Fund Inc. (the "WRL Fund") authorized the WRL Fund to charge each portfolio of the WRL Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more details.

 (6) WRL Investment Management, Inc. ("WRL Management"), the investment adviser of the WRL Fund, has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the WRL portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999, and the expense ratio without the reimbursement are listed below for each portfolio:


                                                      Expense     Reimbursement         Expense Ratio
                                                       Limit          Amount        Without Reimbursement
  WRL VKAM Emerging Growth .......................     1.00%         $ N/A                           N/A
  WRL T. Rowe Price Small Cap ....................     1.00%           63,542                      2.46%
  WRL Goldman Sachs Small Cap ....................     1.00%           60,555                      5.57%
  WRL Pilgrim Baxter Mid Cap Growth ..............     1.00%           34,986                      1.40%
  WRL Alger Aggressive Growth ....................     1.00%           N/A                           N/A
  WRL Third Avenue Value .........................     1.00%           10,734                      1.06%
  WRL Value Line Aggressive Growth ...............     1.00%           N/A                           N/A
  WRL GE International Equity ....................     1.20%          112,088                      1.84%
  WRL Janus Global ...............................     1.00%           N/A                           N/A
  WRL Great Companies -- Technology(SM) ..........     1.00%           N/A                           N/A
  WRL Janus Growth ...............................     1.00%           N/A                           N/A
  WRL Goldman Sachs Growth .......................     1.00%           49,677                      2.68%
  WRL GE U.S. Equity .............................     1.00%           N/A                           N/A
  WRL Great Companies -- America(SM) .............     1.00%           N/A                           N/A
  WRL Salomon All Cap ............................     1.00%           53,174                      2.87%
  WRL C.A.S.E. Growth ............................     1.00%           N/A                           N/A
  WRL Dreyfus Mid Cap ............................     1.00%           34,541                      4.89%
  WRL NWQ Value Equity ...........................     1.00%           N/A                           N/A
  WRL T. Rowe Price Dividend Growth ..............     1.00%           46,989                      2.35%
  WRL Dean Asset Allocation ......................     1.00%           N/A                           N/A
  WRL LKCM Strategic Total Return ................     1.00%           N/A                           N/A
  WRL J.P. Morgan Real Estate Securities .........     1.00%           51,924                      2.69%
  WRL Federated Growth & Income ..................     1.00%           N/A                           N/A
  WRL AEGON Balanced .............................     1.00%           N/A                           N/A
  WRL AEGON Bond .................................     0.70%           N/A                           N/A
  WRL J.P. Morgan Money Market ...................     0.70%           N/A                           N/A

 (7) Because these portfolios commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.
 (8) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.
 (9) The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.
(10) WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee -- 0.775%.) This waiver will be terminated on June 25, 2000.
(11) WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee -- 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee -- 0.75%). The fee table reflects estimated 2000 expenses because of the termination of the fee waiver. This waiver will be terminated on June 25, 2000.
(12) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.
(13) Service Class 2 expenses are based on estimated expenses for year 2000.


EXAMPLE


     You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.


     Because the Contract does not assess withdrawal charges, you will pay the same amount of expenses whether or not you surrender, annuitize, or remain invested in the Contract.

                                                                                         IF YOU SURRENDER, ANNUITIZE* OR
                                                                                      REMAIN INVESTED IN THE CONTRACT AT THE
  SUBACCOUNTS                                                                           END OF THE APPLICABLE TIME PERIOD
                                                                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                                                   --------   ---------   ---------   ---------
 WRL VKAM Emerging Growth                                                             $23        $72         $123        $263
 WRL T. Rowe Price Small Cap                                                           25         76          129         276
 WRL Goldman Sachs Small Cap                                                           25         76          129         276
 WRL Pilgrim Baxter Mid Cap Growth                                                     25         76          129         276
 WRL Alger Aggressive Growth                                                           23         72          124         265
 WRL Third Avenue Value                                                                25         76          129         276
 WRL Value Line Aggressive Growth                                                      25         76          129         276
 WRL GE International Equity                                                           27         82          139         296
 WRL Janus Global                                                                      24         73          125         268
 WRL Salomon All Cap                                                                   25         76          129         276
 WRL Janus Growth                                                                      23         71          122         261
 WRL Goldman Sachs Growth                                                              25         76          129         276
 WRL C.A.S.E. Growth                                                                   25         76          129         276
 WRL GE U.S. Equity                                                                    24         73          126         269
 WRL Dreyfus Mid Cap                                                                   25         76          129         276
 WRL NWQ Value Equity                                                                  24         73          124         266
 WRL T. Rowe Price Dividend Growth                                                     25         76          129         276
 WRL Great Companies -- America(SM)                                                    25         76          129         276
 WRL Great Companies -- Technology(SM)                                                 25         76          129         276
 WRL Dean Asset Allocation                                                             23         72          123         263
 WRL LKCM Strategic Total Return                                                       23         71          122         262
 WRL J.P. Morgan Real Estate Securities                                                25         76          129         276
 WRL Federated Growth & Income                                                         23         72          124         265
 WRL AEGON Balanced                                                                    23         72          124         265
 WRL AEGON Bond                                                                        20         61          105         228
 WRL J.P. Morgan Money Market                                                          19         59          101         218
 Fidelity VIP Equity-Income Portfolio -- Service Class 2                               23         70          121         259
 Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2         24         74          127         271
 Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2                    24         74          127         272

* You cannot annuitize your Contract before your Contract's fifth anniversary.

     The fee table and example above will help you understand the costs of investing in the subaccounts. The fee table and example reflect the 1999 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction.

     PLEASE REMEMBER THAT THE EXAMPLE IS AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES PAID MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

     The example above assumes that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.02% based on an average Contract size of $134,406.

     We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.


1. THE ANNUITY CONTRACT


THE CONTRACTS


     This prospectus describes the WRL Freedom Bellwether/registered trademark/ Variable Annuity Contract offered by Western Reserve.


     An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2 on page 13.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


     The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate funds for retirement or other long-term financial planning purposes.


     It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $50 or more at any time, until the maturity date. But you are not required to make any additional investments.


     The Contract is a "variable" annuity because the value of your Contract can go up or down based on the performance of your investment choices. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the accumulation period depends upon the performance of your investment choices. If you elect to receive variable annuity payments during the income phase of your Contract, the amount of your annuity payments will also depend upon investment performance.


     The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


OTHER CONTRACTS


     We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


     You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.


     Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option D (see below) as a Variable Life Income with 10 years of guaranteed payments. You cannot change the annuity payment option after the maturity date.


     If you choose a variable payment option, you must specify how you want the annuity proceeds divided among the subaccounts as of the maturity date. If you do not specify, we will allocate the annuity proceeds in the same proportion as the annuity value is allocated among the investment options on the maturity date. After the maturity date, you may make transfers among the subaccounts, but you may not make transfers from or to the fixed account; we may limit subaccount transfers to one per Contract year.


     Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.


     Supplemental Contract. Once you annuitize and you have selected a fixed payment option, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.


ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT


     The Contract provides five annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually or annually.


     We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.


     Fixed Annuity Income Payments. If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

     /bullet/ The amount of the annuity proceeds on the maturity date; /bullet/ The interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%); and /bullet/ The specific payment option you choose.


     Variable Annuity Income Payments. If you choose variable annuity payment Option D or E, the dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Contract. The dollar amount of each additional variable payment will vary based on the investment performance of the subaccount(s) you invest in and the Contract's assumed investment return of 5%. The dollar amount of each variable payment after the first may increase, decrease or remain constant. If, after all charges are deducted, the actual investment performance exactly matches the Contract's assumed investment return of 5% at all times, then the amount of the next variable annuity payment would remain the same. If actual investment performance, after all charges are deducted, exceeds the assumed investment return, then the amount of the variable annuity payments would increase. But, if actual investment performance, less charges, is lower than the 5% assumed investment return, then the amount of the variable annuity payments would decrease. The portfolio in which you are invested must grow at a rate at least equal to the 5% assumed investment return (plus the mortality and expense risk charge of 1.25% annually and the administrative charge of 0.15% annually) in order to avoid a decrease in the dollar amount of variable annuity payments. For more information on how variable annuity income payments are determined, see the SAI.


     The annuity payment options are explained below. Some of the annuity payment options may not be available in all states. Options A, B, and C are fixed only. Options D and E are variable only.


FIXED ANNUITY PAYMENT OPTIONS


     Payment Option A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15 or 20 years or any other fixed period acceptable to Western Reserve.


     Payment Option B -- Life Income: Fixed Payments.


     /bullet/ No Period Certain -- We will make level payments only during the annuitant's lifetime; or
     /bullet/ 10 Years Certain -- We will make level payments for the longer of the annuitant's lifetime or 10 years; or
     /bullet/ Guaranteed Return of Annuity Proceeds -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.


     Payment Option C -- Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.

VARIABLE ANNUITY PAYMENT OPTIONS


     Payment Option D -- Variable Life Income. The annuity proceeds are used to purchase variable annuity units in the subaccounts you select. You may choose between:


     /bullet/ No Period Certain -- We will make variable payments only during the annuitant's lifetime; or
     /bullet/ 10 Years Certain -- We will make variable payments for the longer of the annuitant's lifetime or 10 years.


     Payment Option E -- Variable Joint and Survivor Life Income. We will make variable payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will be made as long as either person is living.


     Other annuity payment options may be arranged by agreement with us.


NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.


     If:


     /bullet/ you choose Life Income with No Period Certain or a Joint and Survivor Life Income (fixed or variable); and
     /bullet/ the annuitant(s) dies, for example, before the due date of the second annuity payment;


     Then:


     /bullet/ we may make only one annuity payment and there will be no death benefit payable.


     If:


     /bullet/ you choose Fixed Installments, Life Income with 10 Years Certain Life Income with Guaranteed Return of Annuity Proceeds or Variable Life Income with 10 Years Certain; and
     /bullet/ the person receiving payments dies prior to the end of the guaranteed period;


     Then:


     /bullet/ the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.


     We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible to keep Western Reserve informed of the annuitant's current address of record.

3. PURCHASE


CONTRACT ISSUE REQUIREMENTS


     Western Reserve will issue a Contract IF:


     /bullet/ we receive the information we need to issue the Contract; /bullet/ we receive a minimum initial purchase payment; and /bullet/ you and the annuitant are age 85 or younger.


PURCHASE PAYMENTS


     You should make checks or drafts for purchase payments payable only to "Western Reserve" and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.


INITIAL PURCHASE REQUIREMENTS


     The initial purchase payment for most Contracts must be at least $25,000. A Contract issued under 403(b) of the Internal Revenue Code generally requires total purchase payments received during the first year to equal or exceed $25,000.


     We will credit your initial purchase payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit it as soon as we receive all necessary application information.


     The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.


     If you wish to make purchase payments by bank wire, please instruct your bank to wire federal funds as follows:


         All First Bank of Baltimore
         ABA #: 052000113
         For credit to: Western Reserve Life
         Account #: 89539600
         Owner's Name:
         Contract Number:
         Attention: Annuity Accounting


     We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS


     You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or check. Additional purchase payments must be at least $50 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.


MAXIMUM ANNUAL PURCHASE PAYMENTS


     We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval.


ALLOCATION OF PURCHASE PAYMENTS


     When you purchase a Contract, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.


     You may change allocations for future additional purchase payments by writing or telephoning the administrative office, sending written instructions or by telephone, subject to the limitations described below under Telephone or Fax Transactions on page 22. The allocation change will apply to purchase payments received after the date we receive the change request.


     YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.


RIGHT TO CANCEL PERIOD


     You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.

ANNUITY VALUE


     You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 P.M. Eastern time. We observe the same holidays as the NYSE.


ACCUMULATION UNITS


     We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer or annual Contract charge, we subtract accumulation units from the subaccounts using the same method.


     Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.


4. INVESTMENT CHOICES


THE SEPARATE ACCOUNT


     The separate account currently consists of 29 subaccounts.

     The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios and their advisers or sub-advisers are listed below.

 PORTFOLIO                                                                        ADVISER OR SUB-ADVISER
 WRL VKAM EMERGING GROWTH                                                         Van Kampen Asset Management Inc.
 WRL T. ROWE PRICE SMALL CAP                                                      T. Rowe Price Associates, Inc.
 WRL GOLDMAN SACHS SMALL CAP                                                      Goldman Sachs Asset Management
 WRL PILGRIM BAXTER MID CAP GROWTH                                                Pilgrim Baxter & Associates, Ltd.
 WRL ALGER AGGRESSIVE GROWTH                                                      Fred Alger Management, Inc.
 WRL THIRD AVENUE VALUE                                                           EQSF Advisers, Inc.
 WRL VALUE LINE AGGRESSIVE GROWTH                                                 Value Line, Inc.
 WRL GE INTERNATIONAL EQUITY                                                      GE Asset Management Incorporated*
 WRL JANUS GLOBAL                                                                 Janus Capital Corporation
 WRL GREAT COMPANIES -- TECHNOLOGY(SM)                                            Great Companies, L.L.C.
 WRL JANUS GROWTH                                                                 Janus Capital Corporation
 WRL GOLDMAN SACHS GROWTH                                                         Goldman Sachs Asset Management
 WRL GE U.S. EQUITY                                                               GE Asset Management Incorporated
 WRL GREAT COMPANIES -- AMERICA(SM)                                               Great Companies, L.L.C.
 WRL SALOMON ALL CAP                                                              Salomon Brothers Asset Management Inc
 WRL C.A.S.E GROWTH                                                               C.A.S.E Management, Inc.
 WRL DREYFUS MID CAP                                                              The Dreyfus Corporation
 WRL NWQ VALUE EQUITY                                                             NWQ Investment Management Company, Inc.
 WRL T. ROWE PRICE DIVIDEND GROWTH                                                T. Rowe Price Associates, Inc.
 WRL DEAN ASSET ALLOCATION                                                        Dean Investment Associates
 WRL LKCM STRATEGIC TOTAL RETURN                                                  Luther King Capital Management Corporation
 WRL J.P. MORGAN REAL ESTATE SECURITIES                                           J.P. Morgan Investment Management Inc.
 WRL FEDERATED GROWTH & INCOME                                                    Federated Investment Counseling
 WRL AEGON BALANCED                                                               AEGON USA Investment Management, Inc.
 WRL AEGON BOND
 WRL J.P. MORGAN MONEY MARKET                                                     J.P. Morgan Investment Management Inc.
 FIDELITY VIP EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2                          Fidelity Management & Research Company
 FIDELITY VIP II CONTRAFUND/registered trademark/ PORTFOLIO -- SERVICE CLASS 2
 FIDELITY VIP III GROWTH OPPORTUNITIES PORTFOLIO -- SERVICE CLASS 2

* Effective May 1, 2000, GE Asset Management Incorporated is the sole sub-adviser.



     The general public may not purchase these portfolios. The investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or manager that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual fund would be similar to those portfolios offered by this prospectus.


     THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS STATED OBJECTIVE(S). MORE DETAILED INFORMATION, INCLUDING AN EXPLANATION OF EACH PORTFOLIO'S INVESTMENT OBJECTIVE, MAY BE FOUND IN THE FUND PROSPECTUSES. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU INVEST.

THE FIXED ACCOUNT


     Purchase payments you allocate and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.


     We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.


     If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.


     When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from the oldest money you have put in the fixed account. You may not make partial withdrawals from the fixed account unless we consent.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


TRANSFERS


     During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount as often as you wish. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.


     Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. The amount that may be transferred is the greater of: (1) 25% of the dollar amount in the fixed account, or (2) the amount you transferred out of the fixed account in the previous Contract year.


     During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not transfer any of their Contract value to the fixed account.


     Transfers may be made by telephone or fax, subject to limitations described below under Telephone or Fax Transactions on page 22.


     If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.


     Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our adminstrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.


     The Contract's transfer privilege is not intended to afford owners a way to speculate on short-term movement in the market. Excessive use of the transfer privilege can potentially disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations, or a series of movements between portfolios. We will not limit non-substantive transfers.


     We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


DOLLAR COST AVERAGING PROGRAM


     Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 ($500 for New Jersey residents) monthly. To qualify, a minimum of $25,000 must be in each subaccount from which we make transfers. There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.


     If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

     By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.


     We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.


ASSET REBALANCING PROGRAM


     During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program, you elect to participate in any asset allocation service provided by a third party or if you request any other transfer. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.


     To qualify for asset rebalancing, a minimum annuity value of $25,000 for an existing Contract, or a minimum initial purchase payment of $25,000 for a new Contract, is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.


     There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.


     We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.


TELEPHONE OR FAX TRANSACTIONS


     You may make transfers, request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:


     /bullet/  for qualified Contracts (except IRAs);
     /bullet/ if the amount you want to withdraw is greater than $50,000; or /bullet/ if the address of record has been changed within the past 10 days.


     Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or withdrawals for you. If you do not want the ability to make transfers or withdrawals by telephone, you should notify us in writing.


     You may make telephone transfers or withdrawals by calling our toll-free number: 1-800-851-9777. You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

     Please use the following fax numbers for the following types of transactions:

     /bullet/ To request a transfer, please fax your request to us at 727-299-1648. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and

     /bullet/ To request a partial withdrawal, please fax your request to us at 727-299-1620.

     We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.

     Telephone or fax requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction. We may discontinue this option at any time.

THIRD PARTY INVESTMENT SERVICES

     Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

     WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

     Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES

     There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS

     During the accumulation period, you can withdraw part or all of the cash value. We will not deduct any withdrawal charges. Cash value is the annuity value less the annual Contract charge and any premium taxes.

MORTALITY AND EXPENSE RISK CHARGE


     We charge a fee as compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase.


     If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.


ADMINISTRATIVE CHARGE


     We deduct an annual administrative charge to cover the costs of administering the Contracts. This charge is assessed daily and is equal to 0.15% per year of the daily net assets that you have invested in each subaccount. This charge is deducted from the subaccounts during both the accumulation period and the income phase.


ANNUAL CONTRACT CHARGE


     We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.


TRANSFER CHARGE


     You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.


LOAN PROCESSING FEE


     If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee may not be applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only qualified Contracts can take Contract loans.


PREMIUM TAXES

     Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:


     /bullet/   you elect to begin receiving annuity payments;

     /bullet/   you surrender the Contract;

     /bullet/   you request a partial withdrawal; or

     /bullet/   a death benefit is paid.


     As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:


          STATE        QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  South Dakota               0.00%                     1.25%
  Wyoming                    0.00%                     1.00%

     Currently, we do not deduct these taxes at the time you make a purchase payment. However, we will deduct the total amount of premium taxes, if any, from the annuity value when:

     /bullet/   you elect to begin receiving annuity payments;

     /bullet/   you surrender the Contract;

     /bullet/   you request a partial withdrawal; or

     /bullet/   a death benefit is paid.


     As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:


          STATE         QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
  California                  0.50%                     2.35%
  Kentucky                    2.00%                     2.00%
  Maine                       0.00%                     2.00%
  Nevada                      0.00%                     3.50%
  West Virginia               1.00%                     1.00%

FEDERAL, STATE AND LOCAL TAXES


     We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

PORTFOLIO MANAGEMENT FEES


     The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. A description of these fees and expenses is found in the Annuity Contract Fee Table section on page 9 of this prospectus and in the fund prospectuses.


     Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.


WAIVED CHARGES AND EXPENSES TO EMPLOYEES


     We may waive the annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve and its affiliates, or other groups where sales to the group reduce our administrative expenses.


6. TAXES


     NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.


ANNUITY CONTRACTS IN GENERAL


     Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.


     Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).


     You will generally not be taxed on increases in the value of your Contract until a distribution occurs -- either as a partial withdrawal, complete surrender or as annuity payments.

     When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.


QUALIFIED AND NONQUALIFIED CONTRACTS


     If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.


     If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.


     Because variable annuity contracts provide federal tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.


     A qualified Contract may be used in connection with the following plans:


     /bullet/ Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.


     /bullet/ Tax-Sheltered Annuity (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.


     /bullet/ Corporate Pension and Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.


     /bullet/ Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.



     There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS


     In general, if you make a withdrawal (partial or systematic) from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your total purchase payments. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.


     In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.


     The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:


     /bullet/  paid on or after the taxpayer reaches age 59 1/2;
     /bullet/  paid after the owner dies;
     /bullet/ paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
     /bullet/ paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
     /bullet/ paid under an immediate annuity; or /bullet/ which come from purchase payments made prior to August 14, 1982.



MULTIPLE CONTRACTS


     All nonqualified, deferred annuity contracts entered into after October 21, 1988, that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS


     The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.



PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS


     The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.


     In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualifed Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.


     The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:


     /bullet/  reaches age 59 1/2;
     /bullet/  leaves his/her job;
     /bullet/  dies;
     /bullet/ becomes disabled (as that term is defined in the Code); or /bullet/ in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.



     Loans, pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.


TAXATION OF DEATH BENEFIT PROCEEDS


     We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:


     /bullet/ if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
     /bullet/ if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.


     For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.


ANNUITY PAYMENTS


     Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA as to which there are special rules), only a portion of the annuity payments you receive will be includable in your gross income.

     The excludable portion of each annuity payment you receive generally will be determined as follows:


     /bullet/ Fixed payments -- by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.


     /bullet/ Variable payments -- by dividing the "investment in the contract" on the maturity date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.


     The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.


     If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.


     If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS


     If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.


POSSIBLE TAX LAW CHANGES


     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

7. ACCESS TO YOUR MONEY


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS


     You can have access to the money in your Contract in several ways:


     /bullet/ by making a withdrawal (either a partial withdrawal or complete surrender); or

     /bullet/  by taking annuity payments.


     If you want to surrender your Contract completely, you will receive cash value, which equals the annuity value of your Contract, minus:


     /bullet/  any premium taxes;

     /bullet/  any loans; and

     /bullet/  the annual Contract charge.


     The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.


     No partial withdrawal is permitted if the withdrawal would reduce the cash value below $25,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the cash value.



     Remember that any withdrawal you make will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9, Death Benefit, and the SAI for more details.


     Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.


     We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.


     When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery).

     For your protection, we will require a signature guarantee for:


     /bullet/  all requests for partial withdrawals or surrenders over $500,000;
               or
     /bullet/ where the partial withdrawal or surrender proceeds will be sent to an address other than the address of record.


     All signature guarantees must be made by:


     /bullet/  a national or state bank;
     /bullet/ a member firm of a national stock exchange; or /bullet/ any institution that is an eligible guarantor under SEC rules and regulations.


     Notarization is not an acceptable form of signature guarantee.


     If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.


DELAY OF PAYMENT AND TRANSFERS


     Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven business days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:


     /bullet/ the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or
     /bullet/ an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
     /bullet/  the SEC permits a delay for the protection of owners.


     In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.


     Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, complete surrenders and loan amounts from the fixed account for up to six months.


SYSTEMATIC PARTIAL WITHDRAWALS


     You can elect to receive regular payments from your Contract by using systematic partial withdrawals. Payments are made monthly, quarterly, semi-annually or annually, in equal payments of at least $200 ($50 if by direct deposit). Your initial purchase payment, if a new Contract, or your cash value, if an existing Contract, must equal at least $25,000. We will not process a systematic partial withdrawal if the cash value for the entire Contract would be reduced below $25,000. No systematic partial withdrawals are permitted from the fixed account.

     You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice.


     Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.


CONTRACT LOANS FOR QUALIFIED CONTRACTS


     You can take Contract loans during the accumulation period when the
Contract:


     /bullet/  is used in connection with a tax-sheltered annuity plan under
               Section 403(b) of the Code (limit of one Contract loan per calendar year);
     /bullet/ is purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator); and
     /bullet/  has been in force for at least 10 days.


     The maximum amount you may borrow against the Contract is the lesser of:


     /bullet/  50% of the annuity value; or
     /bullet/ $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.


     The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.


     The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.


     On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference from the loan reserve and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

     If all Contract loans and unpaid interest due on the loan exceeds the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.


     You can repay any Contract loan in full:



     /bullet/ while the Contract is in force; and /bullet/ during the accumulation period.


     NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:


     /bullet/ the amount of any death benefit proceeds; or /bullet/ the amount we pay upon a partial withdrawal or complete surrender; or
     /bullet/ the amount we apply on the maturity date to provide annuity payments.


     You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:


     /bullet/ in level quarterly or monthly payments over a 5-year period; or /bullet/ over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.


     An extended repayment period cannot go beyond the year you turn 70 1/2.


     If:


     /bullet/ a repayment is not received within 31 days from the original due date;

     Then:


     /bullet/ a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, will take place.


     This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.


     You may fax your loan request to us at 727-299-1620.


     The loan date is the date we process the loan request. We charge a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). We reserve the right to limit the number of Contract loans to one per Contract year.


     Contract loans may not be available in all states.

8. PERFORMANCE


     We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.


     First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge, and the annual Contract charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS INVESTING IN THE UNDERLYING PORTFOLIOS SINCE THEIR INCEPTION, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES.


     Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.


     Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.


     Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.


     The WRL fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the WRL portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.


     Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.


9. DEATH BENEFIT


     We will pay a death benefit to the beneficiary, under certain circumstances, if you are both the owner and the annuitant and you die during the accumulation period. (If you are not the annuitant, a death benefit may or may not be paid. See below.) The beneficiary may choose an annuity payment option, or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT


     Before the Maturity Date. We will pay a death benefit to your beneficiary
          IF:


     /bullet/ you are both the annuitant and the owner of the Contract; and /bullet/ you die before the maturity date.


     If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.


     Federally prescribed mandatory distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.


     After the Maturity Date. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Fixed Annuity Payment Options and Variable Payment Annuity Options on pages 14 and 15 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.


     If:


     /bullet/ you are not the annuitant; and /bullet/ you die on or after the maturity date; and /bullet/ the entire interest in the Contract has not been paid to you;


     Then:


     /bullet/ any remaining value in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death.


WHEN WE DO NOT PAY A DEATH BENEFIT


     No death benefit is paid in the following cases:


     If:


     /bullet/ you are not the annuitant; and /bullet/ the annuitant dies prior to the maturity date;


     Then:


     /bullet/  you will become the new annuitant and the Contract will continue.


     If:


     /bullet/ you are not the annuitant; and /bullet/ an owner dies prior to the maturity date;

     Then:

     /bullet/ if the successor owner is alive and is the owner's spouse then that person becomes the new owner and the Contract will continue;


     /bullet/ if the successor owner is alive and is not the owner's spouse, the successor owner will become the new owner. This new owner generally must surrender the Contract for the cash value within five years of the former owner's death; or

     /bullet/ if the owner does not name a successor owner or no successor owner is alive, the owner's estate will become the new owner and cash value must generally be distributed within 5 years of the former owner's death.


     NOTE CAREFULLY. If the owner does not name a successor owner, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Western Reserve receives written notice of the trust as a successor owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no contingent owner is named in a written notice received by Western Reserve.


AMOUNT OF DEATH BENEFIT DURING THE ACCUMULATION PERIOD


     Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.


     If the annuitant dies during the accumulation period and if a death benefit is payable, the death benefit will be the greatest of the following:


     /bullet/ the annuity value of your Contract on the death report day; /bullet/ the total purchase payments you make to the Contract, reduced by partial withdrawals, credited with 5% on each Contract anniversary (until you turn age 80), up to a maximum of 200% of total purchase payments less withdrawals. (Please note that the 5% credit is not available in all states); or
     /bullet/ the highest annuity value on any Contract anniversary between your Contract date (as shown on your Contract schedule page) and the earlier of:
               /bullet/ the annuitant's date of death; or /bullet/ the Contract anniversary nearest the annuitant's 80th birthday.


     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken following the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:
     /bullet/  (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and
     /bullet/  (b) is the amount of the partial withdrawal.

ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE


     The beneficiary may elect to receive the death benefit in a lump sum payment, or (if not your surviving spouse) to receive payment:


     1. within 5 years of the date of the annuitant's death;

     2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the annuitant's death; or

     3. under a life annuity payout option, with payments starting within one year of the annuitant's death.


     Multiple beneficiaries may choose individually among any of the three options.


     If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.


10. OTHER INFORMATION


OWNERSHIP


     You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer of ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.


ANNUITANT


     The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a co-annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.


BENEFICIARY


     The beneficiary is the person who receives the death benefit proceeds upon the death of the annuitant when the owner is the same individual as the annuitant or other than a natural person. The beneficiary will become the new owner when the owner is not the same person as the annuitant and the owner dies before the annuitant. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if no owner or beneficiary survives the annuitant, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.


ASSIGNMENT


     You can also assign the Contract any time prior to the maturity date. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


     Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.


THE SEPARATE ACCOUNT


     Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 29 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.


     The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.


     The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

     Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the Commission at 1-800-SEC-0330. In addition, the SEC maintains a web site (www.sec.gov) that contains other information regarding the separate account.


VOTING RIGHTS


     Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.


DISTRIBUTION OF THE CONTRACTS


     AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.


     AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.


     The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., Transamerica Capital, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. Western Reserve will generally pay broker/dealers sales commissions in an amount up to 0.75% of purchase payments. In addition, broker/dealers may receive trail commissions of up to 0.75% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.

NON-PARTICIPATING CONTRACT


     The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.


VARIATIONS IN CONTRACT PROVISIONS


     Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.


     The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


IMSA


     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.


LEGAL PROCEEDINGS


     Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG, or Western Reserve.


FINANCIAL STATEMENTS


     The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                         Definitions of Special Terms
                         The Contract -- General Provisions
                         Certain Federal Income Tax Consequences
                         Investment Experience
                         Historical Performance Data
                         Published Ratings
                         Administration
                         Records and Reports
                         Distribution of the Contracts
                         Other Products
                         Custody of Assets
                         Legal Matters
                         Independent Accountants
                         Other Information
                         Financial Statements


           Inquiries and requests for an SAI should be directed to:


                         Western Reserve Life
                         Administrative Office
                         Attention: Annuity Department
                         P.O. Box 9051
                         Clearwater, Florida 33758-9051
                         1-800-851-9777

APPENDIX A
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for four variable annuity contracts issued by Western Reserve through the subaccount.




                     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.009                  10,000
  12/31/1993                  $10.009           $10.110                 869,019
  12/31/1994                  $10.110           $10.319               2,765,589
  12/31/1995                  $10.319           $10.728               2,658,931
  12/31/1996                  $10.728           $11.119               5,253,582
  12/31/1997                  $11.119           $11.546               5,382,846
  12/31/1998                  $11.546           $11.989               7,839,228
  12/31/1999                  $11.989           $12.396              21,724,144

                            WRL AEGON BOND SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.136                  10,000
  12/31/1993                  $10.136           $11.330               1,524,761
  12/31/1994                  $11.330           $10.400               1,693,632
  12/31/1995                  $10.400           $12.613               2,598,178
  12/31/1996                  $12.613           $12.455               3,055,305
  12/31/1997                  $12.455           $13.407               4,801,744
  12/31/1998                  $13.407           $14.452               6,350,826
  12/31/1999                  $14.452           $13.832               6,280,541


                           WRL JANUS GROWTH SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.240                  10,000
  12/31/1993                  $10.240           $10.499               8,326,400
  12/31/1994                  $10.499           $ 9.493              11,839,096
  12/31/1995                  $ 9.493           $13.771              14,387,637
  12/31/1996                  $13.771           $16.019              19,832,582
  12/31/1997                  $16.019           $18.568              23,272,252
  12/31/1998                  $18.568           $30.116              27,434,976
  12/31/1999                  $30.116           $47.419              32,275,260

                           WRL JANUS GLOBAL SUBACCOUNT
                                                                     NUMBER OF
                                ACCUMULATION                        ACCUMULATION
                               UNIT VALUE AT      ACCUMULATION         UNITS
                                BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                   PERIOD        END OF PERIOD     END OF PERIOD
  12/3/1992(1)-12/31/1992     $10.000           $10.151                  25,000
  12/31/1993                  $10.151           $13.518               2,212,212
  12/31/1994                  $13.518           $13.364               7,170,632
  12/31/1995                  $13.364           $16.217               6,903,573
  12/31/1996                  $16.217           $20.428              11,159,128
  12/31/1997                  $20.428           $23.921              15,530,666
  12/31/1998                  $23.921           $30.669              17,104,721
  12/31/1999                  $30.669           $51.748              18,875,171


                   WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1993(1)-12/31/1993     $10.000           $11.243               2,518,263
  12/31/1994                 $11.243           $11.027               6,504,999
  12/31/1995                 $11.027           $13.555               7,498,916
  12/31/1996                 $13.555           $15.372              12,770,554
  12/31/1997                 $15.372           $18.471              15,124,297
  12/31/1998                 $18.471           $19.969              16,461,563
  12/31/1999                 $19.969           $22.069              16,136,973

                      WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1993(1)-12/31/1993     $10.000           $12.354               2,059,530
  12/31/1994                 $12.354           $11.286               5,547,915
  12/31/1995                 $11.286           $16.337               6,434,051
  12/31/1996                 $16.337           $19.152               9,376,917
  12/31/1997                 $19.152           $22.938              11,279,603
  12/31/1998                 $22.938           $31.063              12,278,821
  12/31/1999                 $31.063           $62.846              14,178,995


                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.782               1,165,716
  12/31/1995                 $ 9.782           $13.313               4,538,244
  12/31/1996                 $13.313           $14.500               6,954,084
  12/31/1997                 $14.500           $17.766               9,141,315
  12/31/1998                 $17.766           $26.048              10,807,100
  12/31/1999                 $26.048           $43.416              13,252,453

                         WRL AEGON BALANCED SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.339                 849,727
  12/31/1995                 $ 9.339           $11.032               1,456,512
  12/31/1996                 $11.032           $12.045               2,385,500
  12/31/1997                 $12.045           $13.909               3,156,354
  12/31/1998                 $13.909           $14.666               4,024,017
  12/31/199                  $14.666           $14.900               4,467,001


                    WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  3/1/1994(1)-12/31/1994     $10.000           $ 9.453                 400,544
  12/31/1995                 $ 9.453           $11.676                 863,789
  12/31/1996                 $11.676           $12.853               1,553,811
  12/31/1997                 $12.853           $15.799               2,315,992
  12/31/1998                 $15.799           $16.055               3,248,069
  12/31/1999                 $16.055           $15.127               3,023,724

                      WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/3/1995(1)-12/31/1995     $10.000           $11.843               6,104,685
  12/31/1996                 $11.843           $13.363               9,397,631
  12/31/1997                 $13.363           $15.363              12,633,177
  12/31/1998                 $15.363           $16.411              14,496,370
  12/31/1999                 $16.411           $15.270              10,938,985


                         WRL C.A.S.E. GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1996(1)-12/31/1996     $10.000           $10.773               1,164,233
  12/31/1997                 $10.773           $12.220               2,618,284
  12/31/1998                 $12.220           $12.348               3,043,446
  12/31/1999                 $12.348           $16.297               3,137,092


                        WRL NWQ VALUE EQUITY SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1996(1)-12/31/1996     $10.000           $11.213               2,118,820
  12/31/1997                 $11.213           $13.827               7,035,132
  12/31/1998                 $13.827           $12.983               7,102,945
  12/31/1999                 $12.983           $13.820               5,579,088

                     WRL GE INTERNATIONAL EQUITY SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1997(1)-12/31/1997     $10.000           $10.601               1,050,984
  12/31/1998                 $10.601           $11.797               1,642,437
  12/31/1999                 $11.797           $14.536               1,407,842


                         WRL GE U.S. EQUITY SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1997(1)-12/31/1997     $10.000           $12.526               2,141,414
  12/31/1998                 $12.526           $15.177               4,840,127
  12/31/1999                 $15.177           $17.721               6,781,197


                       WRL THIRD AVENUE VALUE SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  1/2/1998(1)-12/31/1998     $10.000           $ 9.187               1,025,234
  12/31/1999                 $ 9.187           $10.483                 968,035

               WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/1/1998(1)-12/31/1998     $10.000           $8.427                 157,193
  12/31/1999                 $ 8.427           $7.996                 203,365


                      WRL GOLDMAN SACHS GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.640               503,875


                     WRL GOLDMAN SACHS SMALL CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.631               166,378


                  WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $9.173                691,875

                     WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $13.719               359,295


                         WRL SALOMON ALL CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $11.449               425,168


                  WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $17.633              1,452,014


                         WRL DREYFUS MID CAP SUBACCOUNT
                                                                    NUMBER OF
                               ACCUMULATION                        ACCUMULATION
                              UNIT VALUE AT      ACCUMULATION         UNITS
                               BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                                  PERIOD        END OF PERIOD     END OF PERIOD
  5/3/1999(1)-12/31/1999     $10.000           $10.620               209,699

(1) Commencement of operations of these subaccounts.


     Because the WRL Value Line Aggressive Growth, WRL Great Companies -- America(SM) and WRL Great Companies -- Technology(SM) portfolios did not commence operations until May 1, 2000, and because the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund/registered trademark/ Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 were not offered under this prospectus until May 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

APPENDIX B
HISTORICAL PERFORMANCE DATA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STANDARDIZED PERFORMANCE DATA


     Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


     WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.74%, and the effective yield was 3.81%.


     OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.


     The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.


     The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.


     Based on the method of calculation described in the SAI, the standardized average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portfolios to December 31, 1999, and for the one, five and ten-year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge, 0.15% for the administrative charge and $30 for the annual Contract charge. (Based on an average Contract size of $134,406 the annual Contract charge translates into a charge of 0.02%.)

                                                            TABLE 1
                                  STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS

                                                                   1 YEAR     5 YEARS   10 YEARS   INCEPTION OF THE   SUBACCOUNT
                                                                    ENDED      ENDED      ENDED      SUBACCOUNT TO    INCEPTION
 SUBACCOUNT                                                       12/31/99   12/31/99   12/31/99      12/31/99**        DATE**
 WRL J.P Morgan Money Market*                                        3.37%      3.73%      3.33%           3.60%     02/24/1989
 WRL AEGON Bond                                                     -4.31%      5.87%      5.86%           6.55%     02/24/1989
 WRL Janus Growth                                                   57.42%     37.94%     21.97%          23.36%     02/24/1989
 WRL Janus Global                                                   68.69%     31.09%     N/A             26.13%     12/03/1992
 WRL LKCM Strategic Total Return                                    10.49%     14.88%     N/A             12.27%     03/01/1993
 WRL VKAM Emerging Growth                                          102.27%     40.97%     N/A             30.83%     03/01/1993
 WRL Alger Aggressive Growth                                        66.64%     34.72%     N/A             28.58%     03/01/1994
 WRL AEGON Balanced                                                  1.57%      9.79%     N/A              7.06%     03/01/1994
 WRL Federated Growth & Income                                      -5.80%      9.85%     N/A              7.34%     03/01/1994
 WRL Dean Asset Allocation                                          -6.97%     N/A        N/A              8.85%     01/03/1995
 WRL C.A.S.E. Growth                                                31.95%     N/A        N/A             17.16%     05/01/1995
 WRL NWQ Value Equity                                                6.42%     N/A        N/A              9.21%     05/01/1996
 WRL GE International Equity                                        23.19%     N/A        N/A             13.32%     01/02/1997
 WRL GE U.S. Equity                                                 16.74%     N/A        N/A             21.08%     01/02/1997
 WRL Third Avenue Value                                             14.08%     N/A        N/A              2.39%     01/02/1998
 WRL J.P. Morgan Real Estate Securities                             -5.13%     N/A        N/A            -12.54%     05/01/1998
 WRL Goldman Sachs Growth                                           N/A        N/A        N/A             16.38%     05/03/1999
 WRL Goldman Sachs Small Cap                                        N/A        N/A        N/A             16.29%     05/03/1999
 WRL T. Rowe Price Dividend Growth                                  N/A        N/A        N/A             -8.28%     05/03/1999
 WRL T. Rowe Price Small Cap                                        N/A        N/A        N/A             37.17%     05/03/1999
 WRL Salomon All Cap                                                N/A        N/A        N/A             14.47%     05/03/1999
 WRL Pilgrim Baxter Mid Cap Growth                                  N/A        N/A        N/A             76.31%     05/03/1999
 WRL Dreyfus Mid Cap                                                N/A        N/A        N/A              6.18%     05/03/1999
 WRL Value Line Aggressive Growth                                   N/A        N/A        N/A             N/A        05/01/2000
 WRL Great Companies -- America(SM)                                 N/A        N/A        N/A             N/A        05/01/2000
 WRL Great Companies -- Technology(SM)                              N/A        N/A        N/A             N/A        05/01/2000
 Fidelity VIP Equity-Income Portfolio --                            N/A        N/A        N/A             N/A        05/01/2000
  Service Class 2
 Fidelity VIP II Contrafund/registered trademark/ Portfolio --      N/A        N/A        N/A             N/A        05/01/2000
  Service Class 2
 Fidelity VIP III Growth Opportunities                              N/A        N/A        N/A             N/A        05/01/2000
  Portfolio -- Service Class 2

* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.

NON-STANDARDIZED PERFORMANCE DATA


     In addition to the standardized data discussed above, similar performance data for other periods may also be shown.


     We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.


     All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.


     ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.


     Because the separate account has been invested in portfolio shares since the inception of the class of portfolio shares held by the separate account, the adjusted historic portfolio data for the Contract corresponds to the performance data displayed in Table 1 of Appendix B.

                       STATEMENT OF ADDITIONAL INFORMATION

                            WRL FREEDOM BELLWETHER(R)
                                VARIABLE ANNUITY

                                 Issued through
                           WRL SERIES ANNUITY ACCOUNT

                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Bellwether(R) Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-851-9777, or by writing to the administrative office, Western Reserve Life, 570 Carillon Parkway, St. Petersburg, Florida 33716. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.

                               DATED: MAY 1, 2000









WRL00029-5/2000

                                TABLE OF CONTENTS



                                                                                                       PAGE
DEFINITIONS OF SPECIAL TERMS.....................................................................        1

THE CONTRACT--GENERAL PROVISIONS ................................................................        3
  Owner .........................................................................................        3
  Entire Contract ...............................................................................        3
  Misstatement of Age or Gender .................................................................        3
  Addition, Deletion or Substitution of Investments .............................................        3
  Annuity Payment Options........................................................................        4
  Death Benefit..................................................................................        4
  Assignment ....................................................................................        5
  Proof of Age, Gender and Survival .............................................................        6
  Non-Participating .............................................................................        6
  Employee and Agent Purchases ..................................................................        6

CERTAIN FEDERAL INCOME TAX CONSEQUENCES..........................................................        6
  Tax Status of the Contract.....................................................................        6
  Taxation of Western Reserve ...................................................................        9

INVESTMENT EXPERIENCE ...........................................................................        9
  Accumulation Units.............................................................................        9
  Accumulation Unit Value........................................................................        9
  Annuity Unit Value and Annuity Payment Rates ..................................................        9

HISTORICAL PERFORMANCE DATA .....................................................................       11
  Money Market Yields ...........................................................................       11
  Other Subaccount Yields .......................................................................       12
  Total Returns .................................................................................       12
  Other Performance Data ........................................................................       13
  Advertising and Sales Literature ..............................................................       13

PUBLISHED RATINGS. ..............................................................................       13

ADMINISTRATION ..................................................................................       14

RECORDS AND REPORTS .............................................................................       14

DISTRIBUTION OF THE CONTRACTS ...................................................................       14

OTHER PRODUCTS ..................................................................................       14

CUSTODY OF ASSETS ...............................................................................       14

LEGAL MATTERS ...................................................................................       14

INDEPENDENT ACCOUNTANTS .........................................................................       15

OTHER INFORMATION ...............................................................................       15

FINANCIAL STATEMENTS.............................................................................       15

                          DEFINITIONS OF SPECIAL TERMS

--------------------------------------------------------------------------------
accumulation period            The period between the Contract date and the
                               maturity date while the Contract is in force.
--------------------------------------------------------------------------------
accumulation                   unit value An accounting unit of measure we use
                               to calculate subaccount values during the
                               accumulation period.
--------------------------------------------------------------------------------
administrative office          Our administrative office and mailing address is
                               P.O. Box 5068, Clearwater, Florida 33758-5068.
                               Our street address is 570 Carillon Parkway, St.
                               Petersburg, Florida 33716. Our phone number is
                               1-800-851-9777.
--------------------------------------------------------------------------------
age                            The issue age, which is annuitant's age on the
                               birthday nearest the Contract date, plus the
                               number of completed Contract years. When we use
                               the term "age" in this SAI, it has the same
                               meaning as "attained age" in the Contract.
--------------------------------------------------------------------------------
annuitant                      The person you named in the application (or later
                               changed), to receive annuity payments. The
                               annuitant may be changed as provided in the
                               Contract's death benefit provisions and annuity
                               provision.
--------------------------------------------------------------------------------
annuity unit value             An accounting unit of measure we use to calculate
                               annuity payments from the subaccounts after the
                               maturity date.
--------------------------------------------------------------------------------
annuity value                  The sum of the separate account value and the
                               fixed account value.
--------------------------------------------------------------------------------
beneficiary(ies)               The person(s) you elect to receive the death
                               benefit proceeds under the Contract.
--------------------------------------------------------------------------------
cash value                     The annuity value less any applicable premium
                               taxes.
--------------------------------------------------------------------------------
Code                           The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------
Contract date                  The later of the date on which the initial
                               purchase payment is received or the date that the
                               properly completed application is received at
                               Western Reserve's administrative office. We
                               measure Contract years, Contract months, and
                               Contract anniversaries from the Contract date.
--------------------------------------------------------------------------------
death report day               The valuation date on which we have received both
                               proof of annuitant's death and your beneficiary's
                               election regarding payment.
--------------------------------------------------------------------------------
fixed account                  An option to which you can direct your money
                               under the Contract, other than the separate
                               account. It provides a guarantee of principal and
                               interest. The assets supporting the fixed account
                               are held in the general account. The fixed
                               account is not available in all states.
--------------------------------------------------------------------------------
fixed account value            During the accumulation period, your Contract's
                               value in the fixed account.
--------------------------------------------------------------------------------
funds                          Investment companies which are registered with
                               the U.S. Securities and Exchange Commission. The
                               Contract allows you to invest in the portfolios
                               of the funds through our subaccounts. We reserve
                               the right to add other registered investment
                               companies to the Contract in the future.
--------------------------------------------------------------------------------
in force                       Condition under which the Contract is active and
                               the owner is entitled to exercise all rights
                               under the Contract.
--------------------------------------------------------------------------------
maturity date                  The date on which the accumulation period ends
                               and annuity payments begin. The latest maturity
                               date is the annuitant's 90th birthday.
--------------------------------------------------------------------------------
NYSE                           New York Stock Exchange.
--------------------------------------------------------------------------------
nonqualified Contracts         Contracts issued other than in connection with
                               retirement plans.
--------------------------------------------------------------------------------
owner                          The person(s) entitled to exercise all rights
(you, your)                    under the Contract. The annuitant is the owner
                               unless the application states otherwise, or
                               unless a change of ownership is made at a later
                               time.
--------------------------------------------------------------------------------
portfolio                      A separate investment portfolio of a fund.
--------------------------------------------------------------------------------
purchase payments              Amounts paid by an owner or on the owner's behalf
                               to Western Reserve as consideration for the
                               benefits provided by the Contract. When we use
                               the term "purchase payment" in this SAI, it has
                               the same meaning as "net payment" in the
                               Contract, which means the purchase payment less
                               any applicable premium taxes.
--------------------------------------------------------------------------------
qualified Contracts            Contracts issued in connection with retirement
                               plans that qualify for special federal income tax
                               treatment under the Code.
--------------------------------------------------------------------------------
separate account               WRL Series Annuity Account, a separate account
                               composed of several subaccounts established to
                               receive and invest purchase payments not
                               allocated to the fixed account.
--------------------------------------------------------------------------------
separate account value         During the accumulation period, your Contract's
                               value in the separate account, which equals the
                               total value in each subaccount.
--------------------------------------------------------------------------------
subaccount                     A subdivision of the separate account that
                               invests exclusively in the shares of a specified
                               portfolio and supports the Contracts. Subaccounts
                               corresponding to each portfolio hold assets under
                               the Contract during the accumulation period.
                               Other subaccounts corresponding to each portfolio
                               will hold assets after the maturity date if you
                               select a variable annuity option.
--------------------------------------------------------------------------------
surrender                      The termination of a Contract at the option of
                               the owner.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
valuation date/                Each day on which the NYSE is open for trading,
business day                   except when a subaccount's corresponding
                               portfolio does not value its shares. Western
                               Reserve is open for business on each day that the
                               NYSE is open. When we use the term "business
                               day," it has the same meaning as valuation date.
--------------------------------------------------------------------------------
valuation period               The period of time over which we determine the
                               change in the value of the subaccounts in order to price accumulation units and annuity units.
                               Each valuation period begins at the close of normal trading on the NYSE (currently 4:00 p.m.
                               Eastern time on each valuation date) and ends at the close of normal trading of the NYSE on the next valuation date.

--------------------------------------------------------------------------------
Western Reserve                Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
--------------------------------------------------------------------------------

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT - GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.

A successor owner may be named in the Contract application or in a written notice. The successor owner will become the new owner upon the owner's death, if the owner is not the annuitant and dies before the annuitant. If no successor owner survives the owner and the owner dies before the annuitant, the owner's estate will become the owner.

The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner or successor owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership. Changing the owner or naming a new successor owner cancels any prior choice of successor owner, but does not change the designation of the beneficiary or the annuitant.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.

ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under Payment Option D as Variable Life Income with 10 years of guaranteed payments.

Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. If a separate account annuity option is chosen, the owner must include in the written notice the subaccount allocation of the annuity proceeds as of the maturity date. If we do not receive that form or other written notice acceptable to us prior to the maturity date, the Contract's existing allocation options will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.

DETERMINATION OF THE FIRST VARIABLE PAYMENT. The amount of the first variable payment is determined by multiplying the annuity proceeds times the appropriate rate for the variable option selected. The rates are based on the Society of Actuaries 1983 Individual Mortality Table A with projection Scale G and a 5% effective annual assumed investment return and assuming a maturity date in the year 2000. Gender based mortality tables will be used unless prohibited by law. The amount of the first variable payment depends upon the gender (if consideration of gender is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant's actual age nearest birthday, at the maturity date, adjusted as follows:

          MATURITY DATE             ADJUSTED AGE
          Before 2001               Actual Age
          2001-2010                 Actual Age minus 1
          2011-2020                 Actual Age minus 2
          2021-2030                 Actual Age minus 3
          2031-2040                 Actual Age minus 4
          After 2040                As determined by Western Reserve

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

DETERMINATION OF ADDITIONAL VARIABLE PAYMENTS. The amount of variable annuity payments after the first will increase or decrease according to the annuity unit value which reflects the investment experience of the selected subaccount(s). Each variable annuity payment after the first will be equal to the number of units attributable to the Contract in each selected subaccount multiplied by the annuity unit value of that subaccount on the date the payment is processed. The number of such units is determined by dividing the first payment allocated to that subaccount by the annuity unit value of that subaccount on the date the first annuity payment is processed.

DEATH BENEFIT

DEATH OF OWNER. Federal tax law requires that if any owner (including any successor owner who has become a current owner) dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 6 for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner is not the annuitant and dies before the annuitant:

o if no successor owner is named and alive, the owner's estate will become the new owner. The cash value must be distributed within five years of the former owner's death;

o if the successor owner is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or
o if the successor owner is alive and is not the owner's spouse, the successor owner will become the new owner. The cash value must be distributed either:
     o    within five years of the former owner's death; or
     o over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or
     o over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.

DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and the owner is a natural person other than the annuitant, the owner will automatically become the annuitant and this Contract will continue. If a successor owner is named and is the owner's spouse, the successor owner will automatically become the new annuitant and this Contract will continue. If the annuitant dies during the accumulation period and an owner is either (1) the same individual as the annuitant; or (2) other than a natural person, then the death benefit proceeds are payable to the beneficiary. The new owner generally must surrender the Contract for the annuity value within five years of death.

If the annuitant was an owner, and the beneficiary was not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 6.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the five-year period. That partial withdrawal must be made at the time option (1) is elected; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will deduct the annual Contract charge each year during the five-year period; (d) we will not permit annuitization at the end of the five-year period; and (e) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary.

BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to us. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.

ASSIGNMENT

During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.

With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

PROOF OF AGE, GENDER AND SURVIVAL

We may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.

NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.

EMPLOYEE AND AGENT PURCHASES

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service ("IRS") as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiarY. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated intothe Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code) and for IRAs under section 408(a), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. If your Contract is used in connection with an IRA, only rollover or transfer contributions are permitted. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. As with the traditional IRA, only rollover or transfer contributions are permitted. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(B) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.


TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.

                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS

Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.

Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.   The initial units purchased on the Contract date; plus
2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4.   Any units that are redeemed to pay for partial withdrawals; minus
5. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
6. Any units that are redeemed to pay the annual Contract charge, any premium taxes and any transfer charge.

The value of an accumulation unit was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.

ACCUMULATION UNIT VALUE

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus
2. The accrued daily percentage for the mortality and expense risk charge and the administrative charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by
4.   The number of outstanding units in the subaccount.

During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The administrative charge is deducted at an annual rate of 0.15% of net assets for each day in the valuation period and compensates us for certain administrative expenses. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount (that is, the portfolio performance minus subaccount fees and charges) exceeds the assumed interest rate of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the assumed rate. The value of a variable annuity unit in each subaccount was established at $10.00 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for that subaccount on the immediately preceding business day;
(b)  is the net investment factor for that subaccount for the valuation period;
     and
(c)  is the investment return adjustment factor for the valuation period.

The investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the Contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)  is the result of:

     (1) the net asset value of a portfolio share held in that subaccount determined at the end of the current valuation period; plus
     (2) the per share amount of any dividend or capital gain distributions made by the portfolio for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
     (3) a per share charge or credit for any taxes reserved for which we determine to have resulted from the investment operations of the subaccount.

(ii) is the net asset value of a portfolio share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)is a factor representing the mortality and expense risk charge and the administrative charge. This factor is equal, on an annual basis, to 1.40% of the daily net asset value of the portfolio share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the gender and adjusted age of the annuitant at the maturity date. See Annuity Payment Options - Determination of the First Variable Payment on page 4, which contains a table for determining the adjusted age of the annuitant.

               ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                          AND VARIABLE ANNUITY PAYMENTS

           FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity unit value = ABC

Where:   A =      Annuity unit value for the immediately preceding valuation period.
                  Assume..............................................................................  = $X

         B =      Net investment factor for the valuation period for which the annuity unit value is being calculated.
                  Assume................................................................................ = Y

         C =      A factor to neutralize the assumed interest rate of 5% built into the annuity tables used.
                  Assume................................................................................ = Z

Then, the annuity unit value is:    $XYZ = $Q

               FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF
                     FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First monthly variable annuity payment = AB
                                       $1,000

Where: A =        The annuity value as of the maturity date.
                  Assume.........................................................................  = $X

         B =      The annuity purchase rate per $1,000 based upon the option selected, the gender and adjusted age of the annuitant according to the tables contained in the Contract.
                  Assume.........................................................................  = $Y

Then, the first monthly variable annuity payment = $X$Y = $Z
                                                     1,000

      FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of annuity units =  A
                           B

Where: A =        The dollar amount of the first monthly variable annuity payment.
                  Assume.........................................................................  = $X

        B =       The annuity unit value for the valuation date on which the first monthly payment is due.
                  Assume.........................................................................  = $Y

Then, the number of annuity units = $X =  Z
                                    $Y


                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:

             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1} (365/7)) - 1

The effective yield is shown at least to the nearest hundredth of one percent.

HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $134,406, which translates into a charge of 0.02%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract. No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by the WRL J.P. Morgan Money Market and its operating expenses. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.74%, and the effective yield was 3.81%.

OTHER SUBACCOUNT YIELDS

The yield quotations for all of the subaccounts except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

                                   a-b
                      YIELD = 2[ ( --- + 1)(6) -1]
                                   cd

Where:   A = net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
         B = expenses accrued for the period (net of reimbursement).
         C = the average daily number of units outstanding during the period.
         D = the maximum offering price per unit on the last day of the period.

For purposes of the yield quotations for all of the subaccounts except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $134,406, which translates into a charge of 0.02%. The calculations do not take into account any premium taxes or any transfer charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered.

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 1999, the yield for the WRL AEGON Bond subaccount was 4.44%.

TOTAL RETURNS

The total return quotations set forth in the prospectus for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the date the subaccounts commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)(n) = ERV

Where:   P                 =   a hypothetical initial payment of $1,000
         T                 =   average annual total return
         N                 =   number of years
         ERV               =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15%, and the $30 annual Contract charge, calculated on the basis of an average Contract size of $134,406, which translates into a charge of 0.02%. The calculations do not reflect any deduction for premium taxes or any transfer charge that may be applicable to a particular Contract.

OTHER PERFORMANCE DATA

We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by all the fees and charges under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:
                                  (1 + T)(n) - 1

Where:                   T and N are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25%, the administrative charge of 0.15% and the $30 annual Contract charge (based on average Contract size of $134,406, the annual Contract charge translates into a charge of 0.02%).

ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. We may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.

                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by WRL Investment Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG. Western Reserve will generally pay broker/dealers first year sales commissions in an amount no greater than 0.75% of purchase payments. In addition, broker/dealers may receive trail commissions of up to 0.75% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $25,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.

                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS

The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.

                                  LEGAL MATTERS

Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.

                             INDEPENDENT ACCOUNTANTS

The accounting firm of PricewaterhouseCoopers LLP, independent certified public accountants, provided audit services to the separate account for the year ended December 31, 1999. The principal business address of PricewaterhouseCoopers LLP is 400 North Ashley Street, Suite 2800, Tampa, Florida 33602-4319. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1999. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


                                OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS

The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) at December 31, 1999, the results of each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.
[GRAPHIC OMITTED]




PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
 AT DECEMBER 31, 1999
 ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                                 WRL             WRL             WRL              WRL
                                                             J.P. MORGAN        AEGON           JANUS            JANUS
                                                            MONEY MARKET        BOND           GROWTH           GLOBAL
                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................       367,330          11,747           34,589           38,303
                                                               =======          ======           ======           ======
  Cost .................................................     $ 367,330       $ 135,532      $ 1,620,829      $   837,123
                                                             =========       =========      ===========      ===========
 Investment, at net asset value ........................     $ 367,330       $ 124,601      $ 2,697,769      $ 1,434,873
 Transfers receivable from depositor ...................           866               0              982              820
                                                             ---------       ---------      -----------      -----------
  Total assets .........................................       368,196         124,601        2,698,751        1,435,693
                                                             ---------       ---------      -----------      -----------
LIABILITIES:
 Accrued expenses ......................................             0               0                0                0
 Transfers payable to depositor ........................        (1,878)           (435)          (1,415)            (500)
                                                             ---------       ---------      -----------      -----------
  Total liabilities ....................................        (1,878)           (435)          (1,415)            (500)
                                                             ---------       ---------      -----------      -----------
  Net assets ...........................................     $ 366,318       $ 124,166      $ 2,697,336      $ 1,435,193
                                                             =========       =========      ===========      ===========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $  96,984       $  37,241      $ 1,166,818      $   458,385
   Class B .............................................       269,284          86,875        1,530,405          976,752
   Class C .............................................             0               0                0                0
   Class D .............................................             0               0                0                0
  Depositor's equity:
   Class A .............................................             0               0                0                0
   Class B .............................................             0               0               59                0
   Class C .............................................            25              25               27               28
   Class D .............................................            25              25               27               28
                                                             ---------       ---------      -----------      -----------
    Net assets applicable to units outstanding .........     $ 366,318       $ 124,166      $ 2,697,336      $ 1,435,193
                                                             =========       =========      ===========      ===========
  Contract Owners' units:
   Class A .............................................         6,518           1,843           11,831            8,767
   Class B .............................................        21,724           6,281           32,274           18,875
   Class C .............................................             0               0                0                0
   Class D .............................................             0               0                0                0
  Depositor's units:
   Class A .............................................             0               0                0                0
   Class B .............................................             0               0                1                0
   Class C .............................................             3               3                3                3
   Class D .............................................             3               3                3                3
                                                             ---------       ---------      -----------      -----------
    Units outstanding ..................................        28,248           8,130           44,112           27,648
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class A ...................     $   14.88       $   20.20      $     98.62      $     52.29
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class B ...................     $   12.40       $   13.83      $     47.42      $     51.75
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class C ...................     $   10.05       $    9.98      $     10.87      $     11.39
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class D ...................     $   10.05       $    9.98      $     10.87      $     11.39
                                                             =========       =========      ===========      ===========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
 AT DECEMBER 31, 1999
 ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS


                                                                 WRL              WRL             WRL
                                                                LKCM             VKAM            ALGER          WRL
                                                              STRATEGIC        EMERGING       AGGRESSIVE       AEGON
                                                            TOTAL RETURN        GROWTH          GROWTH        BALANCED
                                                             SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investments in WRL Series Fund, Inc.:
  Shares ...............................................        30,439            27,834         22,415         6,993
                                                                ======            ======         ======         =====
  Cost .................................................     $ 444,233       $   742,889      $ 464,568      $ 85,165
                                                             =========       ===========      =========      ========
 Investment, at net asset value ........................     $ 512,796       $ 1,280,534      $ 745,871      $ 88,532
 Transfers receivable from depositor ...................           353             1,389            277             0
                                                             ---------       -----------      ---------      --------
  Total assets .........................................       513,149         1,281,923        746,148        88,532
                                                             ---------       -----------      ---------      --------
LIABILITIES:
 Accrued expenses ......................................             0                 0              0             0
 Transfers payable to depositor ........................           (48)             (148)           (32)          (94)
                                                             ---------       -----------      ---------      --------
  Total liabilities ....................................           (48)             (148)           (32)          (94)
                                                             ---------       -----------      ---------      --------
  Net assets ...........................................     $ 513,101       $ 1,281,775      $ 746,116      $ 88,438
                                                             =========       ===========      =========      ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $ 156,928       $   390,626      $ 170,691      $ 21,830
   Class B .............................................       356,072           891,089        575,367        66,558
   Class C .............................................             0                 0              0             0
   Class D .............................................             0                 0              0             0
  Depositor's equity:
   Class A .............................................             0                 0              0             0
   Class B .............................................            49                 0              0             0
   Class C .............................................            26                30             29            25
   Class D .............................................            26                30             29            25
                                                             ---------       -----------      ---------      --------
    Net assets applicable to units outstanding .........     $ 513,101       $ 1,281,775      $ 746,116      $ 88,438
                                                             =========       ===========      =========      ========
  Contract Owners' units:
   Class A .............................................         7,040             6,154          3,898         1,453
   Class B .............................................        16,135            14,179         13,252         4,467
   Class C .............................................             0                 0              0             0
   Class D .............................................             0                 0              0             0
  Depositor's units:
   Class A .............................................             0                 0              0             0
   Class B .............................................             2                 0              0             0
   Class C .............................................             3                 3              3             3
   Class D .............................................             3                 3              3             3
                                                             ---------       -----------      ---------      --------
    Units outstanding ..................................        23,183            20,339         17,156         5,926
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class A ...................     $   22.29       $     63.48      $   43.79      $  15.03
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class B ...................     $   22.07       $     62.85      $   43.42      $  14.90
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class C ...................     $   10.32       $     12.11      $   11.70      $  10.00
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class D ...................     $   10.32       $     12.11      $   11.70      $  10.00
                                                             =========       ===========      =========      ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
 AT DECEMBER 31, 1999
 ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS


                                                                WRL
                                                             FEDERATED         WRL            WRL            WRL
                                                             GROWTH &      DEAN ASSET      C.A.S.E.          NWQ
                                                              INCOME       ALLOCATION       GROWTH       VALUE EQUITY
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................        5,239         18,679          4,183           8,647
                                                                =====         ======          =====           =====
  Cost .................................................     $ 64,802      $ 250,586       $ 61,945       $ 117,027
                                                             ========      =========       ========       =========
 Investment, at net asset value ........................     $ 57,131      $ 226,587       $ 65,682       $ 110,415
 Transfers receivable from depositor ...................            1              0              0               0
                                                             --------      ---------       --------       ---------
  Total assets .........................................       57,132        226,587         65,682         110,415
                                                             --------      ---------       --------       ---------
LIABILITIES:
 Accrued expenses ......................................            0              0              0               0
 Transfers payable to depositor ........................          (25)          (342)           (83)           (314)
                                                             --------      ---------       --------       ---------
  Total liabilities ....................................          (25)          (342)           (83)           (314)
                                                             --------      ---------       --------       ---------
  Net assets ...........................................     $ 57,107      $ 226,245       $ 65,599       $ 110,101
                                                             ========      =========       ========       =========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $ 11,318      $  59,161       $ 14,425       $  32,947
   Class B .............................................       45,739        167,034         51,124          77,102
   Class C .............................................            0              0              0               0
   Class D .............................................            0              0              0               0
  Depositor's equity:
   Class A .............................................            0              0              0               0
   Class B .............................................            0              0              0               0
   Class C .............................................           25             25             25              26
   Class D .............................................           25             25             25              26
                                                             --------      ---------       --------       ---------
    Net assets applicable to units outstanding .........     $ 57,107      $ 226,245       $ 65,599       $ 110,101
                                                             ========      =========       ========       =========
  Contract Owners' units:
   Class A .............................................          742          3,845            684           2,371
   Class B .............................................        3,024         10,939          3,137           5,579
   Class C .............................................            0              0              0               0
   Class D .............................................            0              0              0               0
  Depositor's units:
   Class A .............................................            0              0              0               0
   Class B .............................................            0              0              0               0
   Class C .............................................            3              3              3               3
   Class D .............................................            3              3              3               3
                                                             --------      ---------       --------       ---------
    Units outstanding ..................................        3,772         14,790          3,827           7,956
                                                             ========      =========       ========       =========
   Accumulation unit value - Class A ...................     $  15.26      $   15.38       $  21.10       $   13.90
                                                             ========      =========       ========       =========
   Accumulation unit value - Class B ...................     $  15.13      $   15.27       $  16.30       $   13.82
                                                             ========      =========       ========       =========
   Accumulation unit value - Class C ...................     $  10.07      $    9.91       $  10.05       $   10.42
                                                             ========      =========       ========       =========
   Accumulation unit value - Class D ...................     $  10.07      $    9.91       $  10.05       $   10.42
                                                             ========      =========       ========       =========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
 AT DECEMBER 31, 1999
 ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS


                                                                 WRL
                                                             GE/SCOTTISH                          WRL            WRL
                                                              EQUITABLE           WRL            THIRD       J.P. MORGAN
                                                            INTERNATIONAL          GE           AVENUE       REAL ESTATE
                                                                EQUITY        U.S. EQUITY        VALUE       SECURITIES
                                                              SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................         1,850             9,657          1,495            243
                                                                 =====             =====          =====            ===
  Cost .................................................      $ 23,929         $ 142,695       $ 13,720       $  2,057
                                                              ========         =========       ========       ========
 Investment, at net asset value ........................      $ 26,415         $ 152,501       $ 15,626       $  1,955
 Transfers receivable from depositor ...................             0               195              0            130
                                                              --------         ---------       --------       --------
  Total assets .........................................        26,415           152,696         15,626          2,085
                                                              --------         ---------       --------       --------
LIABILITIES:
 Accrued expenses ......................................             0                 0              0              0
 Transfers payable to depositor ........................           (14)              (19)          (115)             0
                                                              --------         ---------       --------       --------
  Total liabilities ....................................           (14)              (19)          (115)             0
                                                              --------         ---------       --------       --------
  Net assets ...........................................      $ 26,401         $ 152,677       $ 15,511       $  2,085
                                                              ========         =========       ========       ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................      $  5,881         $  32,459       $  5,309       $    207
   Class B .............................................        20,464           120,166         10,148          1,386
   Class C .............................................             0                 0              0              0
   Class D .............................................             0                 0              0              0
  Depositor's equity:
   Class A .............................................             0                 0              0            200
   Class B .............................................             0                 0              0            240
   Class C .............................................            28                26             27             26
   Class D .............................................            28                26             27             26
                                                              --------         ---------       --------       --------
    Net assets applicable to units outstanding .........      $ 26,401         $ 152,677       $ 15,511       $  2,085
                                                              ========         =========       ========       ========
  Contract Owners' units:
   Class A .............................................           403             1,823            505             26
   Class B .............................................         1,408             6,781            968            173
   Class C .............................................             0                 0              0              0
   Class D .............................................             0                 0              0              0
  Depositor's units:
   Class A .............................................             0                 0              0             25
   Class B .............................................             0                 0              0             30
   Class C .............................................             3                 3              3              3
   Class D .............................................             3                 3              3              3
                                                              --------         ---------       --------       --------
    Units outstanding ..................................         1,817             8,610          1,479            260
                                                              ========         =========       ========       ========
   Accumulation unit value - Class A ...................      $  14.60         $   17.80       $  10.51       $   8.02
                                                              ========         =========       ========       ========
   Accumulation unit value - Class B ...................      $  14.54         $   17.72       $  10.48       $   8.00
                                                              ========         =========       ========       ========
   Accumulation unit value - Class C ...................      $  11.12         $   10.42       $  10.66       $  10.40
                                                              ========         =========       ========       ========
   Accumulation unit value - Class D ...................      $  11.12         $   10.42       $  10.66       $  10.40
                                                              ========         =========       ========       ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
 AT DECEMBER 31, 1999
 ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                               WRL             WRL              WRL              WRL
                                                          GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE    T. ROWE PRICE
                                                              GROWTH        SMALL CAP     DIVIDEND GROWTH     SMALL CAP
                                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................         612             214              886              660
                                                                 ===             ===              ===              ===
  Cost .................................................    $  6,229        $  2,267         $  8,474         $  7,269
                                                            ========        ========         ========         ========
 Investment, at net asset value ........................    $  7,196        $  2,395         $  8,207         $  8,850
 Transfers receivable from depositor ...................          40              23                1               45
                                                            --------        --------         --------         --------
  Total assets .........................................       7,236           2,418            8,208            8,895
                                                            --------        --------         --------         --------
LIABILITIES:
 Accrued expenses ......................................           0               0                0                0
 Transfers payable to depositor ........................           0               0                0                0
                                                            --------        --------         --------         --------
  Total liabilities ....................................           0               0                0                0
                                                            --------        --------         --------         --------
  Net assets ...........................................    $  7,236        $  2,418         $  8,208         $  8,895
                                                            ========        ========         ========         ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................    $  1,055        $    167         $  1,605         $  3,669
   Class B .............................................       5,574           1,644            6,117            4,587
   Class C .............................................           0               0                0                0
   Class D .............................................           0               0                0                0
  Depositor's equity:
   Class A .............................................         262             262              207              240
   Class B .............................................         291             291              229              343
   Class C .............................................          27              27               25               28
   Class D .............................................          27              27               25               28
                                                            --------        --------         --------         --------
    Net assets applicable to units outstanding .........    $  7,236        $  2,418         $  8,208         $  8,895
                                                            ========        ========         ========         ========
  Contract Owners' units:
   Class A .............................................          91              14              175              267
   Class B .............................................         479             141              667              334
   Class C .............................................           0               0                0                0
   Class D .............................................           0               0                0                0
  Depositor's units:
   Class A .............................................          23              23               23               18
   Class B .............................................          25              25               25               25
   Class C .............................................           3               3                3                3
   Class D .............................................           3               3                3                3
                                                            --------        --------         --------         --------
    Units outstanding ..................................         624             209              896              650
                                                            ========        ========         ========         ========
   Accumulation unit value - Class A ...................    $  11.65        $  11.64         $   9.18         $  13.73
                                                            ========        ========         ========         ========
   Accumulation unit value - Class B ...................    $  11.64        $  11.63         $   9.17         $  13.72
                                                            ========        ========         ========         ========
   Accumulation unit value - Class C ...................    $  10.73        $  10.89         $   9.87         $  11.40
                                                            ========        ========         ========         ========
   Accumulation unit value - Class D ...................    $  10.73        $  10.89         $   9.87         $  11.40
                                                            ========        ========         ========         ========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
 AT DECEMBER 31, 1999
 ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS




                                                                WRL              WRL             WRL
                                                              SALOMON      PILGRIM BAXTER      DREYFUS
                                                              ALL CAP      MID CAP GROWTH      MID CAP
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................          561            1,809             283
                                                                  ===            =====             ===
  Cost .................................................     $  6,031        $  22,992        $  2,891
                                                             ========        =========        ========
 Investment, at net asset value ........................     $  6,271        $  32,102        $  3,029
 Transfers receivable from depositor ...................           22              222              50
                                                             --------        ---------        --------
  Total assets .........................................        6,293           32,324           3,079
                                                             --------        ---------        --------
LIABILITIES:
 Accrued expenses ......................................            0                0               0
 Transfers payable to depositor ........................            0                0               0
                                                             --------        ---------        --------
  Total liabilities ....................................            0                0               0
                                                             --------        ---------        --------
  Net assets ...........................................     $  6,293        $  32,324        $  3,079
                                                             ========        =========        ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $  1,116        $   6,660        $    561
   Class B .............................................        4,581           25,604           1,962
   Class C .............................................            0                0               0
   Class D .............................................            0                0               0
  Depositor's equity:
   Class A .............................................          258                0             239
   Class B .............................................          286                0             265
   Class C .............................................           26               30              26
   Class D .............................................           26               30              26
                                                             --------        ---------        --------
    Net assets applicable to units outstanding .........     $  6,293        $  32,324        $  3,079
                                                             ========        =========        ========
  Contract Owners' units:
   Class A .............................................           97              377              53
   Class B .............................................          400            1,452             185
   Class C .............................................            0                0               0
   Class D .............................................            0                0               0
  Depositor's units:
   Class A .............................................           23                0              23
   Class B .............................................           25                0              25
   Class C .............................................            3                3               3
   Class D .............................................            3                3               3
                                                             --------        ---------        --------
    Units outstanding ..................................          551            1,835             292
                                                             ========        =========        ========
   Accumulation unit value - Class A ...................     $  11.46        $   17.65        $  10.63
                                                             ========        =========        ========
   Accumulation unit value - Class B ...................     $  11.45        $   17.63        $  10.62
                                                             ========        =========        ========
   Accumulation unit value - Class C ...................     $  10.46        $   12.09        $  10.51
                                                             ========        =========        ========
   Accumulation unit value - Class D ...................     $  10.46        $   12.09        $  10.51
                                                             ========        =========        ========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS






                                                                   WRL             WRL             WRL             WRL
                                                               J.P. MORGAN        AEGON           JANUS           JANUS
                                                               MONEY MARKET        BOND           GROWTH         GLOBAL
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................     $ 11,065       $   7,190       $  39,761       $       0
 Capital gain distributions ................................            0               0         431,307          93,912
                                                                 --------       ---------       ---------       ---------
  Total investment income ..................................       11,065           7,190         471,068          93,912
                                                                 --------       ---------       ---------       ---------
EXPENSES:
  Mortality and expense risk:
   Class A .................................................          885             546          11,640           4,131
   Class B .................................................        2,243           1,266          15,310           9,006
   Class C .................................................            0               0               0               0
   Class D .................................................            0               0               0               0
                                                                 --------       ---------       ---------       ---------
    Total expenses .........................................        3,128           1,812          26,950          13,137
                                                                 --------       ---------       ---------       ---------
  Net investment income (loss) .............................        7,937           5,378         444,118          80,775
                                                                 --------       ---------       ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........            0           1,119         159,503          75,281
 Change in unrealized appreciation (depreciation) ..........            0         (12,394)        370,303         425,741
                                                                 --------       ---------       ---------       ---------
  Net gain (loss) on investment securities .................            0         (11,275)        529,806         501,022
                                                                 --------       ---------       ---------       ---------
   Net increase (decrease) in net assets resulting
     from operations .......................................     $  7,937       $  (5,897)      $ 973,924       $ 581,797
                                                                 ========       =========       =========       =========


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS





                                                                   WRL             WRL             WRL
                                                                   LKCM            VKAM           ALGER            WRL
                                                                STRATEGIC        EMERGING      AGGGRESSIVE        AEGON
                                                               TOTAL RETURN       GROWTH          GROWTH        BALANCED
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................    $  10,373       $   5,955       $  32,212       $  1,817
 Capital gain distributions ................................       32,562         174,041          48,122              0
                                                                ---------       ---------       ---------       --------
  Total investment income ..................................       42,935         179,996          80,334          1,817
                                                                ---------       ---------       ---------       --------
EXPENSES:
  Mortality and expense risk:
   Class A .................................................        1,949           3,036           1,538            272
   Class B .................................................        4,673           7,170           5,178            914
   Class C .................................................            0               0               0              0
   Class D .................................................            0               0               0              0
                                                                ---------       ---------       ---------       --------
    Total expenses .........................................        6,622          10,206           6,716          1,186
                                                                ---------       ---------       ---------       --------
  Net investment income (loss) .............................       36,313         169,790          73,618            631
                                                                ---------       ---------       ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........       25,051          98,709          38,716          2,671
 Change in unrealized appreciation (depreciation) ..........      (11,686)        366,224         174,915         (2,221)
                                                                ---------       ---------       ---------       --------
  Net gain (loss) on investment securities .................       13,365         464,933         213,631            450
                                                                ---------       ---------       ---------       --------
   Net increase (decrease) in net assets resulting
     from operations .......................................    $  49,678       $ 634,723       $ 287,249       $  1,081
                                                                =========       =========       =========       ========


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS





                                                               WRL
                                                            FEDERATED          WRL             WRL             WRL
                                                             GROWTH &       DEAN ASSET       C.A.S.E.          NWQ
                                                              INCOME        ALLOCATION        GROWTH      VALUE EQUITY
                                                          SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .......................................    $   3,843      $    7,767        $  6,318       $   987
 Capital gain distributions ............................          500           1,374               0         1,702
                                                            ---------      ----------        --------       -------
  Total investment income ..............................        4,343           9,141           6,318         2,689
                                                            ---------      ----------        --------       -------
EXPENSES:
  Mortality and expense risk:
   Class A .............................................          170             929             177           456
   Class B .............................................          697           2,982             642         1,237
   Class C .............................................            0               0               0             0
   Class D .............................................            0               0               0             0
                                                            ---------      ----------        --------       -------
    Total expenses .....................................          867           3,911             819         1,693
                                                            ---------      ----------        --------       -------
  Net investment income (loss) .........................        3,476           5,230           5,499           996
                                                            ---------      ----------        --------       -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....         (221)          8,077           1,994          (949)
 Change in unrealized appreciation (depreciation) ......       (7,068)        (33,009)          8,116         6,231
                                                            ---------      ----------        --------       -------
  Net gain (loss) on investment securities .............       (7,289)        (24,932)         10,110         5,282
                                                            ---------      ----------        --------       -------
   Net increase (decrease) in net assets resulting
     from operations ...................................    $  (3,813)     $  (19,702)       $ 15,609       $ 6,278
                                                            =========      ==========        ========       =======


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS




                                                               WRL
                                                           GE/SCOTTISH                         WRL             WRL
                                                            EQUITABLE          WRL            THIRD        J.P. MORGAN
                                                          INTERNATIONAL         GE            AVENUE       REAL ESTATE
                                                              EQUITY       U.S. EQUITY        VALUE        SECURITIES
                                                          SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .......................................     $    95         $  4,587        $   436             49
 Capital gain distributions ............................       1,234            6,500              0              0
                                                             -------         --------        -------             --
  Total investment income ..............................       1,329           11,087            436             49
                                                             -------         --------        -------             --
EXPENSE:
  Mortality and expense risk:
   Class A .............................................          73              344             71              6
   Class B .............................................         288            1,385            131             24
   Class C .............................................           0                0              0              0
   Class D .............................................           0                0              0              0
                                                             -------         --------        -------             --
    Total expenses .....................................         361            1,729            202             30
                                                             -------         --------        -------             --
  Net investment income (loss) .........................         968            9,358            234             19
                                                             -------         --------        -------             --
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....       3,571            7,340           (823)          (165)
 Change in unrealized appreciation (depreciation) ......       1,811            2,118          2,530            (34)
                                                             -------         --------        -------           ----
  Net gain (loss) on investment securities .............       5,382            9,458          1,707           (199)
                                                             -------         --------        -------           ----
   Net increase (decrease) in net assets resulting
     from operations ...................................     $ 6,350         $ 18,816        $ 1,941        $  (180)
                                                             =======         ========        =======        =======


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS






                                                                   WRL             WRL              WRL              WRL
                                                              GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE    T. ROWE PRICE
                                                                  GROWTH        SMALL CAP     DIVIDEND GROWTH     SMALL CAP
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)    SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................     $    0           $  83           $     0          $   270
 Capital gain distributions ................................          0               0                 0                0
                                                                 ------           -----           -------          -------
  Total investment income ..................................          0              83                 0              270
                                                                 ------           -----           -------          -------
EXPENSES:
  Mortality and expense risk:
   Class A .................................................          7               5                 9               20
   Class B .................................................         30              11                36               33
   Class C .................................................          0               0                 0                0
   Class D .................................................          0               0                 0                0
                                                                 ------           -----           -------          -------
    Total expenses .........................................         37              16                45               53
                                                                 ------           -----           -------          -------
  Net investment income (loss) .............................        (37)             67               (45)             217
                                                                 ------           -----           -------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........         38             206              (100)             404
 Change in unrealized appreciation (depreciation) ..........        967             128              (267)           1,581
                                                                 ------           -----           -------          -------
  Net gain (loss) on investment securities .................      1,005             334              (367)           1,985
                                                                 ------           -----           -------          -------
   Net increase (decrease) in net assets resulting
     from operations .......................................     $  968           $ 401           $  (412)         $ 2,202
                                                                 ======           =====           =======          =======


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS






                                                                     WRL                WRL               WRL
                                                                   SALOMON        PILGRIM BAXTER        DREYFUS
                                                                   ALL CAP        MID CAP GROWTH        MID CAP
                                                                SUBACCOUNT(1)      SUBACCOUNT(1)     SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................        $ 187            $     87           $   0
 Capital gain distributions ................................            0                   0               0
                                                                    -----            --------           -----
  Total investment income ..................................          187                  87               0
                                                                    -----            --------           -----
EXPENSES:
  Mortality and expense risk:
   Class A .................................................            9                  21               3
   Class B .................................................           28                  84               8
   Class C .................................................            0                   0               0
   Class D .................................................            0                   0               0
                                                                    -----            --------           -----
    Total expenses .........................................           37                 105              11
                                                                    -----            --------           -----
  Net investment income (loss) .............................          150                 (18)            (11)
                                                                    -----            --------           -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........          224               1,363               8
 Change in unrealized appreciation (depreciation) ..........          240               9,110             138
                                                                    -----            --------           -----
  Net gain (loss) on investment securities .................          464              10,473             146
                                                                    -----            --------           -----
   Net increase (decrease) in net assets resulting
     from operations .......................................        $ 614            $ 10,455           $ 135
                                                                    =====            ========           =====


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS




                                                               WRL                       WRL
                                                           J.P. MORGAN                  AEGON
                                                          MONEY MARKET                  BOND
                                                           SUBACCOUNT                SUBACCOUNT
                                                    ------------------------- -------------------------
                                                          DECEMBER 31,              DECEMBER 31,
                                                    ------------------------- -------------------------
                                                       1999(1)       1998        1999(1)       1998
                                                    ------------ ------------ ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $   7,937    $   5,242    $   5,378    $   5,213
 Net gain (loss) on investment securities .........          0            0      (11,275)       3,752
                                                     ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      7,937        5,242       (5,897)       8,965
                                                     ---------    ---------    ---------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    291,332       89,466        6,238       39,699
                                                     ---------    ---------    ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................         87           67           67           74
  Policy loans ....................................        151           10            1            9
  Surrender benefits ..............................     73,392       51,046       18,318       15,360
  Death benefits ..................................      2,150        2,489          516        1,002
                                                     ---------    ---------    ---------    ---------
                                                        75,780       53,612       18,902       16,445
                                                     ---------    ---------    ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................    215,552       35,854      (12,664)      23,254
                                                     ---------    ---------    ---------    ---------
  Net increase (decrease) in net assets ...........    223,489       41,096      (18,561)      32,219
 Depositor's equity contribution
  (net redemption) ................................         50            0           50            0
NET ASSETS:
 Beginning of year ................................    142,779      101,683      142,677      110,458
                                                     ---------    ---------    ---------    ---------
 End of year ......................................  $ 366,318    $ 142,779    $ 124,166    $ 142,677
                                                     =========    =========    =========    =========



                                                                 WRL
                                                                JANUS
                                                                GROWTH
                                                              SUBACCOUNT
                                                    ------------------------------
                                                             DECEMBER 31,
                                                    ------------------------------
                                                        1999(1)          1998
                                                    -------------- ---------------
OPERATIONS:
 Net investment income (loss) .....................  $   444,118     $    (3,071)
 Net gain (loss) on investment securities .........      529,806         619,001
                                                     -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations .......................      973,924         615,930
                                                     -----------     -----------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      283,212         176,685
                                                     -----------     -----------
 Less cost of units redeemed:
  Administrative charges ..........................        1,134             924
  Policy loans ....................................        1,099             276
  Surrender benefits ..............................      192,295         145,324
  Death benefits ..................................        8,618           6,422
                                                     -----------     -----------
                                                         203,146         152,946
                                                     -----------     -----------
  Increase (decrease) in net assets from
   capital unit transactions ......................       80,066          23,739
                                                     -----------     -----------
  Net increase (decrease) in net assets ...........    1,053,990         639,669
 Depositor's equity contribution
  (net redemption) ................................           96               0
NET ASSETS:
 Beginning of year ................................    1,643,250       1,003,581
                                                     -----------     -----------
 End of year ......................................  $ 2,697,336     $ 1,643,250
                                                     ===========     ===========



See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS



                                                                WRL
                                                               JANUS
                                                              GLOBAL
                                                            SUBACCOUNT
                                                    ---------------------------
                                                           DECEMBER 31,
                                                    ---------------------------
                                                        1999(1)        1998
                                                    -------------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $    80,775    $  22,977
 Net gain (loss) on investment securities .........      501,022      153,591
                                                     -----------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      581,797      176,568
                                                     -----------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      123,780       84,146
                                                     -----------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................          566          531
  Policy loans ....................................          596          169
  Surrender benefits ..............................       88,761       67,089
  Death benefits ..................................        3,381        2,884
                                                     -----------    ---------
                                                          93,304       70,673
                                                     -----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................       30,476       13,473
                                                     -----------    ---------
  Net increase (decrease) in net assets ...........      612,273      190,041
 Depositor's equity contribution
  (net redemption) ................................           50            0
NET ASSETS:
 Beginning of year ................................      822,870      632,829
                                                     -----------    ---------
 End of year ......................................  $ 1,435,193    $ 822,870
                                                     ===========    =========



                                                               WRL
                                                              LKCM                        WRL
                                                            STRATEGIC                    VKAM
                                                          TOTAL RETURN              EMERGING GROWTH
                                                           SUBACCOUNT                 SUBACCOUNT
                                                    ------------------------- ---------------------------
                                                          DECEMBER 31,               DECEMBER 31,
                                                    ------------------------- ---------------------------
                                                       1999(1)       1998         1999(1)        1998
                                                    ------------ ------------ -------------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $  36,313    $  14,285    $   169,790    $  13,033
 Net gain (loss) on investment securities .........     13,365       22,007        464,933      135,100
                                                     ---------    ---------    -----------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................     49,678       36,292        634,723      148,133
                                                     ---------    ---------    -----------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     22,908       53,733        132,553       52,394
                                                     ---------    ---------    -----------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................        235          257            456          370
  Policy loans ....................................        130           75            425           81
  Surrender benefits ..............................     46,748       41,421         65,473       39,571
  Death benefits ..................................      1,980        2,375          2,456        1,824
                                                     ---------    ---------    -----------    ---------
                                                        49,093       44,128         68,810       41,846
                                                     ---------    ---------    -----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (26,185)       9,605         63,743       10,548
                                                     ---------    ---------    -----------    ---------
  Net increase (decrease) in net assets ...........     23,493       45,897        698,466      158,681
 Depositor's equity contribution
  (net redemption) ................................         97            0             50            0
NET ASSETS:
 Beginning of year ................................    489,511      443,614        583,259      424,578
                                                     ---------    ---------    -----------    ---------
 End of year ......................................  $ 513,101    $ 489,511    $ 1,281,775    $ 583,259
                                                     =========    =========    ===========    =========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS




                                                               WRL                      WRL                     WRL
                                                              ALGER                    AEGON                 FEDERATED
                                                        AGGRESSIVE GROWTH            BALANCED             GROWTH & INCOME
                                                           SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                                    ------------------------- ----------------------- -----------------------
                                                          DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                                    ------------------------- ----------------------- -----------------------
                                                       1999(1)       1998       1999(1)       1998      1999(1)       1998
                                                    ------------ ------------ ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  73,618    $  15,953    $    631    $    848    $   3,476   $  2,617
 Net gain (loss) on investment securities .........    213,631       99,018         450       2,982       (7,289)    (1,401)
                                                     ---------    ---------    --------    --------    ---------   --------
 Net increase (decrease) in net assets
  resulting from operations .......................    287,249      114,971       1,081       3,830       (3,813)     1,216
                                                     ---------    ---------    --------    --------    ---------   --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    112,487       61,019      16,567      21,611       (1,114)    22,549
                                                     ---------    ---------    --------    --------    ---------   --------
 Less costs of units redeemed:
  Administrative charges ..........................        330          253          48          47           38         37
  Policy loans ....................................        277          191          24          34            5         15
  Surrender benefits ..............................     39,958       23,320       7,558       7,504        6,215      5,368
  Death benefits ..................................      1,354          922         378         334          408        342
                                                     ---------    ---------    --------    --------    ---------   --------
                                                        41,919       24,686       8,008       7,919        6,666      5,762
                                                     ---------    ---------    --------    --------    ---------   --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     70,568       36,333       8,559      13,692       (7,780)    16,787
                                                     ---------    ---------    --------    --------    ---------   --------
  Net increase (decrease) in net assets ...........    357,817      151,304       9,640      17,522      (11,593)    18,003
 Depositor's equity contribution
  (net redemption) ................................         50            0          50           0           50          0
NET ASSETS:
 Beginning of year ................................    388,249      236,945      78,748      61,226       68,650     50,647
                                                     ---------    ---------    --------    --------    ---------   --------
 End of year ......................................  $ 746,116    $ 388,249    $ 88,438    $ 78,748    $  57,107   $ 68,650
                                                     =========    =========    ========    ========    =========   ========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS




                                                               WRL                       WRL
                                                            DEAN ASSET                 C.A.S.E.
                                                            ALLOCATION                  GROWTH
                                                            SUBACCOUNT                SUBACCOUNT
                                                    -------------------------- ------------------------
                                                           DECEMBER 31,              DECEMBER 31,
                                                    -------------------------- ------------------------
                                                       1999(1)        1998       1999(1)       1998
                                                    ------------ ------------- ----------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $   5,230     $  26,761    $  5,499     $  4,303
 Net gain (loss) on investment securities .........    (24,932)       (7,555)     10,110       (3,980)
                                                     ---------     ---------    --------     --------
 Net increase (decrease) in net asset
  resulting from operations .......................    (19,702)       19,206      15,609          323
                                                     ---------     ---------    --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (48,724)       60,662       3,993        5,436
                                                     ---------     ---------    --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................        141           145          41           33
  Policy loans ....................................         62            61          23           17
  Surrender benefits ..............................     27,289        27,240       5,232        3,062
  Death benefits ..................................      1,211         1,105         498          578
                                                     ---------     ---------    --------     --------
                                                        28,703        28,551       5,794        3,690
                                                     ---------     ---------    --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (77,427)       32,111      (1,801)       1,746
                                                     ---------     ---------    --------     --------
  Net increase (decrease) in net assets ...........    (97,129)       51,317      13,808        2,069
 Depositor's equity contribution
  (net redemption) ................................         50             0          50            0
NET ASSETS:
 Beginning of year ................................    323,324       272,007      51,741       49,672
                                                     ---------     ---------    --------     --------
 End of year ......................................  $ 226,245     $ 323,324    $ 65,599     $ 51,741
                                                     =========     =========    ========     ========



                                                               WRL
                                                               NWQ
                                                           VALUE EQUITY
                                                            SUBACCOUNT
                                                    --------------------------
                                                           DECEMBER 31,
                                                    --------------------------
                                                       1999(1)        1998
                                                    ------------ -------------
OPERATIONS:
 Net investment income (loss) .....................  $     996     $  10,027
 Net gain (loss) on investment securities .........      5,282       (22,340)
                                                     ---------     ---------
 Net increase (decrease) in net asset
  resulting from operations .......................      6,278       (12,313)
                                                     ---------     ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (15,351)       11,585
                                                     ---------     ---------
 Less cost of units redeemed:
  Administrative charges ..........................         73            84
  Policy loans ....................................         32            64
  Surrender benefits ..............................     11,160        14,233
  Death benefits ..................................        468           682
                                                     ---------     ---------
                                                        11,733        15,063
                                                     ---------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (27,084)       (3,478)
                                                     ---------     ---------
  Net increase (decrease) in net assets ...........    (20,806)      (15,791)
 Depositor's equity contribution
  (net redemption) ................................         50             0
NET ASSETS:
 Beginning of year ................................    130,857       146,648
                                                     ---------     ---------
 End of year ......................................  $ 110,101     $ 130,857
                                                     =========     =========


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNT IN THOUSANDS




                                                               WRL
                                                      GE/SCOTTISH EQUITABLE
                                                      INTERNATIONAL EQUITY
                                                           SUBACCOUNT
                                                    -------------------------
                                                          DECEMBER 31,
                                                    -------------------------
                                                         1999(1)       1998
                                                         ------        ----
OPERATIONS:
 Net investment income (loss) .....................   $   968      $   (299)
 Net gain (loss) on investment securities .........     5,382         2,052
                                                      ---------    --------
 Net increase (decrease) in net assets
  resulting from operations .......................     6,350         1,753
                                                      ---------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (4,546)        9,266
                                                      ---------    --------
 Less cost of units redeemed:
  Administrative charges ..........................        14            13
  Policy loans ....................................         9            26
  Surrender benefits ..............................     1,520         1,407
  Death benefits ..................................        69           207
                                                      ---------    --------
                                                        1,612         1,653
                                                      ---------    --------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (6,158)        7,613
                                                      ---------    --------
  Net increase (decrease) in net assets ...........       192         9,366
 Depositor's equity contribution
  (net redemption) ................................        50          (725)
NET ASSETS:
 Beginning of year ................................    26,159        17,518
                                                      ---------    --------
 End of year ......................................   $ 26,401     $ 26,159
                                                      =========    ========



                                                                WRL                          WRL
                                                                 GE                     THIRD AVENUE
                                                            U.S. EQUITY                     VALUE
                                                             SUBACCOUNT                  SUBACCOUNT
                                                    ---------------------------- ---------------------------
                                                            DECEMBER 31,                DECEMBER 31,
                                                    ---------------------------- ---------------------------
                                                           1999(1)        1998        1999(1)       1998(1)
                                                           ------         ----        ------        ------
OPERATIONS:
 Net investment income (loss) .....................    $  9,358       $  2,698     $   234       $  (118)
 Net gain (loss) on investment securities .........       9,458         10,725       1,707          (991)
                                                       ----------     --------     ---------     ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      18,816         13,423       1,941        (1,109)
                                                       ----------     --------     ---------     ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      47,958         52,247        (406)       16,606
                                                       ----------     --------     ---------     ---------
 Less cost of units redeemed:
  Administrative charges ..........................          54             25           5             4
  Policy loans ....................................          29             22           2             0
  Surrender benefits ..............................      10,589          7,153         978           453
  Death benefits ..................................         350            386         133             0
                                                       ----------     --------     ---------     ---------
                                                         11,022          7,586       1,118           457
                                                       ----------     --------     ---------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................      36,936         44,661      (1,524)       16,149
                                                       ----------     --------     ---------     ---------
  Net increase (decrease) in net assets ...........      55,752         58,084         417        15,040
 Depositor's equity contribution
  (net redemption) ................................          50           (408)       (246)          300
NET ASSETS:
 Beginning of year ................................      96,875         39,199      15,340             0
                                                       ----------     --------     ---------     ---------
 End of year ......................................    $ 152,677      $ 96,875     $ 15,511      $ 15,340
                                                       ==========     ========     =========     =========




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS




                                                              WRL                 WRL             WRL              WRL
                                                          J.P. MORGAN        GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE
                                                    REAL ESTATE SECURITIES       GROWTH        SMALL CAP     DIVIDEND GROWTH
                                                          SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ----------------------- --------------- --------------- ----------------
                                                         DECEMBER 31,         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    ----------------------- --------------- --------------- ----------------
                                                      1999(1)     1998(1)       1999(1)         1999(1)          1999(1)
                                                    ----------- ----------- --------------- --------------- ----------------
OPERATIONS:
 Net investment income (loss) .....................   $    19     $   (10)      $   (37)        $    67         $   (45)
 Net gain (loss) on investment securities .........      (199)       (165)        1,005             334            (367)
                                                      -------     -------       -------         -------         -------
 Net increase (decrease) in net assets
  resulting from operations .......................      (180)       (175)          968             401            (412)
                                                      -------     -------       -------         -------         -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       430       1,484         5,819           1,512           8,269
                                                      -------     -------       -------         -------         -------
 Less cost of units redeemed:
  Administrative charges ..........................         1           0             0               0               0
  Policy loans ....................................         0           0             0               0               0
  Surrender benefits ..............................        70          14            75              18             174
  Death benefits ..................................         0           0             0               0               0
                                                      -------     -------       -------         -------         -------
                                                           71          14            75              18             174
                                                      -------     -------       -------         -------         -------
  Increase (decrease) in net assets from
   capital unit transactions ......................       359       1,470         5,744           1,494           8,095
                                                      -------     -------       -------         -------         -------
  Net increase (decrease) in net assets ...........       179       1,295         6,712           1,895           7,683
 Depositor's equity contribution
  (net redemption) ................................        11         600           524             523             525
NET ASSETS:
 Beginning of year ................................     1,895           0             0               0               0
                                                      -------     -------       -------         -------         -------
 End of year ......................................   $ 2,085     $ 1,895       $ 7,236         $ 2,418         $ 8,208
                                                      =======     =======       =======         =======         =======




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS




                                                            WRL               WRL               WRL              WRL
                                                       T. ROWE PRICE        SALOMON       PILGRIM BAXTER       DREYFUS
                                                         SMALL CAP          ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                      ---------------   --------------   ----------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                      ---------------   --------------   ----------------   -------------
                                                          1999(1)           1999(1)           1999(1)          1999(1)
                                                      ---------------   --------------   ----------------   -------------
OPERATIONS:
 Net investment income (loss) .....................       $   217           $   150          $    (18)         $   (11)
 Net gain (loss) on investment securities .........         1,985               464            10,473              146
                                                          -------           -------          --------          -------
 Net increase (decrease) in net assets
  resulting from operations .......................         2,202               614            10,455              135
                                                          -------           -------          --------          -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........         6,412             5,251            22,426            2,434
                                                          -------           -------          --------          -------
 Less cost of units redeemed:
  Administrative charges ..........................             1                 1                 2                0
  Policy loans ....................................             0                 0                 0                0
  Surrender benefits ..............................           180                94               384               14
  Death benefits ..................................             0                 0                 0                0
                                                          -------           -------          --------          -------
                                                              181                95               386               14
                                                          -------           -------          --------          -------
  Increase (decrease) in net assets from
   capital unit transactions ......................         6,231             5,156            22,040            2,420
                                                          -------           -------          --------          -------
  Net increase (decrease) in net assets ...........         8,433             5,770            32,495            2,555
 Depositor's equity contribution
  (net redemption) ................................           462               523              (171)             524
NET ASSETS:
 Beginning of year ................................             0                 0                 0                0
                                                          -------           -------          --------          -------
 End of year ......................................       $ 8,895           $ 6,293          $ 32,324          $ 3,079
                                                          =======           =======          ========          =======




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                                       WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                       ------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                       ------------------------------------------------------------------------
                                                           1999           1998           1997           1996           1995
                                                       ------------   ------------   ------------   ------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $  14.37       $  13.82       $  13.29       $  12.80       $  12.29
 Income from operations:
  Net investment income (loss) .....................         0.51           0.55           0.53           0.49           0.51
  Net realized and unrealized gain (loss) on
   investment ......................................         0.00           0.00           0.00           0.00           0.00
                                                         --------       --------       --------       --------       --------
   Net income (loss) from operations ...............         0.51           0.55           0.53           0.49           0.51
                                                         --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............     $  14.88       $  14.37       $  13.82       $  13.29       $  12.80
                                                         ========       ========       ========       ========       ========
Total return .......................................         3.55 %         3.99 %         4.00 %         3.81 %         4.12 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 96,984       $ 48,797       $ 39,531       $ 51,141       $ 41,596
 Ratio of net investment income (loss) to average
  net assets .......................................         3.52 %         3.89 %         3.92 %         3.72 %         4.03 %


                                                                          WRL AEGON BOND SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          1999          1998          1997          1996         1995
                                                     ------------- ------------- ------------- ------------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........   $  21.08      $  19.52      $  18.11      $  18.31      $  15.08
 Income from operations:
  Net investment income (loss) .....................       0.76          0.82          0.73          0.77          0.83
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.64)         0.74          0.68       (  0.97)         2.40
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  0.88)         1.56          1.41       (  0.20)         3.23
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  20.20      $  21.08      $  19.52      $  18.11      $  18.31
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  4.14)%        7.96 %        7.80 %     (  1.10)%       21.46 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 37,241      $ 50,893      $ 46,082      $ 45,516      $ 54,109
 Ratio of net investment income (loss) to average
  net assets .......................................       3.69 %        4.02 %        3.95 %        4.34 %        4.94 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                                             WRL JANUS GROWTH SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $    62.54       $  38.50       $  33.17       $  28.47       $  19.60
 Income from operations:
  Net investment income (loss) .....................         15.61        (  0.08)          3.42           1.64           2.35
  Net realized and unrealized gain (loss) on
   investment ......................................         20.47          24.12           1.91           3.06           6.52
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         36.08          24.04           5.33           4.70           8.87
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $    98.62       $  62.54       $  38.50       $  33.17       $  28.47
                                                        ==========       ========       ========       ========       ========
Total return .......................................         57.69 %        62.43 %        16.09 %        16.50 %        45.29 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 1,166,818      $ 817,014      $ 571,456      $ 576,115      $ 532,646
 Ratio of net investment income (loss) to average
  net assets .......................................         20.94 %      (  0.18)%         9.36 %         5.22 %         9.81 %


                                                                             WRL JANUS GLOBAL SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $    30.94       $  24.10       $  20.55       $  16.29       $  13.40
 Income from operations:
  Net investment income (loss) .....................          2.84           0.83           2.55           1.62           0.42
  Net realized and unrealized gain (loss) on
   investment ......................................         18.51           6.01           1.00           2.64           2.47
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         21.35           6.84           3.55           4.26           2.89
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $    52.29       $  30.94       $  24.10       $  20.55       $  16.29
                                                        ==========       ========       ========       ========       ========
Total return .......................................         68.98 %        28.40 %        17.28 %        26.15 %        21.53 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   458,385      $ 298,285      $ 261,317      $ 221,185      $ 141,425
 Ratio of net investment income (loss) to average
  net assets .......................................          7.93 %         2.97 %        11.01 %         8.60 %         2.89 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                                     WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  20.14       $  18.60       $  15.46       $  13.61       $  11.06
 Income from operations:
  Net investment income (loss) .....................        1.52           0.56           1.34           0.68           0.59
  Net realized and unrealized gain (loss) on
   investment ......................................        0.63           0.98           1.80           1.17           1.96
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............        2.15           1.54           3.14           1.85           2.55
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  22.29       $  20.14       $  18.60       $  15.46       $  13.61
                                                        ========       ========       ========       ========       ========
Total return .......................................       10.68 %         8.28 %        20.34 %        13.57 %        23.11 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 156,928      $ 160,783      $ 164,259      $ 136,789      $ 116,374
 Ratio of net investment income (loss) to average
  net assets .......................................        7.33 %         2.95 %         7.83 %         4.75 %         4.74 %


                                                                        WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  31.33       $  23.10       $  19.26       $  16.40       $  11.31
 Income from operations:
  Net investment income (loss) .....................        8.33           0.69           1.85           0.63           0.51
  Net realized and unrealized gain (loss) on
   investment ......................................       23.82           7.54           1.99           2.23           4.58
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............       32.15           8.23           3.84           2.86           5.09
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  63.48       $  31.33       $  23.10       $  19.26       $  16.40
                                                        ========       ========       ========       ========       ========
Total return .......................................      102.62 %        35.63 %        19.95 %        17.41 %        44.97 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 390,626      $ 201,838      $ 165,848      $ 143,282      $ 115,797
 Ratio of net investment income (loss) to average
  net assets .......................................       21.35 %         2.69 %         8.73 %         3.42 %         3.68 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                     -----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- -------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  26.23       $  17.86      $  14.56      $  13.35      $   9.79
 Income from operations:
  Net investment income (loss) .....................        4.29           1.13          1.42          0.25          0.29
  Net realized and unrealized gain (loss) on
   investment ......................................       13.27           7.24          1.88          0.96          3.27
                                                        --------       --------      --------      --------      --------
   Net income (loss) from operations ...............       17.56           8.37          3.30          1.21          3.56
                                                        --------       --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  43.79       $  26.23      $  17.86      $  14.56      $  13.35
                                                        ========       ========      ========      ========      ========
Total return .......................................       66.92 %        46.84 %       22.71 %        9.07 %       36.31 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 170,691      $ 106,742     $ 74,544      $ 63,843      $ 65,666
 Ratio of net investment income (loss) to average
  net assets .......................................       13.95 %         5.39 %        8.51 %        1.77 %        2.28 %


                                                                         WRL AEGON BALANCED SUBACCOUNT
                                                     ----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                          1999           1998          1997          1996          1995
                                                     -------------- ------------- ------------- ------------- -------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  14.77      $  13.99      $  12.09      $  11.06      $   9.35
 Income from operations:
  Net investment income (loss) .....................        0.12          0.17          1.32          0.26          0.29
  Net realized and unrealized gain (loss) on
   investment ......................................        0.14          0.61          0.58          0.77          1.42
                                                        --------      --------      --------      --------      --------
   Net income (loss) from operations ...............        0.26          0.78          1.90          1.03          1.71
                                                        --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  15.03      $  14.77      $  13.99      $  12.09      $  11.06
                                                        ========      ========      ========      ========      ========
Total return .......................................        1.75 %        5.60 %       15.65 %        9.34 %       18.31 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  21,830     $ 19,730      $ 17,324      $ 13,598      $ 11,343
 Ratio of net investment income (loss) to average
  net assets .......................................        0.82 %        1.19 %       10.01 %        2.29 %        2.85 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                                   WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997          1996          1995
                                                     ------------- ------------- ------------- ------------- -------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........   $  16.17      $  15.89      $  12.91      $  11.71      $   9.46
 Income from operations:
  Net investment income (loss) .....................       0.83          0.66          2.06          0.50          0.45
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.74)      (  0.38)         0.92          0.70          1.80
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  0.91)         0.28          2.98          1.20          2.25
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  15.26      $  16.17      $  15.89      $  12.91      $  11.71
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  5.64)%        1.77 %       23.10 %       10.25 %       23.70 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 11,318      $ 16,502      $ 14,056      $ 12,397      $ 11,890
 Ratio of net investment income (loss) to average
  net assets .......................................       5.27 %        4.17 %       14.87 %        4.17 %        4.26 %


                                                                     WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          1999          1998          1997          1996        1995(1)
                                                     ------------- ------------- ------------- ------------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........   $  16.51      $  15.43      $  13.40      $  11.86      $  10.00
 Income from operations:
  Net investment income (loss) .....................       0.32          1.40          1.02          0.46          0.58
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.45)      (  0.32)         1.01          1.08          1.28
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  1.13)         1.08          2.03          1.54          1.86
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  15.38      $  16.51      $  15.43      $  13.40      $  11.86
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  6.81)%        6.98 %       15.14 %       13.00 %       18.61 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 59,161      $ 85,428      $ 77,923      $ 62,195      $ 34,910
 Ratio of net investment income (loss) to average
  net assets .......................................       1.95 %        8.72 %        6.99 %        3.71 %        5.25 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                                      WRL C.A.S.E. GROWTH SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $  15.96        $  15.77        $  13.88        $  12.87
 Income from operations:
  Net investment income (loss) .....................         1.62            1.27            3.15            0.39
  Net realized and unrealized gain (loss) on
   investment ......................................         3.52         (  1.08)        (  1.26)           0.62
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         5.14            0.19            1.89            1.01
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  21.10        $  15.96        $  15.77        $  13.88
                                                         ========        ========        ========        ========
Total return .......................................        32.18 %          1.20 %         13.60 %          7.84 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 14,425        $ 14,161        $ 17,677        $  3,612
 Ratio of net investment income (loss) to average
  net assets .......................................         8.55 %          8.11 %         20.61 %          4.43 %


                                                                     WRL NWQ VALUE EQUITY SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $  13.04        $  13.86        $  11.22        $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.13            0.89            0.07            0.02
  Net realized and unrealized gain (loss) on
   investment ......................................         0.73         (  1.71)           2.57            1.20
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         0.86         (  0.82)           2.64            1.22
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  13.90        $  13.04        $  13.86        $  11.22
                                                         ========        ========        ========        ========
Total return .......................................         6.61 %       (  5.96)%         23.49 %         12.25 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 32,947        $ 38,640        $ 49,376        $ 16,679
 Ratio of net investment income (loss) to average
  net assets .......................................         0.92 %          6.44 %          0.55 %          0.30 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                        WRL GE/SCOTTISH EQUITABLE                         WRL GE
                                                     INTERNATIONAL EQUITY SUBACCOUNT              U.S. EQUITY SUBACCOUNT
                                                  -------------------------------------- ----------------------------------------
                                                               DECEMBER 31,                            DECEMBER 31,
                                                  -------------------------------------- ----------------------------------------
                                                      1999         1998        1997(1)        1999          1998        1997(1)
                                                  ------------ ------------ ------------ ------------- ------------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ......   $  11.83     $  10.62     $  10.00     $  15.22      $  12.54      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.49      (  0.14)     (  0.05)        1.21          0.54          0.75
  Net realized and unrealized gain (loss) on
    investment ..................................       2.28         1.35         0.67         1.37          2.14          1.79
                                                    --------     --------     --------     --------      --------      --------
   Net income (loss) from operations ............       2.77         1.21         0.62         2.58          2.68          2.54
                                                    --------     --------     --------     --------      --------      --------
Accumulation unit value, end of year ............   $  14.60     $  11.83     $  10.62     $  17.80      $  15.22      $  12.54
                                                    ========     ========     ========     ========      ========      ========
Total return ....................................      23.40 %      11.45 %       6.17 %      16.94 %       21.35 %       25.44 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $  5,881     $  6,783     $  6,377     $ 32,459      $ 23,419      $ 12,377
 Ratio of net investment income (loss) to average
   net assets ...................................       4.08 %    (  1.16)%    (  0.52)%       7.35 %        3.90 %        6.37 %


                                                                                           WRL J.P. MORGAN
                                                             WRL THIRD AVENUE           REAL ESTATE SECURITIES
                                                             VALUE SUBACCOUNT                 SUBACCOUNT
                                                       ----------------------------   --------------------------
                                                               DECEMBER 31,                  DECEMBER 31,
                                                       ----------------------------   --------------------------
                                                            1999          1998(1)         1999         1998(1)
                                                       -------------   ------------   -----------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $   9.20        $  10.00       $  8.44       $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.15         (  0.08)         0.03        (  0.07)
  Net realized and unrealized gain (loss)
   oninvestment ....................................         1.16         (  0.72)       ( 0.45)       (  1.49)
                                                         --------        --------       -------       --------
   Net income (loss) from operations ...............         1.31         (  0.80)       ( 0.42)       (  1.56)
                                                         --------        --------       -------       --------
Accumulation unit value, end of year ...............     $  10.51        $   9.20       $  8.02       $   8.44
                                                         ========        ========       =======       ========
Total return .......................................        14.28 %       (  7.99)%      ( 4.97)%      ( 15.65)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $  5,309        $  5,921       $   407       $    571
 Ratio of net investment income (loss) to average
  net assets .......................................         1.58 %       (  0.89)%        0.42 %      (  1.26)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED



                                                               WRL                    WRL
                                                          GOLDMAN SACHS          GOLDMAN SACHS
                                                        GROWTH SUBACCOUNT     SMALL CAP SUBACCOUNT
                                                       -------------------   ---------------------
                                                           DECEMBER 31,           DECEMBER 31,
                                                       -------------------   ---------------------
                                                             1999(1)                1999(1)
                                                       -------------------   ---------------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........        $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................         (  0.09)                  0.23
  Net realized and unrealized gain (loss) on
   investment ......................................            1.74                   1.41
                                                            --------               --------
   Net income (loss) from operations ...............            1.65                   1.64
                                                            --------               --------
Accumulation unit value, end of year ...............        $  11.65               $  11.64
                                                            ========               ========
Total return .......................................           16.52 %                16.42 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........        $  1,317               $    429
 Ratio of net investment income (loss) to average
  net assets .......................................         (  1.25)%                 3.36 %


                                                                 WRL                    WRL
                                                       T. ROWE PRICE DIVIDEND      T. ROWE PRICE
                                                          GROWTH SUBACCOUNT     SMALL CAP SUBACCOUNT
                                                      ------------------------ ---------------------
                                                            DECEMBER 31,            DECEMBER 31,
                                                      ------------------------ ---------------------
                                                               1999(1)                1999(1)
                                                      ------------------------ ---------------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..........         $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) ......................          (  0.08)                  0.47
  Net realized and unrealized gain (loss) on
   investment .......................................          (  0.74)                  3.26
                                                              --------               --------
   Net income (loss) from operations ................          (  0.82)                  3.73
                                                              --------               --------
Accumulation unit value, end of year ................         $   9.18               $  13.73
                                                              ========               ========
Total return ........................................          (  8.17)%                37.33 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........         $  1,812               $  3,909
 Ratio of net investment income (loss) to average
  net assets ........................................          (  1.25)%                 6.22 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED



                                                              WRL                     WRL                    WRL
                                                        SALOMON ALL CAP     PILGRIM BAXTER MID CAP     DREYFUS MID CAP
                                                           SUBACCOUNT          GROWTH SUBACCOUNT         SUBACCOUNT
                                                       -----------------   ------------------------   ----------------
                                                          DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                       -----------------   ------------------------   ----------------
                                                            1999(1)                 1999(1)                1999(1)
                                                       -----------------   ------------------------   ----------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........       $  10.00                $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.37                 (  0.02)               (  0.08)
  Net realized and unrealized gain (loss) on
   investment ......................................           1.09                    7.67                   0.71
                                                           --------                --------               --------
   Net income (loss) from operations ...............           1.46                    7.65                   0.63
                                                           --------                --------               --------
Accumulation unit value, end of year ...............       $  11.46                $  17.65               $  10.63
                                                           ========                ========               ========
Total return .......................................          14.60 %                 76.51 %                 6.30 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $  1,374                $  6,660               $    800
 Ratio of net investment income (loss) to average
  net assets .......................................           5.20 %               (  0.22)%              (  1.25)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED





                                                                    WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                     ----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                          1999           1998          1997          1996          1995
                                                     -------------- ------------- ------------- ------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  11.99       $ 11.55       $ 11.12       $ 10.73       $ 10.32
 Income from operations:
  Net investment income (loss) .....................        0.41          0.44          0.43          0.39          0.41
  Net realized and unrealized gain (loss) on
   investment ......................................        0.00          0.00          0.00          0.00          0.00
                                                        --------       -------       -------       -------       -------
   Net income (loss) from operations ...............        0.41          0.44          0.43          0.39          0.41
                                                        --------       -------       -------       -------       -------
Accumulation unit value, end of year ...............    $  12.40       $ 11.99       $ 11.55       $ 11.12       $ 10.73
                                                        ========       =======       =======       =======       =======
Total return .......................................        3.39 %        3.83 %        3.84 %        3.65 %        3.96 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 269,284      $ 93,982      $ 62,152      $ 58,415      $ 28,524
 Ratio of net investment income (loss) to average
  net assets .......................................        3.37 %        3.72 %        3.78 %        3.57 %        3.89 %




                                                                               WRL AEGON BOND SUBACCOUNT
                                                       -------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                           1999            1998            1997           1996           1995
                                                       ------------   -------------   -------------   ------------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year .........     $ 14.45         $ 13.41         $ 12.46        $ 12.61        $ 10.40
 Income from operations:
  Net investment income (loss) .....................        0.59            0.60            0.67           0.56           0.64
  Net realized and unrealized gain (loss) on
   investment ......................................      ( 1.21)           0.44            0.28         ( 0.71)          1.57
                                                         -------         -------         -------        -------        -------
   Net income (loss) from operations ...............      ( 0.62)           1.04            0.95         ( 0.15)          2.21
                                                         -------         -------         -------        -------        -------
Accumulation unit value, end of year ...............     $ 13.83         $ 14.45         $ 13.41        $ 12.46        $ 12.61
                                                         =======         =======         =======        =======        =======
Total return .......................................      ( 4.29)%          7.80 %          7.64 %       ( 1.25)%        21.28 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $86,875         $ 91,784        $ 64,376       $38,055        $32,772
 Ratio of net investment income (loss) to average
  net assets .......................................        4.16 %          4.31 %          5.26 %         4.60 %         5.45 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED






                                                                             WRL JANUS GROWTH SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $    30.12       $  18.57       $  16.02       $  13.77       $   9.49
 Income from operations:
  Net investment income (loss) .....................          8.20         ( 0.08)          1.87           0.95           1.30
  Net realized and unrealized gain (loss) on
   investment ......................................          9.10          11.63           0.68           1.30           2.98
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         17.30          11.55           2.55           2.25           4.28
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $    47.42       $  30.12       $  18.57       $  16.02       $  13.77
                                                        ==========       ========       ========       ========       ========
Total return .......................................         57.45 %        62.19 %        15.91 %        16.32 %        45.08 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 1,530,464      $ 826,236      $ 432,125      $ 317,705      $ 198,139
 Ratio of net investment income (loss) to average
  net assets .......................................         22.70 %       ( 0.33)%        10.53 %         6.21 %        11.07 %




                                                                            WRL JANUS GLOBAL SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  30.67       $  23.92       $  20.43       $  16.22       $  13.36
 Income from operations:
  Net investment income (loss) .....................        3.02           0.88           2.85           1.79           0.43
  Net realized and unrealized gain (loss) on
   investment ......................................       18.06           5.87           0.64           2.42           2.43
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............       21.08           6.75           3.49           4.21           2.86
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  51.75       $  30.67       $  23.92       $  20.43       $  16.22
                                                        ========       ========       ========       ========       ========
Total return .......................................       68.73 %        28.21 %        17.10 %        25.96 %        21.35 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 976,752      $ 524,585      $ 371,512      $ 227,955      $ 111,958
 Ratio of net investment income (loss) to average
  net assets .......................................        8.45 %         3.16 %        12.33 %         9.45 %         2.96 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED






                                                                     WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  19.97       $  18.47       $  15.37       $  13.56       $  11.03
 Income from operations:
  Net investment income (loss) .....................        1.54           0.59           1.42           0.94           0.59
  Net realized and unrealized gain (loss) on
   investment ......................................        0.56           0.91           1.68           0.87           1.94
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............        2.10           1.50           3.10           1.81           2.53
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  22.07       $  19.97       $  18.47       $  15.37       $  13.56
                                                        ========       ========       ========       ========       ========
Total return .......................................       10.51 %         8.11 %        20.16 %        13.40 %        22.93 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 356,121      $ 328,728      $ 279,355      $ 196,305      $ 101,651
 Ratio of net investment income (loss) to average
  net assets .......................................        7.46 %         3.11 %         8.31 %         6.55 %         4.76 %




                                                                        WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  31.06       $  22.94       $  19.15       $  16.34       $  11.29
 Income from operations:
  Net investment income (loss) .....................        8.95           0.72           2.00           0.73           0.54
  Net realized and unrealized gain (loss) on
   investment ......................................       22.84           7.40           1.79           2.08           4.51
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............       31.79           8.12           3.79           2.81           5.05
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  62.85       $  31.06       $  22.94       $  19.15       $  16.34
                                                        ========       ========       ========       ========       ========
Total return .......................................      102.31 %        35.42 %        19.77 %        17.23 %        44.75 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 891,089      $ 381,421      $ 258,730      $ 179,589      $ 105,115
 Ratio of net investment income (loss) to average
  net assets .......................................       22.92 %         2.80 %         9.45 %         3.96 %         3.85 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED






                                                                      WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                     -------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  26.05       $  17.77       $  14.50       $  13.31      $   9.78
 Income from operations:
  Net investment income (loss) .....................        4.68           1.17           1.60           0.31          0.40
  Net realized and unrealized gain (loss) on
   investment ......................................       12.69           7.11           1.67           0.88          3.13
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............       17.37           8.28           3.27           1.19          3.53
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  43.42       $  26.05       $  17.77       $  14.50      $  13.31
                                                        ========       ========       ========       ========      ========
Total return .......................................       66.67 %        46.62 %        22.52 %         8.91 %       36.10 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 575,367      $ 281,507      $ 162,401      $ 100,832     $ 60,420
 Ratio of net investment income (loss) to average
  net assets .......................................       15.21 %         5.57 %         9.55 %         2.22 %        3.04 %




                                                                         WRL AEGON BALANCED SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997          1996          1995
                                                     ------------- ------------- ------------- ------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........   $  14.67      $  13.91      $  12.05      $  11.03      $   9.34
 Income from operations:
  Net investment income (loss) .....................       0.10          0.17          1.40          0.30          0.32
  Net realized and unrealized gain (loss) on
   investment ......................................       0.13          0.59          0.46          0.72          1.37
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............       0.23          0.76          1.86          1.02          1.69
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  14.90      $  14.67      $  13.91      $  12.05      $  11.03
                                                       ========      ========      ========      ========      ========
Total return .......................................       1.59 %        5.45 %       15.47 %        9.18 %       18.13 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 66,558      $ 59,018      $ 43,902      $ 28,734      $ 16,069
 Ratio of net investment income (loss) to average
  net assets .......................................       0.69 %        1.19 %       10.72 %        2.69 %        3.16 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED






                                                                     WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                     -------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  16.06       $  15.80       $  12.85       $  11.68      $   9.45
 Income from operations:
  Net investment income (loss) .....................        0.87           0.66           2.52           0.68          0.47
  Net realized and unrealized gain (loss) on
   investment ......................................     (  1.80)       (  0.40)          0.43           0.49          1.76
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............     (  0.93)          0.26           2.95           1.17          2.23
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  15.13       $  16.06       $  15.80       $  12.85      $  11.68
                                                        ========       ========       ========       ========      ========
Total return .......................................     (  5.78)%         1.62 %        22.92 %        10.08 %       23.52 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  45,739      $  52,148      $  36,591      $  19,972     $ 10,086
 Ratio of net investment income (loss) to average
  net assets .......................................        5.55 %         4.20 %        18.15 %         5.68 %        4.50 %




                                                                       WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                     ------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                          1999           1998           1997           1996         1995(1)
                                                     -------------- -------------- -------------- -------------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  16.41       $  15.36       $  13.36       $  11.84      $  10.00
 Income from operations:
  Net investment income (loss) .....................        0.29           1.43           1.06           0.47          0.82
  Net realized and unrealized gain (loss) on
   investment ......................................     (  1.43)       (  0.38)          0.94           1.05          1.02
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............     (  1.14)          1.05           2.00           1.52          1.84
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  15.27       $  16.41       $  15.36       $  13.36      $  11.84
                                                        ========       ========       ========       ========      ========
Total return .......................................     (  6.95)%         6.82 %        14.97 %        12.83 %       18.43 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 167,034      $ 237,896      $ 194,084      $ 125,177     $ 72,300
 Ratio of net investment income (loss) to average
  net assets .......................................        1.78 %         8.92 %         7.30 %         3.72 %        7.29 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED






                                                                      WRL C.A.S.E. GROWTH SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........     $  12.35        $  12.22        $  10.77        $  10.00
 Income from operations:
  Net investment income (loss) .....................         1.37            1.06            1.34            0.36
  Net realized and unrealized gain (loss) on
   investment ......................................         2.58         (  0.93)           0.11            0.41
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         3.95            0.13            1.45            0.77
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  16.30        $  12.35        $  12.22        $  10.77
                                                         ========        ========        ========        ========
Total return .......................................        31.98 %          1.05 %         13.43 %          7.73 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 51,124        $ 37,580        $ 31,995        $ 12,542
 Ratio of net investment income (loss) to average
  net assets .......................................         9.34 %          8.79 %         11.31 %          5.46 %




                                                                     WRL NWQ VALUE EQUITY SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........     $  12.98        $  13.83        $  11.21        $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.10            0.91            0.08            0.02
  Net realized and unrealized gain (loss) on
   investment ......................................         0.74         (  1.76)           2.54            1.19
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         0.84         (  0.85)           2.62            1.21
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  13.82        $  12.98        $  13.83        $  11.21
                                                         ========        ========        ========        ========
Total return .......................................         6.45 %       (  6.10)%         23.30 %         12.13 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 77,102        $ 92,217        $ 97,272        $ 23,759
 Ratio of net investment income (loss) to average
  net assets .......................................         0.75 %          6.63 %          0.63 %          0.33 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED






                                                          WRL GE/SCOTTISH EQUITABLE
                                                       INTERNATIONAL EQUITY SUBACCOUNT
                                                  -----------------------------------------
                                                                DECEMBER 31,
                                                  -----------------------------------------
                                                       1999          1998        1997(1)
                                                  ------------- ------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year ......   $  11.80      $  10.60      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.43       (  0.15)      (  0.06)
  Net realized and unrealized gain (loss) on
   investment ...................................       2.31          1.35          0.66
                                                    --------      --------      --------
   Net income (loss) from operations ............       2.74          1.20          0.60
                                                    --------      --------      --------
Accumulation unit value, end of year ............   $  14.54      $  11.80      $  10.60
                                                    ========      ========      ========
Total return ....................................      23.22 %       11.28 %        6.01 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $ 20,464      $ 19,376      $ 11,141
 Ratio of net investment income (loss) to average
  net assets ....................................       3.54 %     (  1.31)%     (  0.58)%



                                                                   WRL GE
                                                           U.S. EQUITY SUBACCOUNT
                                                  -----------------------------------------
                                                                DECEMBER 31,
                                                  -----------------------------------------
                                                       1999           1998        1997(1)
                                                  -------------- ------------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ......    $  15.18      $  12.53      $  10.00
 Income from operations:
  Net investment income (loss) ..................        1.21          0.62          0.95
  Net realized and unrealized gain (loss) on
   investment ...................................        1.33          2.03          1.58
                                                     --------      --------      --------
   Net income (loss) from operations ............        2.54          2.65          2.53
                                                     --------      --------      --------
Accumulation unit value, end of year ............    $  17.72      $  15.18      $  12.53
                                                     ========      ========      ========
Total return ....................................       16.76 %       21.16 %       25.26 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......    $ 120,166     $ 73,456      $ 26,822
 Ratio of net investment income (loss) to average
  net assets ....................................        7.40 %        4.55 %        7.99 %




                                                                                    WRL J.P. MORGAN
                                                       WRL THIRD AVENUE       REAL ESTATE SECURITIES
                                                       VALUE SUBACCOUNT             SUBACCOUNT
                                                  -------------------------- -------------------------
                                                         DECEMBER 31,              DECEMBER 31,
                                                  -------------------------- -------------------------
                                                       1999        1998(1)         1999        1998(1)
                                                  ------------- ------------   ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ......   $   9.19      $  10.00       $  8.43      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.14       (  0.09)         0.08       (  0.08)
  Net realized and unrealized gain (loss) on
   investment ...................................       1.15       (  0.72)       ( 0.51)      (  1.49)
                                                    --------      --------       -------      --------
   Net income (loss) from operations ............       1.29       (  0.81)       ( 0.43)      (  1.57)
                                                    --------      --------       -------      --------
Accumulation unit value, end of year ............   $  10.48      $   9.19       $  8.00      $   8.43
                                                    ========      ========       =======      ========
Total return ....................................      14.11 %     (  8.13)%      ( 5.11)%     ( 15.73)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $ 10,148      $  9,419       $ 1,626      $  1,324
 Ratio of net investment income (loss) to average
  net assets ....................................       1.54 %     (  1.03)%        1.01 %     (  1.41)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                               WRL                    WRL
                                                          GOLDMAN SACHS          GOLDMAN SACHS
                                                        GROWTH SUBACCOUNT     SMALL CAP SUBACCOUNT
                                                       -------------------   ---------------------
                                                           DECEMBER 31,           DECEMBER 31,
                                                       -------------------   ---------------------
                                                             1999(1)                1999(1)
                                                       -------------------   ---------------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........        $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................         (  0.10)                  0.44
  Net realized and unrealized gain (loss) on
   investment ......................................            1.74                   1.19
                                                            --------               --------
   Net income (loss) from operations ...............            1.64                   1.63
                                                            --------               --------
Accumulation unit value, end of year ...............        $  11.64               $  11.63
                                                            ========               ========
Total return .......................................           16.40 %                16.31 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........        $  5,865               $  1,935
 Ratio of net investment income (loss) to average
  net assets .......................................         (  1.40)%                 6.35 %




                                                                  WRL                      WRL
                                                        T. ROWE PRICE DIVIDEND        T. ROWE PRICE
                                                           GROWTH SUBACCOUNT       SMALL CAP SUBACCOUNT
                                                       ------------------------   ---------------------
                                                             DECEMBER 31,              DECEMBER 31,
                                                       ------------------------   ---------------------
                                                                1999(1)                  1999(1)
                                                       ------------------------   ---------------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........           $  10.00                 $  10.00
 Income from operations:
  Net investment income (loss) .....................            (  0.09)                    0.36
  Net realized and unrealized gain (loss) on
   investment ......................................            (  0.74)                    3.36
                                                               --------                 --------
   Net income (loss) from operations ...............            (  0.83)                    3.72
                                                               --------                 --------
Accumulation unit value, end of year ...............           $   9.17                 $  13.72
                                                               ========                 ========
Total return .......................................            (  8.27)%                  37.19 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........           $  6,346                 $  4,930
 Ratio of net investment income (loss) to average
  net assets .......................................            (  1.40)%                   4.79 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                              WRL                     WRL                    WRL
                                                        SALOMON ALL CAP     PILGRIM BAXTER MID CAP     DREYFUS MID CAP
                                                           SUBACCOUNT          GROWTH SUBACCOUNT         SUBACCOUNT
                                                       -----------------   ------------------------   ----------------
                                                          DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                       -----------------   ------------------------   ----------------
                                                            1999(1)                 1999(1)                1999(1)
                                                       -----------------   ------------------------   ----------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........       $  10.00                $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.40                 (  0.02)               (  0.09)
  Net realized and unrealized gain (loss) on
   investment ......................................           1.05                    7.65                   0.71
                                                           --------                --------               --------
   Net income (loss) from operations ...............           1.45                    7.63                   0.62
                                                           --------                --------               --------
Accumulation unit value, end of year ...............       $  11.45                $  17.63               $  10.62
                                                           ========                ========               ========
Total return .......................................          14.49 %                 76.33 %                 6.20 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $  4,867                $ 25,604               $  2,227
 Ratio of net investment income (loss) to average
  net assets .......................................           5.63 %               (  0.26)%              (  1.40)%




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                             WRL              WRL              WRL             WRL
                                                         J.P. MORGAN         AEGON            JANUS           JANUS
                                                        MONEY MARKET         BOND            GROWTH           GLOBAL
                                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       --------------   --------------   --------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       --------------   --------------   --------------   -------------
                                                           1999(1)          1999(1)          1999(1)         1999(1)
                                                       --------------   --------------   --------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00         $  10.00         $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.05             0.56             1.59            0.64
  Net realized and unrealized gain (loss) on
   investment ......................................          0.00          (  0.58)         (  0.72)           0.75
                                                          --------         --------         --------        --------
   Net income (loss) from operations ...............          0.05          (  0.02)            0.87            1.39
                                                          --------         --------         --------        --------
Accumulation unit value, end of year ...............      $  10.05         $   9.98         $  10.87        $  11.39
                                                          ========         ========         ========        ========
Total return .......................................          0.46 %        (  0.21)%           8.70 %         13.87 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     25         $     25         $     27        $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          5.28 %          64.13 %         173.48 %         70.01 %




                                                             WRL
                                                            LKCM               WRL                  WRL                WRL
                                                          STRATEGIC            VKAM                ALGER              AEGON
                                                        TOTAL RETURN     EMERGING GROWTH     AGGRESSIVE GROWTH       BALANCED
                                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                       --------------   -----------------   -------------------   -------------
                                                        DECEMBER 31,       DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                                                       --------------   -----------------   -------------------   -------------
                                                           1999(1)           1999(1)              1999(1)            1999(1)
                                                       --------------   -----------------   -------------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00             $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.55              1.56                 1.01               0.15
  Net realized and unrealized gain (loss) on
   investment ......................................       (  0.23)             0.55                 0.69            (  0.15)
                                                          --------          --------             --------           --------
   Net income (loss) from operations ...............          0.32              2.11                 1.70               0.00
                                                          --------          --------             --------           --------
Accumulation unit value, end of year ...............      $  10.32          $  12.11             $  11.70           $  10.00
                                                          ========          ========             ========           ========
Total return .......................................          3.16 %           21.08 %              17.05 %             0.01 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30             $     29           $     25
 Ratio of net investment income (loss) to average
  net assets .......................................         61.80 %          163.83 %             106.09 %            16.83 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                              WRL                WRL              WRL             WRL
                                                           FEDERATED         DEAN ASSET        C.A.S.E.           NWQ
                                                        GROWTH & INCOME      ALLOCATION         GROWTH        VALUE EQUITY
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       -----------------   --------------   --------------   -------------
                                                          DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       -----------------   --------------   --------------   -------------
                                                            1999(1)            1999(1)          1999(1)         1999(1)
                                                       -----------------   --------------   --------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........       $  10.00           $  10.00         $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.47               0.28             0.54            0.20
  Net realized and unrealized gain (loss) on
   investment ......................................        (  0.40)           (  0.37)         (  0.49)           0.22
                                                           --------           --------         --------        --------
   Net income (loss) from operations ...............           0.07            (  0.09)            0.05            0.42
                                                           --------           --------         --------        --------
Accumulation unit value, end of year ...............       $  10.07           $   9.91         $  10.05        $  10.42
                                                           ========           ========         ========        ========
Total return .......................................           0.74 %          (  0.93)%           0.53 %          4.21 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $     25           $     25         $     25        $     26
 Ratio of net investment income (loss) to average
  net assets .......................................          54.01 %            32.57 %          61.53 %         22.95 %




                                                                WRL
                                                       GE/SCOTTISH EQUITABLE
                                                        INTERNATIONAL EQUITY
                                                             SUBACCOUNT
                                                      -----------------------
                                                            DECEMBER 31,
                                                      -----------------------
                                                              1999(1)
                                                      -----------------------
CLASS C UNITS:
Accumulation unit value, beginning of year ..........        $   10.00
 Income from operations:
  Net investment income (loss) ......................             0.53
  Net realized and unrealized gain (loss) on
   investment .......................................             0.59
                                                             ---------
   Net income (loss) from operations ................             1.12
                                                             ---------
Accumulation unit value, end of year ................        $   11.12
                                                             =========
Total return ........................................            11.24 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........        $      28
 Ratio of net investment income (loss) to average
  net assets ........................................            57.96 %



                                                            WRL            WRL                WRL
                                                            GE        THIRD AVENUE        J.P. MORGAN
                                                        U.S. EQUITY       VALUE      REAL ESTATE SECURITIES
                                                        SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                                      -------------- -------------- -----------------------
                                                       DECEMBER 31,   DECEMBER 31,        DECEMBER 31,
                                                      -------------- -------------- -----------------------
                                                          1999(1)        1999(1)            1999(1)
                                                      -------------- -------------- -----------------------
CLASS C UNITS:
Accumulation unit value, beginning of year ..........   $   10.00      $   10.00           $   10.00
 Income from operations:
  Net investment income (loss) ......................        0.62           0.11                0.00
  Net realized and unrealized gain (loss) on
   investment .......................................     (  0.20)          0.55                0.40
                                                        ---------      ---------           ---------
   Net income (loss) from operations ................        0.42           0.66                0.40
                                                        ---------      ---------           ---------
Accumulation unit value, end of year ................   $   10.42      $   10.66           $   10.40
                                                        =========      =========           =========
Total return ........................................        4.24 %         6.60 %              3.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $      26      $      27           $      26
 Ratio of net investment income (loss) to average
  net assets ........................................       69.78 %        12.46 %              0.00 %




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED




                                                             WRL               WRL                WRL                WRL
                                                        GOLDMAN SACHS     GOLDMAN SACHS      T. ROWE PRICE      T. ROWE PRICE
                                                            GROWTH          SMALL CAP       DIVIDEND GROWTH       SMALL CAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       ---------------   ---------------   -----------------   --------------
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                       ---------------   ---------------   -----------------   --------------
                                                           1999(1)           1999(1)            1999(1)            1999(1)
                                                       ---------------   ---------------   -----------------   --------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00           $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.00              0.49               0.00               0.35
  Net realized and unrealized gain (loss) on
   investment ......................................          0.73              0.40            (  0.13)              1.05
                                                          --------          --------           --------           --------
   Net income (loss) from operations ...............          0.73              0.89            (  0.13)              1.40
                                                          --------          --------           --------           --------
Accumulation unit value, end of year ...............      $  10.73          $  10.89           $   9.87           $  11.40
                                                          ========          ========           ========           ========
Total return .......................................          7.31 %            8.91 %          (  1.28)%            13.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     27          $     27           $     25           $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          0.00 %           54.08 %             0.00 %            38.09 %




                                                             WRL               WRL              WRL
                                                           SALOMON       PILGRIM BAXTER       DREYFUS
                                                           ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                       --------------   ----------------   -------------
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                       --------------   ----------------   -------------
                                                           1999(1)           1999(1)          1999(1)
                                                       --------------   ----------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00         $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.34              0.03             0.00
  Net realized and unrealized gain (loss) on
   investment ......................................          0.12              2.06             0.51
                                                          --------          --------         --------
   Net income (loss) from operations ...............          0.46              2.09             0.51
                                                          --------          --------         --------
Accumulation unit value, end of year ...............      $  10.46          $  12.09         $  10.51
                                                          ========          ========         ========
Total return .......................................          4.59 %           20.92 %           5.10 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30         $     26
 Ratio of net investment income (loss) to average
  net assets .......................................         38.27 %            3.47 %           0.00 %




See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                             WRL              WRL              WRL             WRL
                                                         J.P. MORGAN         AEGON            JANUS           JANUS
                                                        MONEY MARKET         BOND            GROWTH           GLOBAL
                                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       --------------   --------------   --------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       --------------   --------------   --------------   -------------
                                                           1999(1)          1999(1)          1999(1)         1999(1)
                                                       --------------   --------------   --------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00         $  10.00         $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.05             0.56             1.59            0.64
  Net realized and unrealized gain (loss) on
   investment ......................................          0.00          (  0.58)         (  0.72)           0.75
                                                          --------         --------         --------        --------
   Net income (loss) from operations ...............          0.05          (  0.02)            0.87            1.39
                                                          --------         --------         --------        --------
Accumulation unit value, end of year ...............      $  10.05         $   9.98         $  10.87        $  11.39
                                                          ========         ========         ========        ========
Total return .......................................          0.46 %        (  0.21)%           8.70 %         13.87 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     25         $     25         $     27        $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          5.28 %          64.13 %         173.48 %         70.01 %




                                                             WRL
                                                            LKCM               WRL                  WRL                WRL
                                                          STRATEGIC            VKAM                ALGER              AEGON
                                                        TOTAL RETURN     EMERGING GROWTH     AGGRESSIVE GROWTH       BALANCED
                                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                       --------------   -----------------   -------------------   -------------
                                                        DECEMBER 31,       DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                                                       --------------   -----------------   -------------------   -------------
                                                           1999(1)           1999(1)              1999(1)            1999(1)
                                                       --------------   -----------------   -------------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00             $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.55              1.56                 1.01               0.15
  Net realized and unrealized gain (loss) on
   investment ......................................       (  0.23)             0.55                 0.69            (  0.15)
                                                          --------          --------             --------           --------
   Net income (loss) from operations ...............          0.32              2.11                 1.70               0.00
                                                          --------          --------             --------           --------
Accumulation unit value, end of year ...............      $  10.32          $  12.11             $  11.70           $  10.00
                                                          ========          ========             ========           ========
Total return .......................................          3.16 %           21.08 %              17.05 %             0.01 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30             $     29           $     25
 Ratio of net investment income (loss) to average
  net assets .......................................         61.80 %          163.83 %             106.09 %            16.83 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                              WRL                  WRL                WRL             WRL
                                                           FEDERATED              DEAN             C.A.S.E.           NWQ
                                                        GROWTH & INCOME     ASSET ALLOCATION        GROWTH        VALUE EQUITY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                       -----------------   ------------------   --------------   -------------
                                                          DECEMBER 31,        DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                       -----------------   ------------------   --------------   -------------
                                                            1999(1)              1999(1)            1999(1)         1999(1)
                                                       -----------------   ------------------   --------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........       $  10.00             $  10.00           $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.47                 0.28               0.54            0.20
  Net realized and unrealized gain (loss) on
   investment ......................................        (  0.40)             (  0.37)           (  0.49)           0.22
                                                           --------             --------           --------        --------
   Net income (loss) from operations ...............           0.07              (  0.09)              0.05            0.42
                                                           --------             --------           --------        --------
Accumulation unit value, end of year ...............       $  10.07             $   9.91           $  10.05        $  10.42
                                                           ========             ========           ========        ========
Total return .......................................           0.74 %            (  0.93)%             0.53 %          4.21 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $     25             $     25           $     25        $     26
 Ratio of net investment income (loss) to average
  net assets .......................................          54.01 %              32.57 %            61.53 %         22.95 %




                                                                WRL
                                                       GE/SCOTTISH EQUITABLE
                                                        INTERNATIONAL EQUITY
                                                             SUBACCOUNT
                                                      -----------------------
                                                            DECEMBER 31,
                                                      -----------------------
                                                              1999(1)
                                                      -----------------------
CLASS D UNITS:
Accumulation unit value, beginning of year ..........        $   10.00
 Income from operations:
  Net investment income (loss) ......................             0.53
  Net realized and unrealized gain (loss) on
   investment .......................................             0.59
                                                             ---------
   Net income (loss) from operations ................             1.12
                                                             ---------
Accumulation unit value, end of year ................        $   11.12
                                                             =========
Total return ........................................            11.24 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........        $      28
 Ratio of net investment income (loss) to average
  net assets ........................................            57.96 %



                                                            WRL            WRL                WRL
                                                            GE        THIRD AVENUE        J.P. MORGAN
                                                        U.S. EQUITY       VALUE      REAL ESTATE SECURITIES
                                                        SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                                      -------------- -------------- -----------------------
                                                       DECEMBER 31,   DECEMBER 31,        DECEMBER 31,
                                                      -------------- -------------- -----------------------
                                                          1999(1)        1999(1)            1999(1)
                                                      -------------- -------------- -----------------------
CLASS D UNITS:
Accumulation unit value, beginning of year ..........   $   10.00      $   10.00           $   10.00
 Income from operations:
  Net investment income (loss) ......................        0.62           0.11                0.00
  Net realized and unrealized gain (loss) on
   investment .......................................     (  0.20)          0.55                0.40
                                                        ---------      ---------           ---------
   Net income (loss) from operations ................        0.42           0.66                0.40
                                                        ---------      ---------           ---------
Accumulation unit value, end of year ................   $   10.42      $   10.66           $   10.40
                                                        =========      =========           =========
Total return ........................................        4.24 %         6.60 %              3.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $      26      $      27           $      26
 Ratio of net investment income (loss) to average
  net assets ........................................       69.78 %        12.46 %              0.00 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED





                                                             WRL               WRL                WRL                WRL
                                                        GOLDMAN SACHS     GOLDMAN SACHS      T. ROWE PRICE      T. ROWE PRICE
                                                            GROWTH          SMALL CAP       DIVIDEND GROWTH       SMALL CAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       ---------------   ---------------   -----------------   --------------
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                       ---------------   ---------------   -----------------   --------------
                                                           1999(1)           1999(1)            1999(1)            1999(1)
                                                       ---------------   ---------------   -----------------   --------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00           $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.00              0.49               0.00               0.35
  Net realized and unrealized gain (loss) on
   investment ......................................          0.73              0.40            (  0.13)              1.05
                                                          --------          --------           --------           --------
   Net income (loss) from operations ...............          0.73              0.89            (  0.13)              1.40
                                                          --------          --------           --------           --------
Accumulation unit value, end of year ...............      $  10.73          $  10.89           $   9.87           $  11.40
                                                          ========          ========           ========           ========
Total return .......................................          7.31 %            8.91 %          (  1.28)%            13.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     27          $     27           $     25           $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          0.00 %           54.08 %             0.00 %            38.09 %




                                                             WRL               WRL              WRL
                                                           SALOMON       PILGRIM BAXTER       DREYFUS
                                                           ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                       --------------   ----------------   -------------
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                       --------------   ----------------   -------------
                                                           1999(1)           1999(1)          1999(1)
                                                       --------------   ----------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00         $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.34              0.03             0.00
  Net realized and unrealized gain (loss) on
   investment ......................................          0.12              2.06             0.51
                                                          --------          --------         --------
   Net income (loss) from operations ...............          0.46              2.09             0.51
                                                          --------          --------         --------
Accumulation unit value, end of year ...............      $  10.46          $  12.09         $  10.51
                                                          ========          ========         ========
Total return .......................................          4.59 %           20.92 %           5.10 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30         $     26
 Ratio of net investment income (loss) to average
  net assets .......................................         38.27 %            3.47 %           0.00 %






See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 1999

NOTE 1 -- ORGANIZATION AND SUMMARY OF
               SIGNIFICANT ACCOUNTING POLICIES


The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types:
Class A:   WRL Freedom Variable Annuity
  WRL Freedom Attainer
Class B:   WRL Freedom Bellwether
  WRL Freedom Conqueror
  WRL Freedom Creator
  WRL Freedom Premier
Class C:   WRL Freedom Premier
  WRL Freedom Access
Class D:   WRL Freedom Access


Each contract type contains twenty-three investment options referred to as subaccounts. Each subaccount invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

Effective May 1, 1999 the names on the following subaccounts were changed:



SUBACCOUNT                                FORMERLY
--------------------------   ----------------------------------
WRL J.P. Morgan Money        Money Market Subaccount
  Market
WRL AEGON Bond               Bond Subaccount
WRL Janus Growth             Growth Subaccount
WRL Janus Global             Global Subaccount
WRL LKCM Strategic           Strategic Total Return Subaccount
  Total Return
WRL VKAM Emerging            Emerging Growth Subaccount
  Growth
WRL Alger Aggressive         Aggressive Growth Subaccount
  Growth
WRL AEGON Balanced           Balanced Subaccount
WRL Federated Growth &       Growth & Income Subaccount
  Income
WRL Dean Asset               Tactical Asset Allocation
  Allocation                 Subaccount
WRL C.A.S.E. Growth          C.A.S.E. Growth Subaccount
WRL NWQ Value Equity         Value Equity Subaccount
WRL GE/Scottish              International Equity Subaccount
  Equitable International
  Equity
WRL GE U.S. Equity           U.S. Equity Subaccount
WRL Third Avenue Value       Third Avenue Value Subaccount
WRL J.P. Morgan Real         Real Estate Securities Subaccount
  Estate Securities

On January 20, 1999, the Annuity Account received approval from the Securities and Exchange Commission pursuant to an exemptive order (Rel. No. IC - 23657) for the substitution of securities issued by WRL Series Fund, Inc., and held by the Annuity Account to support individual flexible premium

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 1 -- (CONTINUED)
deferred variable annuity contracts, investments were transferred from the Global Sector Subaccount to the WRL Janus Global Subaccount.


The Financial Statements reflect a full twelve month period for each year reported on, except as follows: CLASS A AND CLASS B




SUBACCOUNT                                  INCEPTION DATE
----------------------------------------   ---------------
WRL Dean Asset Allocation                      01/03/1995
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE/Scottish Equitable International
  Equity                                       01/02/1997
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       05/03/1999
WRL T. Rowe Price Dividend Growth              05/03/1999
WRL T. Rowe Price Small Cap                    05/03/1999
WRL Salomon All Cap                            05/03/1999
WRL Pilgrim Baxter Mid Cap Growth              05/03/1999
WRL Dreyfus Mid Cap                            05/03/1999

On May 3, 1999, the inception date of the following subaccounts, WRL made initial contributions totaling $ 3,500,000 to the Annuity Account. The respective amounts of the contributions and units received are as follows:


CLASS A AND CLASS B


SUBACCOUNT                             CONTRIBUTION      UNITS
-----------------------------------   --------------   ---------
WRL Goldman Sachs Growth              $ 250,000        25,000
WRL Goldman Sachs Small Cap             250,000        25,000
WRL T. Rowe Price Dividend Growth       250,000        25,000
WRL T. Rowe Price Small Cap             250,000        25,000
WRL Salomon All Cap                     250,000        25,000
WRL Pilgrim Baxter Mid Cap Growth       250,000        25,000
WRL Dreyfus Mid Cap                     250,000        25,000

On November 30, 1999, the inception date of Class C and Class D subaccounts, WRL made initial contributions of $ 25,000 for 2,500 units for each subaccount totaling $ 1,150,000 to the Annuity Account.

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Fund's shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Fund. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.


B. FEDERAL INCOME TAXES

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.


A. CONTRACT CHARGES

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered. On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 2 -- (CONTINUED)
B. SUBACCOUNT CHARGES

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A   1.25%
Class B   1.40%
Class C   1.65%
Class D   1.80%


NOTE 3 -- DIVIDEND DISTRIBUTIONS


Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit price or equity values within the Annuity Account.


NOTE 4 --SECURITIES TRANSACTIONS


Securities transactions for the year ended December 31, 1999, are as follows (in thousands):


                                      PURCHASES       PROCEEDS
                                         OF          FROM SALES
SUBACCOUNT                           SECURITIES     OF SECURITIES
---------------------------------   ------------   --------------
WRL J.P. Morgan Money Market        $ 864,574      $ 640,263
WRL AEGON Bond                         41,367         48,922
WRL Janus Growth                      777,038        252,442
WRL Janus Global                      290,487        178,616
WRL LKCM Strategic Total Return        83,858         73,967
WRL VKAM Emerging Growth              426,493        193,184
WRL Alger Aggressive Growth           228,337         83,885
WRL AEGON Balanced                     22,833         13,544
WRL Federated Growth & Income          16,326         21,412
WRL Dean Asset Allocation              19,892         91,702
WRL C.A.S.E. Growth                    51,139         47,220
WRL NWQ Value Equity                   49,991         75,921
WRL GE/Scottish Equitable
   International Equity               195,762        200,996
WRL GE U.S. Equity                     93,027         46,602
WRL Third Avenue Value                  6,186          7,602
WRL J.P. Morgan Real Estate
   Securities                           5,862          5,414
WRL Goldman Sachs Growth                7,723          1,532
WRL Goldman Sachs Small Cap             6,670          4,609
WRL T. Rowe Price Dividend
   Growth                              10,188          1,614
WRL T. Rowe Price Small Cap            15,157          8,292
WRL Salomon All Cap                    11,652          5,845
WRL Pilgrim Baxter Mid Cap
   Growth                              29,715          8,086
WRL Dreyfus Mid Cap                     3,974          1,091

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout the year. Total return is not annualized for periods less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods less than one year.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- EQUITY TRANSACTIONS
       (All amounts in thousands)

                                                                                      WRL
                                                                                  J.P. MORGAN
                                                                                 MONEY MARKET
                                                                                  SUBACCOUNT
                                                                         -----------------------------
                                                                                 DECEMBER 31,
                                                                         -----------------------------
                                                                             1999(1)          1998
                                                                         --------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................         3,396         2,861
  Units issued .........................................................        15,925        12,716
  Units redeemed .......................................................       (12,803)      (12,181)
                                                                               -------       -------
  Units outstanding - end of year ......................................         6,518         3,396
                                                                               =======       =======
 Class B:
  Units outstanding - beginning of year ................................         7,839         5,383
  Units issued .........................................................       109,714        42,233
  Units redeemed .......................................................       (95,829)      (39,777)
                                                                               -------       -------
  Units outstanding - end of year ......................................        21,724         7,839
                                                                               =======       =======
 Class C:
  Units outstanding - beginning of year ................................             0
  Units issued .........................................................             3
  Units redeemed .......................................................             0
                                                                               -------
  Units outstanding - end of year ......................................             3
                                                                               =======
 Class D:
  Units outstanding - beginning of year ................................             0
  Units issued .........................................................             3
  Units redeemed .......................................................             0
                                                                               -------
  Units oustanding - end of year .......................................             3
                                                                               =======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................  $    232,910    $  179,547
  Cost of units redeemed ...............................................      (187,224)     (172,316)
                                                                          ------------    ----------
  Increase (decrease) in net assets from capital unit transactions .....  $     45,686    $    7,231
                                                                          ============    ==========
 Class B:
  Proceeds from units issued ...........................................  $  1,338,148    $  498,610
  Cost of units redeemed ...............................................    (1,168,282)     (469,987)
                                                                          ------------    ----------
  Increase (decrease) in net assets from capital unit transactions .....  $    169,866    $   28,623
                                                                          ============    ==========
 Class C:
  Proceeds from units issued ...........................................  $         25
  Cost of units redeemed ...............................................             0
                                                                          ------------
  Increase (decrease) in net assets from capital unit transactions .....  $         25
                                                                          ============
 Class D:
  Proceeds from units issued ...........................................  $         25
  Cost of units redeemed ...............................................             0
                                                                          ------------
  Increase (decrease) in net assets from capital unit transactions .....  $         25
                                                                          ============



                                                                                     WRL                         WRL
                                                                                    AEGON                       JANUS
                                                                                    BOND                       GROWTH
                                                                                 SUBACCOUNT                  SUBACCOUNT
                                                                         --------------------------- ---------------------------
                                                                                DECEMBER 31,                DECEMBER 31,
                                                                         --------------------------- ---------------------------
                                                                             1999(1)        1998        1999(1)         1998
                                                                         -------------- ------------ ------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        2,415        2,360        13,063        14,842
  Units issued .........................................................          739        1,411         2,081         2,325
  Units redeemed .......................................................       (1,311)      (1,356)       (3,313)       (4,104)
                                                                               ------       ------        ------        ------
  Units outstanding - end of year ......................................        1,843        2,415        11,831        13,063
                                                                               ======       ======        ======        ======
 Class B:
  Units outstanding - beginning of year ................................        6,351        4,801        27,435        23,273
  Units issued .........................................................        4,449        5,846        18,424        14,632
  Units redeemed .......................................................       (4,519)      (4,296)      (13,584)      (10,470)
                                                                               ------       ------       -------       -------
  Units outstanding - end of year ......................................        6,281        6,351        32,275        27,435
                                                                               ======       ======       =======       =======
 Class C:
  Units outstanding - beginning of year ................................            0                          0
  Units issued .........................................................            3                          3
  Units redeemed .......................................................            0                          0
                                                                               ------                    -------
  Units outstanding - end of year ......................................            3                          3
                                                                               ======                    =======
 Class D:
  Units outstanding - beginning of year ................................            0                          0
  Units issued .........................................................            3                          3
  Units redeemed .......................................................            0                          0
                                                                               ------                    -------
  Units oustanding - end of year .......................................            3                          3
                                                                               ======                    =======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   15,202    $  29,044    $  152,871    $  115,049
  Cost of units redeemed ...............................................      (26,921)     (27,598)     (244,654)     (196,117)
                                                                           ----------    ---------    ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (11,719)   $   1,446    $  (91,783)   $  (81,068)
                                                                           ==========    =========    ==========    ==========
 Class B:
  Proceeds from units issued ...........................................   $   62,733    $  82,089    $  658,516    $  349,932
  Cost of units redeemed ...............................................      (63,678)     (60,281)     (486,621)     (245,125)
                                                                           ----------    ---------    ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $     (945)   $  21,808    $  171,895    $  104,807
                                                                           ==========    =========    ==========    ==========
 Class C:
  Proceeds from units issued ...........................................   $       25                 $       25
  Cost of units redeemed ...............................................            0                          0
                                                                           ----------                 ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                 $       25
                                                                           ==========                 ==========
 Class D:
  Proceeds from units issued ...........................................   $       25                 $       25
  Cost of units redeemed ...............................................            0                          0
                                                                           ----------                 ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                 $       25
                                                                           ==========                 ==========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)


                                                      (All amounts in thousands)

                                                                                      WRL
                                                                                     JANUS
                                                                                    GLOBAL
                                                                                  SUBACCOUNT
                                                                         -----------------------------
                                                                                 DECEMBER 31,
                                                                         -----------------------------
                                                                             1999(1)         1998
                                                                         -------------- --------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        9,640         10,843
  Units issued .........................................................        1,729          2,177
  Units redeemed .......................................................       (2,602)        (3,380)
                                                                               ------         ------
  Units outstanding - end of year ......................................        8,767          9,640
                                                                               ======         ======
 Class B:
  Units outstanding - beginning of year ................................       17,105         15,530
  Units issued .........................................................       11,751          8,478
  Units redeemed .......................................................       (9,981)        (6,903)
                                                                               ------         ------
  Units outstanding - end of year ......................................       18,875         17,105
                                                                               ======         ======
 Class C:
  Units outstanding - beginning of year ................................            0
  Units issued .........................................................            3
  Units redeemed .......................................................            0
                                                                               ------
  Units outstanding - end of year ......................................            3
                                                                               ======
 Class D:
  Units outstanding - beginning of year ................................            0
  Units issued .........................................................            3
  Units redeemed .......................................................            0
                                                                               ------
  Units oustanding - end of year .......................................            3
                                                                               ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   61,533     $   60,997
  Cost of units redeemed ...............................................      (92,690)       (93,858)
                                                                           ----------     ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (31,157)    $  (32,861)
                                                                           ==========     ==========
 Class B:
  Proceeds from units issued ...........................................   $  418,291     $  236,884
  Cost of units redeemed ...............................................     (356,658)      (190,550)
                                                                           ----------     ----------
  Increase (decrease) in net assets from capital unit transactions .....   $   61,633     $   46,334
                                                                           ==========     ==========
 Class C:
  Proceeds from units issued ...........................................   $       25
  Cost of units redeemed ...............................................            0
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25
                                                                           ==========
 Class D:
  Proceeds from units issued ...........................................   $       25
  Cost of units redeemed ...............................................            0
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25
                                                                           ==========



                           (All amounts in thousands)
                                                                                      WRL                   WRL
                                                                                     LKCM                  VKAM
                                                                                   STRATEGIC             EMERGING
                                                                                 TOTAL RETURN             GROWTH
                                                                                  SUBACCOUNT            SUBACCOUNT
                                                                         ----------------------------- -------------
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                         ----------------------------- -------------
                                                                             1999(1)         1998         1999(1)
                                                                         -------------- -------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        7,983          8,831         6,443
  Units issued .........................................................        1,196          1,416         2,008
  Units redeemed .......................................................       (2,139)        (2,264)       (2,297)
                                                                               ------         ------        ------
  Units outstanding - end of year ......................................        7,040          7,983         6,154
                                                                               ======         ======        ======
 Class B:
  Units outstanding - beginning of year ................................       16,462         15,125        12,279
  Units issued .........................................................        6,053          5,389        10,810
  Units redeemed .......................................................       (6,378)        (4,052)       (8,910)
                                                                               ------         ------        ------
  Units outstanding - end of year ......................................       16,137         16,462        14,179
                                                                               ======         ======        ======
 Class C:
  Units outstanding - beginning of year ................................            0                            0
  Units issued .........................................................            3                            3
  Units redeemed .......................................................            0                            0
                                                                               ------                       ------
  Units outstanding - end of year ......................................            3                            3
                                                                               ======                       ======
 Class D:
  Units outstanding - beginning of year ................................            0                            0
  Units issued .........................................................            3                            3
  Units redeemed .......................................................            0                            0
                                                                               ------                       ------
  Units oustanding - end of year .......................................            3                            3
                                                                               ======                       ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   24,844     $   27,037    $   79,034
  Cost of units redeemed ...............................................      (44,414)       (43,014)      (88,629)
                                                                           ----------     ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (19,570)    $  (15,977)   $   (9,595)
                                                                           ==========     ==========    ==========
 Class B:
  Proceeds from units issued ...........................................   $  124,950     $  101,973    $  422,476
  Cost of units redeemed ...............................................     (131,518)       (76,391)     (349,138)
                                                                           ----------     ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $   (6,568)    $   25,582    $   73,338
                                                                           ==========     ==========    ==========
 Class C:
  Proceeds from units issued ...........................................   $       25                   $       25
  Cost of units redeemed ...............................................            0                            0
                                                                           ----------                   ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                   $       25
                                                                           ==========                   ==========
 Class D:
  Proceeds from units issued ...........................................   $       25                   $       25
  Cost of units redeemed ...............................................            0                            0
                                                                           ----------                   ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                   $       25
                                                                           ==========                   ==========



                           (All amounts in thousands)
                                                                              WRL
                                                                              VKAM
                                                                         EMERGING GROWTH
                                                                           SUBACCOUNT
                                                                         --------------
                                                                          DECEMBER 31,
                                                                         --------------
                                                                              1998
                                                                         --------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        7,180
  Units issued .........................................................        1,612
  Units redeemed .......................................................       (2,349)
                                                                               ------
  Units outstanding - end of year ......................................        6,443
                                                                               ======
 Class B:
  Units outstanding - beginning of year ................................       11,279
  Units issued .........................................................        6,337
  Units redeemed .......................................................       (5,337)
                                                                               ------
  Units outstanding - end of year ......................................       12,279
                                                                               ======
 Class C:
  Units outstanding - beginning of year ................................
  Units issued .........................................................
  Units redeemed .......................................................
  Units outstanding - end of year ......................................
 Class D:
  Units outstanding - beginning of year ................................
  Units issued .........................................................
  Units redeemed .......................................................
  Units oustanding - end of year .......................................
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   41,762
  Cost of units redeemed ...............................................      (59,102)
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (17,340)
                                                                           ==========
 Class B:
  Proceeds from units issued ...........................................   $  162,954
  Cost of units redeemed ...............................................     (135,066)
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $   27,888
                                                                           ==========
 Class C:
  Proceeds from units issued ...........................................
  Cost of units redeemed ...............................................
  Increase (decrease) in net assets from capital unit transactions .....
 Class D:
  Proceeds from units issued ...........................................
  Cost of units redeemed ...............................................
  Increase (decrease) in net assets from capital unit transactions .....

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999


NOTE 6 -- (continued)
       (All amounts in thousands)


                                                                                WRL
                                                                               ALGER
                                                                         AGGRESSIVE GROWTH
                                                                            SUBACCOUNT
                                                                    ---------------------------
                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1999(1)         1998
                                                                    ------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................       4,069         4,173
  Units issued ....................................................       1,440         1,588
  Units redeemed ..................................................      (1,611)       (1,692)
                                                                         ------        ------
  Units outstanding - end of year .................................       3,898         4,069
                                                                         ======        ======
 Class B:
  Units outstanding - beginning of year ...........................      10,807         9,141
  Units issued ....................................................       8,405         6,364
  Units redeemed ..................................................      (5,960)       (4,698)
                                                                         ------        ------
  Units outstanding - end of year .................................      13,252        10,807
                                                                         ======        ======
 Class C:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                         ------
  Units outstanding - end of year .................................           3
                                                                         ======
 Class D:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                         ------
  Units oustanding - end of year ..................................           3
                                                                         ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................  $   44,279     $  33,380
  Cost of units redeemed ..........................................     (48,859)      (34,274)
                                                                     ----------     ---------
  Increase (decrease) in net assets from capital unit transactions   $   (4,580)    $    (894)
                                                                     ==========     =========
 Class B:
  Proceeds from units issued ......................................  $  257,678     $ 134,461
  Cost of units redeemed ..........................................    (182,530)      (97,234)
                                                                     ----------     ---------
  Increase (decrease) in net assets from capital unit transactions   $   75,148     $  37,227
                                                                     ==========     =========
 Class C:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========
 Class D:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========


                                                                               WRL                       WRL
                                                                              AEGON                   FEDERATED
                                                                            BALANCED               GROWTH & INCOME
                                                                           SUBACCOUNT                SUBACCOUNT
                                                                    ------------------------- -------------------------
                                                                          DECEMBER 31,              DECEMBER 31,
                                                                    ------------------------- -------------------------
                                                                       1999(1)       1998        1999(1)        1998
                                                                    ------------ ------------ ------------- -----------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................      1,336        1,239         1,021          885
  Units issued ....................................................        688          652           225          654
  Units redeemed ..................................................       (571)        (555)         (504)        (518)
                                                                         -----        -----         -----         ----
  Units outstanding - end of year .................................      1,453        1,336           742        1,021
                                                                         =====        =====         =====        =====
 Class B:
  Units outstanding - beginning of year ...........................      4,024        3,157         3,248        2,316
  Units issued ....................................................      2,279        2,021         1,704        2,664
  Units redeemed ..................................................     (1,836)      (1,154)       (1,928)      (1,732)
                                                                        ------       ------        ------       ------
  Units outstanding - end of year .................................      4,467        4,024         3,024        3,248
                                                                        ======       ======        ======       ======
 Class C:
  Units outstanding - beginning of year ...........................          0                          0
  Units issued ....................................................          3                          3
  Units redeemed ..................................................          0                          0
                                                                        ------                     ------
  Units outstanding - end of year .................................          3                          3
                                                                        ======                     ======
 Class D:
  Units outstanding - beginning of year ...........................          0                          0
  Units issued ....................................................          3                          3
  Units redeemed ..................................................          0                          0
                                                                        ------                     ------
  Units oustanding - end of year ..................................          3                          3
                                                                        ======                     ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................  $  10,368    $   9,298     $   3,553    $  10,307
  Cost of units redeemed ..........................................     (8,530)      (7,930)       (7,926)      (8,136)
                                                                     ---------    ---------     ---------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   1,838    $   1,368     $  (4,373)   $   2,171
                                                                     =========    =========     =========    =========
 Class B:
  Proceeds from units issued ......................................  $  33,951    $  28,613     $  26,708    $  41,704
  Cost of units redeemed ..........................................    (27,230)     (16,289)      (30,115)     (27,088)
                                                                     ---------    ---------     ---------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   6,721    $  12,324     $  (3,407)   $  14,616
                                                                     =========    =========     =========    =========
 Class C:
  Proceeds from units issued ......................................  $      25                  $      25
  Cost of units redeemed ..........................................          0                          0
                                                                     ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions   $      25                  $      25
                                                                     =========                  =========
 Class D:
  Proceeds from units issued ......................................  $      25                  $      25
  Cost of units redeemed ..........................................          0                          0
                                                                     ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions   $      25                  $      25
                                                                     =========                  =========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999


NOTE 6 -- (continued)
       (All amounts in thousands)

                                                                                WRL                        WRL
                                                                            DEAN ASSET                   C.A.S.E.
                                                                            ALLOCATION                    GROWTH
                                                                            SUBACCOUNT                  SUBACCOUNT
                                                                    --------------------------- --------------------------
                                                                           DECEMBER 31,                DECEMBER 31,
                                                                    --------------------------- --------------------------
                                                                        1999(1)        1998        1999(1)        1998
                                                                    -------------- ------------ ------------ -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................        5,174        5,049          887         1,121
  Units issued ....................................................          850        1,544          789           538
  Units redeemed ..................................................       (2,179)      (1,419)        (992)         (772)
                                                                          ------       ------         ----         -----
  Units outstanding - end of year .................................        3,845        5,174          684           887
                                                                          ======       ======         ====         =====
 Class B:
  Units outstanding - beginning of year ...........................       14,496       12,633        3,043         2,618
  Units issued ....................................................        3,195        5,679        3,570         1,879
  Units redeemed ..................................................       (6,752)      (3,816)      (3,476)       (1,454)
                                                                          ------       ------       ------        ------
  Units outstanding - end of year .................................       10,939       14,496        3,137         3,043
                                                                          ======       ======       ======        ======
 Class C:
  Units outstanding - beginning of year ...........................            0                         0
  Units issued ....................................................            3                         3
  Units redeemed ..................................................            0                         0
                                                                          ------                    ------
  Units outstanding - end of year .................................            3                         3
                                                                          ======                    ======
 Class D:
  Units outstanding - beginning of year ...........................            0                         0
  Units issued ....................................................            3                         3
  Units redeemed ..................................................            0                         0
                                                                          ------                    ------
  Units oustanding - end of year ..................................            3                         3
                                                                          ======                    ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................   $   13,824    $  24,856    $  15,227     $   8,282
  Cost of units redeemed ..........................................      (35,141)     (22,698)     (18,868)      (12,019)
                                                                      ----------    ---------    ---------     ---------
  Increase (decrease) in net assets from capital unit transactions    $  (21,317)   $   2,158    $  (3,641)    $  (3,737)
                                                                      ==========    =========    =========     =========
 Class B:
  Proceeds from units issued ......................................   $   51,728    $  90,625    $  52,397     $  22,803
  Cost of units redeemed ..........................................     (107,838)     (60,672)     (50,557)      (17,320)
                                                                      ----------    ---------    ---------     ---------
  Increase (decrease) in net assets from capital unit transactions    $  (56,110)   $  29,953    $   1,840     $   5,483
                                                                      ==========    =========    =========     =========
 Class C:
  Proceeds from units issued ......................................   $       25                 $      25
  Cost of units redeemed ..........................................            0                         0
                                                                      ----------                 ---------
  Increase (decrease) in net assets from capital unit transactions    $       25                 $      25
                                                                      ==========                 =========
 Class D:
  Proceeds from units issued ......................................   $       25                 $      25
  Cost of units redeemed ..........................................            0                         0
                                                                      ----------                 ---------
  Increase (decrease) in net assets from capital unit transactions    $       25                 $      25
                                                                      ==========                 =========


                                                                                WRL
                                                                                NWQ
                                                                            VALUE EQUITY
                                                                             SUBACCOUNT
                                                                    ----------------------------
                                                                            DECEMBER 31,
                                                                    ----------------------------
                                                                        1999(1)         1998
                                                                    -------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................        2,964         3,562
  Units issued ....................................................        1,392         2,145
  Units redeemed ..................................................       (1,985)       (2,743)
                                                                          ------        ------
  Units outstanding - end of year .................................        2,371         2,964
                                                                          ======        ======
 Class B:
  Units outstanding - beginning of year ...........................        7,103         7,035
  Units issued ....................................................        5,308         5,002
  Units redeemed ..................................................       (6,832)       (4,934)
                                                                          ------        ------
  Units outstanding - end of year .................................        5,579         7,103
                                                                          ======        ======
 Class C:
  Units outstanding - beginning of year ...........................            0
  Units issued ....................................................            3
  Units redeemed ..................................................            0
                                                                          ------
  Units outstanding - end of year .................................            3
                                                                          ======
 Class D:
  Units outstanding - beginning of year ...........................            0
  Units issued ....................................................            3
  Units redeemed ..................................................            0
                                                                          ------
  Units oustanding - end of year ..................................            3
                                                                          ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................   $   19,668     $  29,077
  Cost of units redeemed ..........................................      (27,513)      (36,336)
                                                                      ----------     ---------
  Increase (decrease) in net assets from capital unit transactions    $   (7,845)    $  (7,259)
                                                                      ==========     =========
 Class B:
  Proceeds from units issued ......................................   $   75,522     $  69,109
  Cost of units redeemed ..........................................      (94,761)      (65,328)
                                                                      ----------     ---------
  Increase (decrease) in net assets from capital unit transactions    $  (19,239)    $   3,781
                                                                      ==========     =========
 Class C:
  Proceeds from units issued ......................................   $       25
  Cost of units redeemed ..........................................            0
                                                                      ----------
  Increase (decrease) in net assets from capital unit transactions    $       25
                                                                      ==========
 Class D:
  Proceeds from units issued ......................................   $       25
  Cost of units redeemed ..........................................            0
                                                                      ----------
  Increase (decrease) in net assets from capital unit transactions    $       25
                                                                      ==========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999


NOTE 6 -- (continued)
       (All amounts in thousands)

                                                                               WRL
                                                                      GE/SCOTTISH EQUITABLE
                                                                       INTERNATIONAL EQUITY
                                                                            SUBACCOUNT
                                                                    --------------------------
                                                                           DECEMBER 31,
                                                                    --------------------------
                                                                       1999(1)        1998
                                                                    ------------- ------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................         573          601
  Units issued ....................................................         281          665
  Units redeemed ..................................................        (451)        (693)
                                                                           ----         ----
  Units outstanding - end of year .................................         403          573
                                                                           ====         ====
 Class B:
  Units outstanding - beginning of year ...........................       1,642        1,051
  Units issued ....................................................      17,277        1,776
  Units redeemed ..................................................     (17,511)      (1,185)
                                                                        -------       ------
  Units outstanding - end of year .................................       1,408        1,642
                                                                        =======       ======
 Class C:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                        -------
  Units outstanding - end of year .................................           3
                                                                        =======
 Class D:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                        -------
  Units oustanding - end of year ..................................           3
                                                                        =======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................  $    3,420    $   7,942
  Cost of units redeemed ..........................................      (5,503)      (8,214)
                                                                     ----------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   (2,083)   $    (272)
                                                                     ==========    =========
 Class B:
  Proceeds from units issued ......................................  $  205,933    $  20,738
  Cost of units redeemed ..........................................    (210,008)     (13,578)
                                                                     ----------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   (4,075)   $   7,160
                                                                     ==========    =========
 Class C:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========
 Class D:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========


                                                                               WRL                        WRL
                                                                                GE                   THIRD AVENUE
                                                                           U.S. EQUITY                   VALUE
                                                                            SUBACCOUNT                SUBACCOUNT
                                                                    -------------------------- -------------------------
                                                                           DECEMBER 31,              DECEMBER 31,
                                                                    -------------------------- -------------------------
                                                                       1999(1)        1998        1999(1)      1998(1)
                                                                    ------------- ------------ ------------- -----------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................       1,538          987           644           0
  Units issued ....................................................       1,742        1,779           344         992
  Units redeemed ..................................................      (1,457)      (1,228)         (483)       (348)
                                                                         ------       ------          ----        ----
  Units outstanding - end of year .................................       1,823        1,538           505         644
                                                                         ======       ======          ====        ====
 Class B:
  Units outstanding - beginning of year ...........................       4,840        2,141         1,025           0
  Units issued ....................................................       6,339        5,244           746       1,702
  Units redeemed ..................................................      (4,398)      (2,545)         (803)       (677)
                                                                         ------       ------         -----       -----
  Units outstanding - end of year .................................       6,781        4,840           968       1,025
                                                                         ======       ======         =====       =====
 Class C:
  Units outstanding - beginning of year ...........................           0                          0
  Units issued ....................................................           3                          3
  Units redeemed ..................................................           0                          0
                                                                         ------                      -----
  Units outstanding - end of year .................................           3                          3
                                                                         ======                      =====
 Class D:
  Units outstanding - beginning of year ...........................           0                          0
  Units issued ....................................................           3                          3
  Units redeemed ..................................................           0                          0
                                                                         ------                      -----
  Units oustanding - end of year ..................................           3                          3
                                                                         ======                      =====
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................   $  28,757    $  24,458     $   3,180    $  9,565
  Cost of units redeemed ..........................................     (23,900)     (17,106)       (4,457)     (3,245)
                                                                      ---------    ---------     ---------    --------
  Increase (decrease) in net assets from capital unit transactions    $   4,857    $   7,352     $  (1,277)   $  6,320
                                                                      =========    =========     =========    ========
 Class B:
  Proceeds from units issued ......................................   $ 103,550    $  71,783     $   6,830    $ 16,395
  Cost of units redeemed ..........................................     (71,471)     (34,882)       (7,373)     (6,266)
                                                                      ---------    ---------     ---------    --------
  Increase (decrease) in net assets from capital unit transactions    $  32,079    $  36,901     $    (543)   $ 10,129
                                                                      =========    =========     =========    ========
 Class C:
  Proceeds from units issued ......................................   $      25                  $      25
  Cost of units redeemed ..........................................           0                          0
                                                                      ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions    $      25                  $      25
                                                                      =========                  =========
 Class D:
  Proceeds from units issued ......................................   $      25                  $      25
  Cost of units redeemed ..........................................           0                          0
                                                                      ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions    $      25                  $      25
                                                                      =========                  =========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999


NOTE 6 -- (continued)
       (All amounts in thousands)

                                                                                     WRL
                                                                                 J.P. MORGAN
                                                                           REAL ESTATE SECURITIES
                                                                                 SUBACCOUNT
                                                                           -----------------------
                                                                                DECEMBER 31,
                                                                           -----------------------
                                                                             1999(1)     1998(1)
                                                                           ----------- -----------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ..................................        68           0
  Units issued ...........................................................        29          84
  Units redeemed .........................................................       (46)        (16)
                                                                                 ---         ---
  Units outstanding - end of year ........................................        51          68
                                                                                 ===         ===
 Class B:
  Units outstanding - beginning of year ..................................       157           0
  Units issued ...........................................................       711         302
  Units redeemed .........................................................      (665)       (145)
                                                                                ----        ----
  Units outstanding - end of year ........................................       203         157
                                                                                ====        ====
 Class C:
  Units outstanding - beginning of year ..................................         0
  Units issued ...........................................................         3
  Units redeemed .........................................................         0
                                                                                ----
  Units outstanding - end of year ........................................         3
                                                                                ====
 Class D:
  Units outstanding - beginning of year ..................................         0
  Units issued ...........................................................         3
  Units redeemed .........................................................         0
                                                                                ----
  Units oustanding - end of year .........................................         3
                                                                                ====
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued .............................................  $    250    $    784
  Cost of units redeemed .................................................      (381)       (151)
                                                                            --------    --------
  Increase (decrease) in net assets from capital unit transactions .......  $   (131)   $    633
                                                                            ========    ========
 Class B:
  Proceeds from units issued .............................................  $  6,089    $  2,659
  Cost of units redeemed .................................................    (5,638)     (1,222)
                                                                            --------    --------
  Increase (decrease) in net assets from capital unit transactions .......  $    451    $  1,437
                                                                            ========    ========
 Class C:
  Proceeds from units issued .............................................  $     25
  Cost of units redeemed .................................................         0
                                                                            --------
  Increase (decrease) in net assets from capital unit transactions .......  $     25
                                                                            ========
 Class D:
  Proceeds from units issued .............................................  $     25
  Cost of units redeemed .................................................         0
                                                                            --------
  Increase (decrease) in net assets from capital unit transactions .......  $     25
                                                                            ========


                                                                                 WRL             WRL              WRL
                                                                            GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE
                                                                                GROWTH        SMALL CAP     DIVIDEND GROWTH
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                           --------------- --------------- ----------------
                                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           --------------- --------------- ----------------
                                                                               1999(1)         1999(1)          1999(1)
                                                                           --------------- --------------- ----------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................         162             244              224
  Units redeemed .........................................................         (48)           (207)             (26)
                                                                                   ---            ----              ---
  Units outstanding - end of year ........................................         114              37              198
                                                                                   ===            ====              ===
 Class B:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................         679             437              925
  Units redeemed .........................................................        (175)           (271)            (233)
                                                                                  ----            ----             ----
  Units outstanding - end of year ........................................         504             166              692
                                                                                  ====            ====             ====
 Class C:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................           3               3                3
  Units redeemed .........................................................           0               0                0
                                                                                  ----            ----             ----
  Units outstanding - end of year ........................................           3               3                3
                                                                                  ====            ====             ====
 Class D:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................           3               3                3
  Units redeemed .........................................................           0               0                0
                                                                                  ----            ----             ----
  Units oustanding - end of year .........................................           3               3                3
                                                                                  ====            ====             ====
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued .............................................    $  1,614        $  2,469         $  2,140
  Cost of units redeemed .................................................        (489)         (2,190)            (239)
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $  1,125        $    279         $  1,901
                                                                              ========        ========         ========
 Class B:
  Proceeds from units issued .............................................    $  6,881        $  4,542         $  8,844
  Cost of units redeemed .................................................      (1,788)         (2,854)          (2,175)
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $  5,093        $  1,688         $  6,669
                                                                              ========        ========         ========
 Class C:
  Proceeds from units issued .............................................    $     25        $     25         $     25
  Cost of units redeemed .................................................           0               0                0
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $     25              25         $     25
                                                                              ========        ========         ========
 Class D:
  Proceeds from units issued .............................................    $     25        $     25         $     25
  Cost of units redeemed .................................................           0               0                0
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $     25        $     25         $     25
                                                                              ========        ========         ========

                         Report of Independent Auditors





The Board of Directors
Western Reserve Life Assurance Co. of Ohio


We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (wholly owned indirectly by AEGON N.V.) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                            ERNST & YOUNG LLP
Des Moines, Iowa
February 18, 2000

                   Western Reserve Life Assurance Co. of Ohio

                        Balance Sheets - Statutory Basis
                (Dollars in thousands, except per share amounts)




                                                                                    DECEMBER 31
                                                                               1999             1998
                                                                         -----------------------------------
ADMITTED ASSETS
Cash and invested assets:
   Cash and short-term investments                                         $       23,932    $     73,808
   Bonds                                                                          119,731         184,697
   Common stocks:
     Affiliated entities (cost: 1999 and 1998 - $243)                               2,156             704
     Other (cost: 1999 and 1998 - $302)                                               358             384
   Mortgage loans on real estate                                                    9,698           9,916
   Home office properties                                                          34,066          34,583
   Investment properties                                                           11,078          11,594
   Policy loans                                                                   182,975         112,982
   Other invested assets                                                                -             396
                                                                         -----------------------------------
Total cash and invested assets                                                    383,994         429,064

Premiums deferred and uncollected                                                     785             900
Accrued investment income                                                           1,638           2,867
Transfers from separate accounts due or accrued                                   463,721         350,633
Cash surrender value of life insurance policies                                    47,518          45,445
Other assets                                                                        6,614           9,239
Separate account assets                                                        11,587,982       6,999,290








                                                                         -----------------------------------
Total admitted assets                                                         $12,492,252      $7,837,438
                                                                         ===================================


SEE ACCOMPANYING NOTES.


                                                                                    DECEMBER 31
                                                                               1999             1998
                                                                         -----------------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                   $     302,138     $   231,596
     Annuity                                                                      268,864         265,418
   Policy and contract claim reserves                                               9,269           9,233
   Other policyholders' funds                                                      38,633          38,080
   Remittances and items not allocated                                             20,686          20,569
   Federal income taxes payable                                                     5,873           5,716
   Asset valuation reserve                                                          3,809           2,848
   Interest maintenance reserve                                                     7,866           9,684
   Short-term note payable to affiliate                                            17,100          44,200
   Payable to affiliate                                                               964          37,907
   Other liabilities                                                               49,478          31,151
   Separate account liabilities                                                11,582,656       6,997,456
                                                                         -----------------------------------
Total liabilities                                                              12,307,336       7,693,858

Commitments and contingencies (NOTE 11)

Capital and surplus:
   Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding at December 31, 1999 and 1,500,000 shares authorized, issued and outstanding at December 31, 1998
                                                                                    2,500           1,500
   Paid-in surplus                                                                120,107         120,107
   Unassigned surplus                                                              62,309          21,973
                                                                         -----------------------------------
Total capital and surplus                                                         184,916         143,580
                                                                         -----------------------------------
Total liabilities and capital and surplus                                     $12,492,252      $7,837,438
                                                                         ===================================



SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                           YEAR ENDED DECEMBER 31
                                                                    1999            1998            1997
                                                               -----------------------------------------------
Revenues:
   Premiums and other considerations, net of reinsurance:
     Life                                                        $   584,729     $   476,053     $   394,370
     Annuity                                                       1,104,525         794,841         822,149
   Net investment income                                              39,589          36,315          40,013
   Amortization of interest maintenance reserve                        1,751             744           1,576
   Commissions and expense allowances on reinsurance ceded
                                                                       4,178          15,333              11
   Income from fees associated with investment management,
     administration and contract guarantees for separate
     accounts                                                         19,620          72,817               -
   Other income                                                       44,366          67,751           3,016
                                                               -----------------------------------------------
                                                                   1,798,758       1,463,854       1,261,135
Benefits and expenses:
   Benefits paid or provided for:
     Life                                                             35,591          42,982          28,060
     Surrender benefits                                              689,535         551,528         431,939
     Other benefits                                                   32,201          31,280          28,112
     Increase (decrease) in aggregate reserves for policies
       and contracts:
       Life                                                           70,542          42,940          29,485
       Annuity                                                         3,446         (30,872)        (35,940)
       Other                                                            (121)         32,178             794
                                                               -----------------------------------------------
                                                                     831,194         670,036         482,450
   Insurance expenses:
     Commissions                                                     246,334         205,939         179,106
     General insurance expenses                                      112,536         102,611          70,546
     Taxes, licenses and fees                                         19,019          15,545          13,101
     Net transfers to separate accounts                              540,443         475,435         519,214
     Other expenses                                                        -              59              21
                                                               -----------------------------------------------
                                                                     918,332         799,589         781,988
                                                               -----------------------------------------------
                                                                   1,749,526       1,469,625       1,264,438
                                                               -----------------------------------------------
Gain (loss) from operations before federal income
   tax expense (benefit) and net
   realized capital gains (losses)
   on investments                                                     49,232          (5,771)         (3,303)

Federal income tax expense (benefit)                                  11,816            (347)            469
                                                               -----------------------------------------------
Gain (loss) from operations before net realized capital gains
   (losses) on investments                                            37,416          (5,424)         (3,772)

Netrealized capital gains (losses) on investments (net of
   related federal income taxes and amounts transferred to
   interest maintenance reserve)                                        (716)          1,494             747
                                                               -----------------------------------------------
Net income (loss)                                               $     36,700   $      (3,930)  $      (3,025)
                                                               ===============================================

SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

         Statements of Changes in Capital and Surplus - Statutory Basis
                             (Dollars in thousands)

                                                                                                      TOTAL
                                                                                                     CAPITAL
                                                    COMMON         PAID-IN         UNASSIGNED          AND
                                                    STOCK          SURPLUS          SURPLUS          SURPLUS
                                                 ------------- ---------------- ----------------- ---------------
Balance at January 1, 1997                           $1,500       $  68,015          $26,041         $  95,556
   Net loss                                               -               -           (3,025)           (3,025)
   Change in non-admitted assets                          -               -             (702)             (702)
   Change in asset valuation reserve                      -               -            3,274             3,274
   Change in surplus in separate accounts
                                                          -               -           (2,115)           (2,115)
   Change in reserve valuation                            -               -           (1,872)           (1,872)
   Capital contribution                                   -          20,000                -            20,000
   Tax effect of capital loss carry-forward
     utilized by affiliates                               -               -            3,747             3,747
                                                 ------------- ---------------- ----------------- ---------------
Balance at December 31, 1997                          1,500          88,015           25,348           114,863
   Net loss                                               -               -           (3,930)           (3,930)
   Change in net unrealized capital gains                 -               -              248               248
   Change in non-admitted assets                          -               -           (1,815)           (1,815)
   Change in asset valuation reserve                      -               -             (412)             (412)
   Change in surplus in separate accounts                 -               -             (341)             (341)
   Change in reserve valuation                            -               -           (2,132)           (2,132)
   Capital contribution                                   -          32,092                -            32,092
   Settlement of prior period tax returns                 -               -              353               353
   Tax benefits on stock options exercised                -               -            4,654             4,654
                                                 ------------- ---------------- ----------------- ---------------
Balance at December 31, 1998                          1,500         120,107           21,973           143,580
   Net income                                             -               -           36,700            36,700
   Change in net unrealized capital gains                 -               -            1,421             1,421
   Change in non-admitted assets                          -               -              703               703
   Change in asset valuation reserve                      -               -             (961)             (961)
   Change in surplus in separate accounts                 -               -              451               451
   Transfer from unassigned surplus to common
     stock (stock dividend)                           1,000               -           (1,000)                -
   Settlement of prior period tax returns                 -               -            1,000             1,000
   Tax benefits on stock options exercised                -               -            2,022             2,022
                                                 ------------- ---------------- ----------------- ---------------
Balance at December 31, 1999                         $2,500        $120,107          $62,309          $184,916
                                                 ============= ================ ================= ===============


SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                   Statements of Cash Flows - Statutory Basis
                             (Dollars in thousands)

                                                                         YEAR ENDED DECEMBER 31
                                                                   1999           1998           1997
                                                              ----------------------------------------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance           $1,738,870     $1,356,732     $1,223,898
Net investment income                                               44,235         38,294         43,802
Life and accident and health claims                                (35,872)       (44,426)       (26,005)
Surrender benefits and other fund withdrawals                     (689,535)      (551,528)      (431,939)
Other benefits to policyholders                                    (32,642)       (31,231)       (28,147)
Commissions, other expenses and other taxes                       (382,372)      (326,080)      (262,901)
Net transfers to separate accounts                                (628,762)      (461,982)      (596,347)
Federal income taxes received (paid)                                (9,637)        11,956          5,006
Interest paid                                                            -              -           (731)
Other, net                                                         (21,054)        (7,109)       (14,901)
                                                              ----------------------------------------------
Net cash used in operating activities                              (16,769)       (15,374)       (88,265)

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                      114,177        143,449        146,963
   Mortgage loans on real estate                                       212            221          2,116
   Other                                                                18              -              -
                                                              ----------------------------------------------
                                                                   114,407        143,670        149,079
Cost of investments acquired
   Bonds and preferred stocks                                      (49,279)       (68,202)       (40,418)
   Common stocks                                                         -            (93)          (150)
   Mortgage loans on real estate                                        (1)        (5,313)          (891)
   Real estate                                                        (286)       (26,213)       (12,002)
   Policy loans                                                    (69,993)       (36,241)       (24,137)
   Other                                                              (855)          (414)             -
                                                              ----------------------------------------------
                                                                  (120,414)      (136,476)       (77,598)
                                                              ----------------------------------------------
Net cash provided by (used in) investing activities                 (6,007)         7,194         71,481

FINANCING ACTIVITIES
Issuance (payment) of short-term note payable to
   affiliate, net                                                  (27,100)        36,000          8,200
Capital contribution                                                     -         32,092         20,000
                                                              ----------------------------------------------
Net cash provided by (used in) financing activities                (27,100)        68,092         28,200
                                                              ----------------------------------------------
Increase (decrease) in cash and short-term investments             (49,876)        59,912         11,416

Cash and short-term investments at beginning of year                73,808         13,896          2,480
                                                              ----------------------------------------------
Cash and short-term investments at end of year                $     23,932   $     73,808   $     13,896
                                                              ==============================================


SEE ACCOMPANYING NOTES.

                   Western Reserve Life Assurance Co. of Ohio

                 Notes to Financial Statements - Statutory-Basis
                             (Dollars in thousands)

                                December 31, 1999



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

NATURE OF BUSINESS

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions;
(d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

Other significant statutory accounting practices are as follows:

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 1999, 1998 and 1997, net realized capital gains (losses) of $(67), $1,294 and $3,259, respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $1,751, $744 and $1,576 for the years ended December 31, 1999, 1998 and 1997, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1999, 1998 and 1997, with respect to such practices.

AGGREGATE RESERVES FOR POLICIES

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,675,642, $1,240,858 and $1,164,013 in 1999, 1998 and 1997,
respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

   MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

   INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                                     DECEMBER 31
                                                       1999                              1998
                                          --------------------------------  --------------------------------
                                            CARRYING                            CARRYING
                                             AMOUNT        FAIR VALUE            AMOUNT         FAIR VALUE
                                          --------------------------------  --------------------------------
   ADMITTED ASSETS
   Cash and short-term investments        $     23,932  $       23,932    $       73,808    $     73,808
   Bonds                                       119,731         119,076           184,697         192,556
   Common stocks, other than affiliates            358             358               384             384
   Mortgage loans on real estate                 9,698           9,250             9,916          10,390
   Policy loans                                182,975         182,975           112,982         112,982
   Separate account assets                  11,587,982      11,587,982         6,999,290       6,999,290

   LIABILITIES
   Investment contract liabilities             301,403         294,342           297,349         294,105
   Separate account annuities                8,271,548       8,079,141         5,096,680       5,038,296


3. INVESTMENTS

The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                                    GROSS         GROSS       ESTIMATED
                                                     CARRYING    UNREALIZED    UNREALIZED        FAIR
                                                      AMOUNT        GAINS        LOSSES         VALUE
                                                   --------------------------------------------------------
   DECEMBER 31, 1999
   Bonds:
     United States Government and agencies         $    4,755    $       4     $     66     $    4,693
     State, municipal and other government              2,185           12            -          2,197
     Public utilities                                  13,134          129          368         12,895
     Industrial and miscellaneous                      52,997        1,213        1,208         53,002
     Mortgage and other asset-backed securities        46,660          480          851         46,289
                                                   --------------------------------------------------------
   Total bonds                                       $119,731       $1,838       $2,493       $119,076
                                                   ========================================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

                                                                    GROSS         GROSS       ESTIMATED
                                                     CARRYING    UNREALIZED    UNREALIZED        FAIR
                                                      AMOUNT        GAINS        LOSSES         VALUE
                                                   --------------------------------------------------------
   DECEMBER 31, 1998
   Bonds:
     United States Government and agencies         $    4,749     $     83    $       -     $    4,832
     State, municipal and other government              3,234          117            -          3,351
     Public utilities                                  18,792          818          251         19,359
     Industrial and miscellaneous                      96,332        6,685          577        102,440
     Mortgage and other asset-backed securities        61,590        1,235          251         62,574
                                                   --------------------------------------------------------
   Total bonds                                       $184,697       $8,938       $1,079       $192,556
                                                   ========================================================

The carrying amount and fair value of bonds at December 31, 1999 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                                              ESTIMATED
                                                                               CARRYING          FAIR
                                                                                AMOUNT          VALUE
                                                                             -------------------------------
   Due in one year or less                                                     $  10,521        $  10,560
   Due one through five years                                                     32,248           31,993
   Due five through ten years                                                     17,342           17,104
   Due after ten years                                                            12,960           13,130
                                                                             -------------------------------
                                                                                  73,071           72,787
   Mortgage and other asset-backed securities                                     46,660           46,289
                                                                             -------------------------------
                                                                                $119,731         $119,076
                                                                             ===============================

A detail of net investment income is presented below:

                                                                           YEAR ENDED DECEMBER 31
                                                                       1999         1998          1997
                                                                   ----------------------------------------

   Interest on bonds                                                  $12,094      $17,150       $25,723
   Dividends on equity investments from subsidiaries                   18,555       13,233        10,855
   Interest on mortgage loans                                             746          499           478
   Rental income on real estate                                         5,794        2,839         1,371
   Interest on policy loans                                             9,303        6,241         4,656
   Other investment income                                                414          540            26
                                                                   ----------------------------------------
   Gross investment income                                             46,906       40,502        43,109

   Investment expenses                                                 (7,317)      (4,187)       (3,096)
                                                                   ----------------------------------------
   Net investment income                                              $39,589      $36,315       $40,013
                                                                   ========================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




3. INVESTMENTS (CONTINUED)

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                                          YEAR ENDED DECEMBER 31
                                                                     1999          1998           1997
                                                                --------------------------------------------
   Proceeds                                                         $114,177       $143,449      $146,963
                                                                ============================================

   Gross realized gains                                           $    1,762     $    4,641    $    3,921
   Gross realized losses                                               1,709            899           626
                                                                --------------------------------------------
   Net realized gains                                           $         53     $    3,742    $    3,295
                                                                ============================================

At December 31, 1999, bonds with an aggregate carrying value of $4,152 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                                 REALIZED
                                                               ---------------------------------------------
                                                                          YEAR ENDED DECEMBER 31
                                                                    1999            1998          1997
                                                               ---------------------------------------------
   Debt securities                                                   $   53          $3,742       $3,295
   Other invested assets                                                 18             (18)           -
                                                               ---------------------------------------------
                                                                         71           3,724        3,295

   Tax expense                                                         (854)           (936)        (711)
   Transfer to interest maintenance reserve                              67          (1,294)      (3,259)
                                                               ---------------------------------------------
   Net realized gains (losses)                                        $(716)         $1,494      $   747
                                                               =============================================

                                                                          CHANGES IN UNREALIZED
                                                               ---------------------------------------------
                                                                          YEAR ENDED DECEMBER 31
                                                                    1999            1998          1997
                                                               ---------------------------------------------
   Debt securities                                                  $(8,514)        $(3,985)       $(896)
   Common stocks                                                      1,426             248            -
                                                               ---------------------------------------------
   Change in unrealized appreciation (depreciation)                 $(7,088)        $(3,737)       $(896)
                                                               =============================================

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)




3. INVESTMENTS (CONTINUED)

Gross unrealized gains (losses) on common stocks were as follows:

                                                               UNREALIZED
                                                      --------------------------
                                                              DECEMBER 31
                                                           1999          1998
                                                      --------------------------

   Unrealized gains                                       $1,995          $579
   Unrealized losses                                         (26)          (36)
                                                      --------------------------
   Net unrealized gains                                   $1,969          $543
                                                      ==========================

During 1999, the Company did not issue any mortgage loans. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

During 1999, 1998 and 1997, no mortgage loans were foreclosed and transferred to real estate. During 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $110 and $112, respectively.

At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.


4. REINSURANCE

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                                                      YEAR ENDED DECEMBER 31
                                                             1999              1998             1997
                                                       -----------------------------------------------------
   Direct premiums                                          $1,748,265        $1,345,752       $1,219,271
   Reinsurance assumed                                               -               461            2,389
   Reinsurance ceded                                           (59,011)          (75,319)          (5,141)
                                                       -----------------------------------------------------
   Net premiums earned                                      $1,689,254        $1,270,894       $1,216,519
                                                       =====================================================


                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


4. REINSURANCE (CONTINUED)

The Company received reinsurance recoveries in the amount of $4,916, $5,260 and $2,288 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,557 and $1,003, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $3,487 and $2,849, respectively.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:


                                                                           YEAR ENDED DECEMBER 31
                                                                       1999          1998          1997
                                                                  ------------------------------------------

   Computed tax (benefit) at federal statutory rate (35%)             $17,231        $(2,019)     $(1,156)
   Deferred acquisition costs - tax basis                              11,344          9,672        9,164
   Tax reserve valuation                                               (2,272)         1,513         (194)
   Excess tax depreciation                                               (727)          (442)        (127)
   Amortization of IMR                                                   (613)          (260)        (552)
   Dividend received deduction                                        (10,784)        (6,657)      (5,326)
   Prior year over-accrual                                             (3,167)        (2,322)      (1,541)
   Other, net                                                             804            168          201
                                                                  ------------------------------------------
   Federal income tax expense (benefit)                               $11,816       $   (347)    $    469
                                                                  ==========================================

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


5. INCOME TAXES (CONTINUED)

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.

In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 1999 and 1998 were credited directly to unassigned surplus.


6. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)


                                                                        DECEMBER 31
                                                            1999                           1998
                                                 ---------------------------    ----------------------------
                                                                   PERCENT                         PERCENT
                                                     AMOUNT       OF TOTAL           AMOUNT       OF TOTAL
                                                 ---------------- ----------    ----------------- ----------
   Subject to discretionary withdrawal with
     market value adjustment                      $     12,534         0%        $     12,810          0%
   Subject to discretionary withdrawal at book
     value less surrender charge                        73,903         1               76,289          1
   Subject to discretionary withdrawal at
     market value                                    8,271,441        96            5,096,680         94
   Subject to discretionary withdrawal at book
     value (minimal or no charges or
     adjustments)                                      217,372         3              210,270          4
   Not subject to discretionary withdrawal
     provision                                          15,433         0               15,681          1
                                                 ----------------------------   ----------------------------
                                                     8,590,683       100%           5,411,730        100%
                                                                  ==========                      ==========
   Less reinsurance ceded                                1,581                          1,131
                                                 ----------------               -----------------
   Total policy reserves on annuities and
     deposit fund liabilities                       $8,589,102                     $5,410,599
                                                 ================               =================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                          YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------
                                                                  1999             1998             1997
                                                             ---------------- ---------------- ---------------
   Transfers as reported in the summary of
     operations of the separate accounts
     statement:
     Transfers to separate accounts                               $1,675,642       $1,240,858     $1,164,013
     Transfers from separate accounts                              1,056,207          774,690        646,477
                                                             ---------------- ---------------- ---------------
   Net transfers to separate accounts                                619,435          466,168        517,536

   Reconciling adjustments - change in accruals
     for investment management, administration
     fees and contract guarantees, reinsurance
     and separate account surplus                                    (78,992)           9,267          1,678
                                                             ---------------- ---------------- ---------------
   Transfers as reported in the summary of operations of
     the life, accident and health annual statement
                                                                 $   540,443      $   475,435    $   519,214
                                                             ================ ================ ===============

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                                       GROSS        LOADING        NET
                                                                   -------------- ------------- ----------
   DECEMBER 31, 1999
   Ordinary direct renewal business                                    $1,017          $232         $785
                                                                   -------------- ------------- -----------
                                                                       $1,017          $232         $785
                                                                   ============== ============= ===========

   DECEMBER 31, 1998
   Ordinary direct renewal business                                    $1,101          $201         $900
                                                                   -------------- ------------- -----------
                                                                       $1,101          $201         $900
                                                                   ============== ============= ===========

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 and $1,872 was made for the years ended December 31, 1998 and 1997, respectively, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $36,700.


8. CAPITAL STRUCTURE

During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


9. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,105, $917 and $659 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Pension expense related to this plan was $816, $632 and $448 for the years ended December 31, 1999, 1998 and 1997, respectively.

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $81, $157 and $99 for the years ended December 31, 1999, 1998 and 1997, respectively.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


10. RELATED PARTY TRANSACTIONS

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $16,905 $12,763 and $10,040, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1999, 1998 and 1997, the Company received $3,755, $5,125 and $4,395, respectively, for such services, which approximates their cost.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.06% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,997, $1,090 and $364, respectively, to affiliates.

The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.

At December 31, 1999 and 1998, the Company had short-term note payables to an affiliate of $17,100 and $44,200, respectively. Interest on these notes ranged from 5.15% to 5.9% at December 31, 1999 and 5.13% to 5.54% at December 31, 1998.

During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1999 and 1998, the cash surrender value of these policies was $47,518 and $45,445, respectively.


11. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

                   Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


11. COMMITMENTS AND CONTINGENCIES (CONTINUED)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,498 and $3,489 and an offsetting premium tax benefit of $837 and $828 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(20), $(74) and $0 at December 31, 1999, 1998 and 1997, respectively.


12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME

The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                                                                                        YEAR ENDED
                                                           DECEMBER 31, 1998        DECEMBER 31, 1998
                                                       -------------------------- --------------------------
                                                             TOTAL CAPITAL
                                                              AND SURPLUS             NET INCOME/(LOSS)
                                                       -------------------------- --------------------------

   Amounts reported in Annual Statement                         $148,038                 $    528
   Adjustment to federal income tax benefit                       (4,458)                  (4,458)
                                                       -------------------------- --------------------------
   Amounts reported herein                                      $143,580                  $(3,930)
                                                       ========================== ==========================

                   Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                                December 31, 1999



SCHEDULE I

                                                                              FAIR         AMOUNT AT WHICH SHOWN
                TYPE OF INVESTMENT                       COST (1)            VALUE          IN THE BALANCE SHEET
-------------------------------------------------------------------------------------------------------------------
FIXED MATURITIES
Bonds:
   United States Government and government
     agencies and authorities                            $    5,827         $    5,820            $    5,827
   States, municipalities and political
     subdivisions                                             7,110              7,275                 7,110
   Public utilities                                          13,134             12,895                13,134
   All other corporate bonds                                 93,660             93,086                93,660
                                                    ---------------------------------------------------------------
Total fixed maturities                                      119,731            119,076               119,731

EQUITY SECURITIES
Common stocks:
   Affiliated entities                                          243              2,156                 2,156
   Industrial, miscellaneous and all other                      302                358                   358
                                                    ---------------------------------------------------------------
Total equity securities                                         545              2,514                 2,514

Mortgage loans on real estate                                 9,698                                    9,698
Real estate                                                  45,144                                   45,144
Policy loans                                                182,975                                  182,975
Cash and short-term investments                              23,932                                   23,932
                                                    -------------------                   -------------------------
Total investments                                          $382,025                                 $383,994
                                                    ===================                   =========================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                   Western Reserve Life Assurance Co. of Ohio

                       Supplementary Insurance Information
                             (Dollars in thousands)

SCHEDULE III


                                                                                              BENEFITS,
                                FUTURE POLICY    POLICY AND                       NET      CLAIMS, LOSSES      OTHER
                                 BENEFITS AND     CONTRACT       PREMIUM      INVESTMENT   AND SETTLEMENT    OPERATING
                                   EXPENSES      LIABILITIES     REVENUE        INCOME*       EXPENSES        EXPENSES*
                               -------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
Individual life                     $291,106      $  9,152      $   583,656     $10,754         $178,237        $261,284
Group life                            11,032           100            1,073         706            1,437             599
Annuity                              268,864            17        1,104,525      28,129          651,520         116,006
                               -------------------------------------------------------------------------------------------
                                    $571,002      $  9,269       $1,689,254     $39,589         $831,194        $377,889
                               ===========================================================================================

YEAR ENDED DECEMBER 31, 1998
Individual life                     $221,050      $  8,624      $   474,120    $  9,884         $122,542        $230,368
Group life                            10,546           100            1,933         723            1,962           2,281
Annuity                              265,418           509          794,841      25,708          545,532          91,505
                               -------------------------------------------------------------------------------------------
                                    $497,014      $  9,233       $1,270,894     $36,315         $670,036        $324,154
                               ===========================================================================================

YEAR ENDED DECEMBER 31, 1997
Individual life                     $177,088      $  9,533      $   390,452     $13,742        $  88,738        $176,303
Group life                             9,435           805            3,918         810            3,986           3,292
Annuity                              296,290           591          822,149      25,461          389,726          83,179
                               -------------------------------------------------------------------------------------------
                                    $482,813       $10,929       $1,216,519     $40,013         $482,450        $262,774
                               ===========================================================================================



* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                   Western Reserve Life Assurance Co. of Ohio

                                   Reinsurance
                             (Dollars in thousands)

SCHEDULE IV

                                                                                                     PERCENTAGE OF
                                                 CEDED TO OTHER    ASSUMED FROM         NET          AMOUNT ASSUMED
                                 GROSS AMOUNT       COMPANIES     OTHER COMPANIES      AMOUNT            TO NET
                               -------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force             $63,040,741      $11,297,250 $              -      $51,743,494         0.0%
                               =====================================================================================

Premiums:
   Individual life                 $    604,628   $       20,972    $          -      $    583,656         0.0%
   Group life                             1,383              310               -             1,073         0.0
   Annuity                            1,142,254           37,729               -         1,104,525         0.0
                               -------------------------------------------------------------------------------------
                                   $  1,748,265   $       59,011    $          -      $  1,689,254         0.0%
                               =====================================================================================

YEAR ENDED DECEMBER 31, 1998
Life insurance in force             $51,064,173   $    9,862,460    $          -      $ 41,201,713         0.0%
                               =====================================================================================

Premiums:
   Individual life                 $    493,633   $       19,512    $          -      $    474,121         0.0%
   Group life                             1,691              220             461             1,932        23.8
   Annuity                              850,428           55,587               -           794,841         0.0
                               -------------------------------------------------------------------------------------
                                   $  1,345,752   $       75,319    $        461      $  1,270,894          .03%
                               =====================================================================================

YEAR ENDED DECEMBER 31, 1997
Life insurance in force            $ 40,221,361   $    6,776,447    $  2,692,822      $ 36,137,736         7.5%
                               =====================================================================================

Premiums:
   Individual life                 $    395,361   $        4,910    $          -      $    390,452         0.0%
   Group life                             1,761              231           2,389             3,918        61.0
   Annuity                              822,149                -               -           822,149         0.0
                               -------------------------------------------------------------------------------------
                                   $  1,219,271   $        5,141    $      2,389      $  1,216,519         0.2%
                               =====================================================================================